UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22019
                                                    -----------

                  First Trust Exchange-Traded AlphaDEX(R) Fund
           ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ---------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ---------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                            ------------

                        Date of fiscal year end: July 31
                                                ---------

                   Date of reporting period: October 31, 2014
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Portfolios of Investments are attached herewith.


FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                          VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS -- 100.1%
                 AUTO COMPONENTS -- 5.1%
        503,207  Gentex Corp.                                    $   16,474,997
         58,955  Johnson Controls, Inc.                               2,785,624
        124,695  Lear Corp.                                          11,534,287
        133,088  TRW Automotive Holdings Corp. (a)                   13,488,469
        138,585  Visteon Corp. (a)                                   13,013,132
                                                                 --------------
                                                                     57,296,509
                                                                 --------------
                 AUTOMOBILES -- 2.6%
        728,496  Ford Motor Co.                                      10,264,509
        337,251  General Motors Co.                                  10,589,681
         32,044  Tesla Motors, Inc. (a)                               7,745,035
                                                                 --------------
                                                                     28,599,225
                                                                 --------------
                 BUILDING PRODUCTS -- 0.5%
        131,132  Fortune Brands Home & Security, Inc.                 5,671,459
                                                                 --------------
                 DISTRIBUTORS -- 1.3%
         88,810  Genuine Parts Co.                                    8,621,675
        202,518  LKQ Corp. (a)                                        5,785,939
                                                                 --------------
                                                                     14,407,614
                                                                 --------------
                 DIVERSIFIED CONSUMER SERVICES -- 4.5%
        535,439  Apollo Education Group, Inc. (a)                    15,345,682
        251,770  DeVry Education Group, Inc.                         12,188,186
         19,168  Graham Holdings Co., Class B                        15,020,045
        368,595  Service Corp. International                          8,061,172
                                                                 --------------
                                                                     50,615,085
                                                                 --------------
                 FOOD & STAPLES RETAILING -- 1.7%
         85,895  Costco Wholesale Corp.                              11,455,816
        101,937  Wal-Mart Stores, Inc.                                7,774,735
                                                                 --------------
                                                                     19,230,551
                                                                 --------------
                 HOTELS, RESTAURANTS & LEISURE -- 11.1%
        166,796  Bally Technologies, Inc. (a)                        13,410,398
        106,174  Brinker International, Inc.                          5,695,173
         87,564  Burger King Worldwide, Inc. (b)                      2,861,592
        193,953  Carnival Corp.                                       7,787,213
         20,201  Chipotle Mexican Grill, Inc. (a)                    12,888,238
        149,917  Choice Hotels International, Inc.                    8,020,559
         69,977  Domino's Pizza, Inc.                                 6,213,258
        178,064  Hyatt Hotels Corp., Class A (a)                     10,544,950
        319,312  International Game Technology                        5,233,524


SHARES           DESCRIPTION                                          VALUE
-------------------------------------------------------------------------------

                 HOTELS, RESTAURANTS & LEISURE (CONTINUED)
        192,660  Marriott International, Inc., Class A           $   14,593,995
        299,099  Norwegian Cruise Line Holdings Ltd. (a)             11,664,861
         15,905  Panera Bread Co., Class A (a)                        2,570,884
         80,023  Royal Caribbean Cruises Ltd.                         5,439,163
         34,435  Starbucks Corp.                                      2,601,909
         31,274  Starwood Hotels & Resorts Worldwide, Inc.            2,397,465
        314,383  Wendy's (The) Co.                                    2,521,352
        132,547  Wyndham Worldwide Corp.                             10,294,925
                                                                 --------------
                                                                    124,739,459
                                                                 --------------
                 HOUSEHOLD DURABLES -- 11.1%
        379,832  D.R. Horton, Inc.                                    8,656,371
        149,948  Garmin Ltd. (b)                                      8,319,115
         79,469  Harman International Industries, Inc.                8,530,202
        179,242  Jarden Corp. (a)                                    11,666,862
        223,168  Leggett & Platt, Inc.                                8,788,356
        138,715  Lennar Corp., Class A                                5,975,842
         40,012  Mohawk Industries, Inc. (a)                          5,683,305
        313,049  Newell Rubbermaid, Inc.                             10,433,923
          6,939  NVR, Inc. (a)                                        8,518,178
        762,565  PulteGroup, Inc.                                    14,633,622
        480,386  Taylor Morrison Home Corp., Class A (a)              8,281,855
        239,736  Tempur Sealy International, Inc. (a)                12,619,703
         83,301  Toll Brothers, Inc. (a)                              2,661,467
         53,566  Whirlpool Corp.                                      9,216,030
                                                                 --------------
                                                                    123,984,831
                                                                 --------------
                 INTERNET & CATALOG RETAIL -- 2.7%
          8,047  Amazon.com, Inc. (a)                                 2,458,037
        153,726  Expedia, Inc.                                       13,062,098
        107,586  Liberty Interactive Corp., Class A (a)               2,812,298
         23,964  Netflix, Inc. (a)                                    9,412,340
          2,302  Priceline Group (The), Inc. (a)                      2,776,696
                                                                 --------------
                                                                     30,521,469
                                                                 --------------
                 INTERNET SOFTWARE & SERVICES -- 0.9%
         95,160  eBay, Inc. (a)                                       4,995,900
        151,787  HomeAway, Inc. (a)                                   5,297,366
                                                                 --------------
                                                                     10,293,266
                                                                 --------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                          VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 LEISURE PRODUCTS -- 2.2%
         47,245  Hasbro, Inc.                                    $    2,718,005
        351,461  Mattel, Inc.                                        10,919,893
         71,882  Polaris Industries, Inc.                            10,844,119
                                                                 --------------
                                                                     24,482,017
                                                                 --------------
                 MEDIA -- 14.1%
        307,769  Cablevision Systems Corp., Class A (b)               5,730,659
         48,558  CBS Corp., Class B                                   2,632,815
         51,544  Charter Communications, Inc., Class A (a)            8,164,054
        228,856  Cinemark Holdings, Inc.                              8,083,194
        144,892  Comcast Corp., Class A                               8,019,772
        124,493  DIRECTV (a)                                         10,804,747
         69,777  Discovery Communications, Inc., Class C (a)          2,441,497
        120,668  DISH Network Corp., Class A (a)                      7,680,518
        262,578  Gannett Co., Inc.                                    8,271,207
        141,851  Interpublic Group of Cos. (The), Inc.                2,750,491
         46,235  John Wiley & Sons, Inc., Class A                     2,699,662
        285,383  Liberty Media Corp., Class A (a)                    13,704,092
        286,671  Liberty Media Corp., Class C (a)                    13,740,141
         78,763  Lions Gate Entertainment Corp.                       2,609,418
        560,705  Live Nation Entertainment, Inc. (a)                 14,578,330
        476,626  News Corp., Class A (a)                              7,378,170
         37,715  Omnicom Group, Inc.                                  2,710,200
        130,632  Regal Entertainment Group, Class A (b)               2,893,499
        744,313  Sirius XM Holdings, Inc. (a) (b)                     2,552,994
         78,426  Starz, Class A (a)                                   2,423,363
         37,491  Time Warner Cable, Inc.                              5,519,050
         71,682  Time Warner, Inc.                                    5,696,569
        157,132  Twenty-First Century Fox, Inc., Class A              5,417,911
        120,940  Walt Disney (The) Co.                               11,051,497
                                                                 --------------
                                                                    157,553,850
                                                                 --------------
                 MULTILINE RETAIL -- 7.4%
        180,925  Big Lots, Inc.                                       8,259,226
        123,653  Dillard's, Inc., Class A                            13,077,541
        176,269  Dollar General Corp. (a)                            11,046,778
         95,998  Dollar Tree, Inc. (a)                                5,814,599
        139,491  Family Dollar Stores, Inc.                          10,920,751
        220,768  Kohl's Corp.                                        11,970,041
        133,886  Macy's, Inc.                                         7,741,289


SHARES           DESCRIPTION                                          VALUE
-------------------------------------------------------------------------------

                 MULTILINE RETAIL (CONTINUED)
        113,994  Nordstrom, Inc.                                 $    8,277,104
         85,859  Target Corp.                                         5,307,803
                                                                 --------------
                                                                     82,415,132
                                                                 --------------
                 PERSONAL PRODUCTS -- 0.7%
        156,922  Coty, Inc., Class A                                  2,604,905
         72,097  Estee Lauder (The) Cos., Inc., Class A               5,420,253
                                                                 --------------
                                                                      8,025,158
                                                                 --------------
                 PROFESSIONAL SERVICES -- 0.2%
         58,582  Nielsen N.V.                                         2,489,149
                                                                 --------------
                 REAL ESTATE INVESTMENT TRUSTS -- 0.5%
        179,934  CBS Outdoor Americas, Inc.                           5,475,392
                                                                 --------------
                 ROAD & RAIL -- 2.1%
         29,782  AMERCO                                               8,074,496
        196,342  Avis Budget Group, Inc. (a)                         10,946,066
        212,151  Hertz Global Holdings, Inc. (a)                      4,650,350
                                                                 --------------
                                                                     23,670,912
                                                                 --------------
                 SPECIALTY RETAIL -- 24.6%
        553,741  Aaron's, Inc.                                       13,710,627
        148,241  Abercrombie & Fitch Co., Class A                     4,963,109
        103,431  Advance Auto Parts, Inc.                            15,200,220
      1,012,757  Ascena Retail Group, Inc. (a)                       12,608,825
          5,012  AutoZone, Inc. (a)                                   2,774,242
        163,646  Bed Bath & Beyond, Inc. (a)                         11,019,922
        320,760  Best Buy Co., Inc.                                  10,950,746
         55,914  CarMax, Inc. (a)                                     3,126,152
        299,657  CST Brands, Inc.                                    11,461,880
        245,609  Dick's Sporting Goods, Inc.                         11,143,280
        357,834  DSW, Inc., Class A                                  10,609,778
        242,036  Foot Locker, Inc.                                   13,556,436
        326,909  GameStop Corp., Class A (b)                         13,978,629
         62,389  Gap (The), Inc.                                      2,363,919
        117,496  Home Depot (The), Inc.                              11,458,210
        116,284  L Brands, Inc.                                       8,386,402
        203,621  Lowe's Cos., Inc.                                   11,647,121
        148,688  Michaels Cos., (The), Inc. (a)                       2,718,017
        253,780  Murphy USA, Inc. (a)                                14,541,594
         35,859  O'Reilly Automotive, Inc. (a)                        6,306,881
        132,713  Penske Automotive Group, Inc.                        6,003,936
         37,057  PetSmart, Inc.                                       2,681,074
        103,097  Ross Stores, Inc.                                    8,321,990
        196,843  Sally Beauty Holdings, Inc. (a)                      5,769,468
        118,320  Signet Jewelers Ltd.                                14,199,583
      1,113,188  Staples, Inc.                                       14,115,224


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                          VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 SPECIALTY RETAIL (CONTINUED)
         55,937  Tiffany & Co.                                   $    5,376,665
         91,066  TJX (The) Cos., Inc.                                 5,766,299
         91,232  Ulta Salon, Cosmetics & Fragrance, Inc. (a)         11,021,738
        212,334  Urban Outfitters, Inc. (a)                           6,446,460
         38,999  Williams-Sonoma, Inc.                                2,536,105
                                                                 --------------
                                                                    274,764,532
                                                                 --------------
                 TEXTILES, APPAREL & LUXURY GOODS -- 6.8%
        100,548  Carter's, Inc.                                       7,855,815
        138,525  Deckers Outdoor Corp. (a)                           12,115,397
        125,357  Hanesbrands, Inc.                                   13,238,953
        120,833  NIKE, Inc., Class B                                 11,233,844
         44,464  PVH Corp.                                            5,084,458
         32,613  Ralph Lauren Corp.                                   5,375,927
        194,947  Under Armour, Inc., Class A (a)                     12,784,624
        118,031  VF Corp.                                             7,988,338
                                                                 --------------
                                                                     75,677,356
                                                                 --------------
                 TOTAL COMMON STOCKS -- 100.1%                    1,119,912,966
                 (Cost $1,084,259,977)                           --------------

                 MONEY MARKET FUNDS -- 0.2%
      2,206,526  Goldman Sachs Financial Square
                    Treasury Obligations Fund -
                    Institutional Class - 0.01% (c) (d)               2,206,526
        213,081  Morgan Stanley Institutional
                    Liquidity Fund - Treasury
                    Portfolio - Institutional Class - 0.03% (c)         213,081
                                                                 --------------
                 TOTAL MONEY MARKET FUNDS -- 0.2%                     2,419,607
                 (Cost $2,419,607)                               --------------


   PRINCIPAL
     VALUE       DESCRIPTION                                          VALUE
-------------------------------------------------------------------------------

                 REPURCHASE AGREEMENTS -- 2.0%
     $2,226,183  JPMorgan Chase & Co., 0.08% (c), dated
                    10/31/14, due 11/03/14, with a
                    maturity value of $2,226,198.
                    Collateralized by U.S. Treasury Note,
                    interest rate of 0.750%, due 12/31/17.
                    The value of the collateral including
                    accrued interest is $2,276,567. (d)          $    2,226,183
     20,480,887  RBC Capital Markets LLC, 0.08% (c), dated
                    10/31/14, due 11/03/14, with a
                    maturity value of $20,481,023.
                    Collateralized by U.S. Treasury Notes,
                    interest rates of 0.250% to 1.250%, due
                    11/30/15 to 11/30/18. The value of the
                    collateral including accrued interest is
                    $20,929,597. (d)                                 20,480,887
                                                                 --------------
                 TOTAL REPURCHASE AGREEMENTS -- 2.0%
                 (Cost $22,707,070)                                  22,707,070
                                                                 --------------

                 TOTAL INVESTMENTS -- 102.3%                     $1,145,039,643
                 (Cost $1,109,386,654) (e)
                 NET OTHER ASSETS AND
                    LIABILITIES -- (2.3)%                           (25,594,575)
                                                                 --------------
                 NET ASSETS -- 100.0%                            $1,119,445,068
                                                                 ==============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $24,724,655 and the total value of the collateral held by the Fund is $24,913,596.

(c)   Interest rate shown reflects yield as of October 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $62,095,197 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $26,442,208.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

OCTOBER 31, 2014 (UNAUDITED)


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1              LEVEL 2           LEVEL 3
-------------------------------------------------------------------------------
Common Stocks*             $  1,119,912,966      $          --      $        --
Money Market Funds                2,419,607                 --               --
Repurchase Agreements                    --         22,707,070               --
                           ----------------------------------------------------
Total Investments          $  1,122,332,573      $  22,707,070      $        --
                           ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                          VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS -- 100.0%
                 BEVERAGES -- 19.3%
        170,165  Brown-Forman Corp., Class B                     $   15,769,191
        359,730  Coca-Cola (The) Co.                                 15,065,492
      1,006,215  Constellation Brands, Inc., Class A (a)             92,108,921
      1,090,976  Dr Pepper Snapple Group, Inc.                       75,550,088
        618,508  Molson Coors Brewing Co., Class B                   46,004,625
        765,346  Monster Beverage Corp. (a)                          77,208,104
        494,709  PepsiCo, Inc.                                       47,576,165
                                                                 --------------
                                                                    369,282,586
                                                                 --------------
                 FOOD & STAPLES RETAILING -- 18.0%
        881,619  CVS Health Corp.                                    75,651,726
      1,686,607  Kroger (The) Co.                                    93,960,876
        447,572  Safeway, Inc.                                       15,602,360
      1,848,942  Sysco Corp.                                         71,258,225
        776,968  Walgreen Co.                                        49,896,885
        920,521  Whole Foods Market, Inc.                            36,204,091
                                                                 --------------
                                                                    342,574,163
                                                                 --------------
                 FOOD PRODUCTS -- 41.6%
      1,716,393  Archer-Daniels-Midland Co.                          80,670,471
        359,256  Campbell Soup Co.                                   15,868,338
        857,001  Hain Celestial Group (The) Inc. (a)                 92,770,358
        895,985  Hormel Foods Corp.                                  48,302,551
        925,827  Ingredion, Inc.                                     71,520,136
        465,103  JM Smucker (The) Co.                                48,370,712
        747,440  Kellogg Co.                                         47,806,262
        539,200  Keurig Green Mountain, Inc.                         81,823,600
        478,636  Mead Johnson Nutrition Co.                          47,533,341
      2,870,025  Pilgrim's Pride Corp. (a)                           81,537,410
        470,180  Pinnacle Foods, Inc.                                15,892,084
      1,782,231  Tyson Foods, Inc., Class A                          71,913,021
      2,414,277  WhiteWave Foods (The) Co. (a)                       89,883,533
                                                                 --------------
                                                                    793,891,817
                                                                 --------------
                 HOUSEHOLD PRODUCTS -- 13.0%
        499,971  Church & Dwight Co., Inc.                           36,202,900
        365,260  Clorox (The) Co.                                    36,343,370
        284,817  Energizer Holdings, Inc.                            34,932,805
        142,754  Kimberly-Clark Corp.                                16,312,500
        418,912  Procter & Gamble (The) Co.                          36,558,450
        968,905  Spectrum Brands Holdings, Inc.                      87,773,104
                                                                 --------------
                                                                    248,123,129
                                                                 --------------
                 SPECIALTY RETAIL -- 0.9%
        396,193  GNC Holdings, Inc., Class A                         16,469,743
                                                                 --------------


SHARES           DESCRIPTION                                          VALUE
-------------------------------------------------------------------------------

                 TOBACCO -- 7.2%
      1,002,289  Altria Group, Inc.                              $   48,450,650
        585,539  Lorillard, Inc.                                     36,010,649
        184,117  Philip Morris International, Inc.                   16,388,254
        594,645  Reynolds American, Inc.                             37,409,117
                                                                 --------------
                                                                    138,258,670
                                                                 --------------
                 TOTAL COMMON STOCKS -- 100.0%                    1,908,600,108
                 (Cost $1,780,218,915)

                 MONEY MARKET FUNDS -- 0.0%
        487,310  Morgan Stanley Institutional
                    Liquidity Fund - Treasury
                    Portfolio - Institutional
                    Class - 0.03% (b)                                   487,310
                 (Cost $487,310)                                 --------------

                 TOTAL INVESTMENTS -- 100.0%                      1,909,087,418
                 (Cost $1,780,706,225) (c)
                 NET OTHER ASSETS AND
                    LIABILITIES -- (0.0)%                              (212,691)
                                                                 --------------
                 NET ASSETS -- 100.0%                            $1,908,874,727
                                                                 ==============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of October 31, 2014.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $131,563,261 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,182,068.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

OCTOBER 31, 2014 (UNAUDITED)


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1              LEVEL 2           LEVEL 3
-------------------------------------------------------------------------------
Common Stocks*             $ 1,908,600,108        $        --       $        --
Money Market Funds                 487,310                 --                --
                           ----------------------------------------------------
Total Investments          $ 1,909,087,418        $        --       $        --
                           ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                          VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS -- 99.9%
                 ENERGY EQUIPMENT & SERVICES -- 30.6%
        222,543  Atwood Oceanics, Inc. (a)                       $    9,046,373
         89,657  Baker Hughes, Inc.                                   4,748,235
         87,891  Cameron International Corp. (a)                      5,233,909
        283,700  Diamond Offshore Drilling, Inc. (b)                 10,698,327
         47,283  Dresser-Rand Group, Inc. (a)                         3,863,021
         33,048  FMC Technologies, Inc. (a)                           1,852,010
        311,959  Frank's International N.V. (b)                       5,375,054
         60,291  Halliburton Co.                                      3,324,446
         79,483  Helmerich & Payne, Inc.                              6,900,714
        256,298  Nabors Industries Ltd.                               4,574,919
        102,213  National Oilwell Varco, Inc.                         7,424,752
         62,820  Oil States International, Inc. (a)                   3,752,867
        239,117  Patterson-UTI Energy, Inc.                           5,506,864
        307,310  Rowan Cos. PLC, Class A                              7,458,414
        177,092  RPC, Inc.                                            2,904,309
        363,314  Seadrill Ltd. (b)                                    8,356,222
         54,613  Superior Energy Services, Inc.                       1,373,517
        165,762  Unit Corp. (a)                                       8,026,196
                                                                 --------------
                                                                    100,420,149
                                                                 --------------
                 OIL, GAS & CONSUMABLE FUELS -- 65.4%
         17,707  Anadarko Petroleum Corp.                             1,625,149
         82,852  Apache Corp.                                         6,396,174
        133,572  Athlon Energy, Inc. (a)                              7,787,248
         48,607  Cheniere Energy, Inc. (a)                            3,645,525
        253,756  Chesapeake Energy Corp.                              5,628,308
         81,472  Chevron Corp.                                        9,772,566
         61,464  Cimarex Energy Co.                                   6,986,613
         14,307  Concho Resources, Inc. (a)                           1,559,892
        127,055  ConocoPhillips                                       9,167,018
         26,983  Continental Resources, Inc. (a)                      1,521,032
         86,936  CVR Energy, Inc. (b)                                 4,223,351
        388,133  Denbury Resources, Inc.                              4,812,849
        114,078  Devon Energy Corp.                                   6,844,680
         18,122  EOG Resources, Inc.                                  1,722,496
        102,680  EP Energy Corp., Class A (a) (b)                     1,499,128
         19,623  EQT Corp.                                            1,845,347
         82,707  Exxon Mobil Corp.                                    7,998,594
         72,820  Gulfport Energy Corp. (a)                            3,654,108
        103,095  Hess Corp.                                           8,743,487
        133,546  HollyFrontier Corp.                                  6,060,318
        152,173  Kinder Morgan, Inc. (b)                              5,889,095
        206,915  Marathon Oil Corp.                                   7,324,791
         91,861  Marathon Petroleum Corp.                             8,350,165
        170,856  Murphy Oil Corp.                                     9,122,002
        104,914  Newfield Exploration Co. (a)                         3,421,246


SHARES           DESCRIPTION                                          VALUE
-------------------------------------------------------------------------------

                 OIL, GAS & CONSUMABLE FUELS (CONTINUED)
         26,252  Noble Energy, Inc.                              $    1,512,903
        101,123  Occidental Petroleum Corp.                           8,992,868
         89,009  ONEOK, Inc.                                          5,246,190
        162,042  PBF Energy, Inc., Class A                            4,224,435
        144,989  Peabody Energy Corp. (b)                             1,512,235
         71,736  Phillips 66                                          5,631,276
         58,322  QEP Resources, Inc.                                  1,462,133
        906,537  SandRidge Energy, Inc. (a) (b)                       3,535,494
         23,008  SM Energy Co.                                        1,295,350
         71,415  Targa Resources Corp.                                9,186,111
        159,450  Tesoro Corp.                                        11,386,325
        167,198  Ultra Petroleum Corp. (a) (b)                        3,812,114
        210,140  Valero Energy Corp.                                 10,525,913
         75,208  Whiting Petroleum Corp. (a)                          4,605,738
         32,414  Williams (The) Cos., Inc.                            1,799,301
         97,431  World Fuel Services Corp.                            4,018,054
                                                                 --------------
                                                                    214,347,622
                                                                 --------------
                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --
                    2.1%
        118,193  First Solar, Inc. (a)                                6,961,568
                                                                 --------------
                 TRADING COMPANIES & DISTRIBUTORS -- 1.8%
        191,825  NOW, Inc. (a) (b)                                    5,766,259
                                                                 --------------
                 TOTAL COMMON STOCKS -- 99.9%                       327,495,598
                 (Cost $382,088,880)                             --------------

                 MONEY MARKET FUNDS -- 1.0%
      2,931,097  Goldman Sachs Financial Square
                    Treasury Obligations Fund -
                    Institutional Class -
                    0.01% (c) (d)                                     2,931,097
        176,568  Morgan Stanley Institutional
                    Liquidity Fund - Treasury
                    Portfolio - Institutional
                    Class - 0.03% (c)                                   176,568
                                                                 --------------
                 TOTAL MONEY MARKET FUNDS -- 1.0%                     3,107,665
                 (Cost $3,107,665)                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

OCTOBER 31, 2014 (UNAUDITED)


   PRINCIPAL
     VALUE       DESCRIPTION                                          VALUE
-------------------------------------------------------------------------------

                 REPURCHASE AGREEMENTS -- 9.2%
 $    2,957,209  JPMorgan Chase & Co., 0.08% (c), dated
                    10/31/14, due 11/03/14, with a
                    maturity value of $2,957,229.
                    Collateralized by U.S. Treasury Note,
                    interest rate of 0.750%, due 12/31/17.
                    The value of the collateral including
                    accrued interest is $3,024,138. (d)          $    2,957,209
     27,206,327  RBC Capital Markets LLC, 0.08% (c), dated
                    10/31/14, due 11/03/14, with a
                    maturity value of $27,206,508.
                    Collateralized by U.S. Treasury Notes,
                    interest rates of 0.250% to 1.250%,
                    due 11/30/15 to 11/30/18.
                    The value of the collateral including
                    accrued interest is $27,802,383. (d)             27,206,327
                                                                 --------------
                 TOTAL REPURCHASE AGREEMENTS -- 9.2%                 30,163,536
                 (Cost $30,163,536)                              --------------

                 TOTAL INVESTMENTS -- 110.1%                        360,766,799
                 (Cost $415,360,081) (e)
                 NET OTHER ASSETS AND
                    LIABILITIES -- (10.1)%                          (33,023,784)
                                                                 --------------
                 NET ASSETS -- 100.0%                            $  327,743,015
                                                                 ==============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $32,356,187 and the total value of the collateral held by the Fund is $33,094,633.

(c)   Interest rate shown reflects yield as of October 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,295,560 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $56,888,842.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1               LEVEL 2         LEVEL 3
-------------------------------------------------------------------------------
Common Stocks*             $    327,495,598       $         --     $         --
Money Market Funds                3,107,665                 --               --
Repurchase Agreements                    --         30,163,536               --
                           ----------------------------------------------------
Total Investments          $    330,603,263       $ 30,163,536     $         --
                           ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                          VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS -- 99.8%
                 BANKS -- 14.2%
        197,032  Associated Banc-Corp.                           $    3,704,202
         69,130  Bank of America Corp.                                1,186,271
         20,623  Bank of Hawaii Corp.                                 1,207,477
         77,255  BankUnited, Inc.                                     2,309,924
         92,289  BB&T Corp.                                           3,495,907
         35,494  BOK Financial Corp.                                  2,433,469
        128,166  CIT Group, Inc.                                      6,271,162
         66,245  Citigroup, Inc.                                      3,546,095
         15,625  City National Corp.                                  1,229,844
         47,128  Comerica, Inc.                                       2,249,891
         26,323  Commerce Bancshares, Inc.                            1,191,379
         15,363  Cullen/Frost Bankers, Inc.                           1,241,484
         69,147  East West Bancorp, Inc.                              2,541,844
        235,150  Fifth Third Bancorp                                  4,700,648
        565,220  First Niagara Financial Group, Inc.                  4,233,498
         23,917  First Republic Bank                                  1,218,093
        309,591  Fulton Financial Corp.                               3,677,941
        484,003  Huntington Bancshares, Inc.                          4,796,470
         57,033  JPMorgan Chase & Co.                                 3,449,356
        257,375  KeyCorp                                              3,397,350
         19,013  M&T Bank Corp.                                       2,323,008
         54,977  PNC Financial Services Group (The), Inc.             4,749,463
         39,887  Popular, Inc. (a)                                    1,271,597
        341,724  Regions Financial Corp.                              3,393,319
         10,524  Signature Bank (a)                                   1,274,772
         61,991  SunTrust Banks, Inc.                                 2,426,328
         21,038  SVB Financial Group (a)                              2,356,046
         49,885  Synovus Financial Corp.                              1,265,084
        220,870  TCF Financial Corp.                                  3,412,441
         56,325  U.S. Bancorp                                         2,399,445
         66,146  Wells Fargo & Co.                                    3,511,691
         81,025  Zions Bancorporation                                 2,347,294
                                                                 --------------
                                                                     88,812,793
                                                                 --------------
                 CAPITAL MARKETS -- 10.8%
         11,846  Affiliated Managers Group, Inc. (a)                  2,366,712
         47,599  Ameriprise Financial, Inc.                           6,005,566
         22,629  Artisan Partners Asset Management,
                    Inc., Class A                                     1,097,054
         88,503  Bank of New York Mellon (The) Corp.                  3,426,836
         10,438  BlackRock, Inc.                                      3,560,506
        160,141  Charles Schwab (The) Corp.                           4,591,242
         52,002  E*TRADE Financial Corp. (a)                          1,159,645
         31,107  Eaton Vance Corp.                                    1,145,671
         40,024  Federated Investors, Inc., Class B                   1,251,550
         86,345  Franklin Resources, Inc.                             4,801,645


SHARES           DESCRIPTION                                          VALUE
-------------------------------------------------------------------------------

                 CAPITAL MARKETS (CONTINUED)
         25,537  Goldman Sachs Group (The), Inc.                 $    4,851,775
        119,380  Invesco Ltd.                                         4,831,309
         92,758  Lazard Ltd., Class A (b)                             4,564,621
         92,047  Legg Mason, Inc.                                     4,786,444
         51,062  LPL Financial Holdings, Inc.                         2,113,456
         99,264  Morgan Stanley                                       3,469,277
         21,932  Raymond James Financial, Inc.                        1,231,043
        130,311  SEI Investments Co.                                  5,037,823
         31,997  State Street Corp.                                   2,414,494
         15,088  T. Rowe Price Group, Inc.                            1,238,574
        102,697  TD Ameritrade Holding Corp.                          3,464,997
                                                                 --------------
                                                                     67,410,240
                                                                 --------------
                 CONSUMER FINANCE -- 4.7%
        254,260  Ally Financial, Inc. (a)                             5,771,702
         13,547  American Express Co.                                 1,218,553
         57,600  Capital One Financial Corp.                          4,767,552
         36,649  Discover Financial Services                          2,337,473
        193,594  Navient Corp.                                        3,829,289
        264,324  Santander Consumer USA Holdings, Inc.                4,889,994
        239,777  Synchrony Financial (a)                              6,478,775
                                                                 --------------
                                                                     29,293,338
                                                                 --------------
                 DIVERSIFIED FINANCIAL SERVICES -- 6.3%
         34,045  Berkshire Hathaway, Inc., Class B (a)                4,771,747
         43,934  CBOE Holdings, Inc.                                  2,589,470
         14,640  CME Group, Inc.                                      1,226,978
        427,831  FNFV Group (a)                                       5,750,049
         12,043  Intercontinental Exchange, Inc.                      2,508,436
         40,541  McGraw Hill Financial Inc.                           3,668,150
         49,934  Moody's Corp.                                        4,954,951
         73,062  MSCI, Inc.                                           3,409,073
        111,113  NASDAQ OMX Group (The), Inc.                         4,806,748
        150,588  Voya Financial, Inc.                                 5,910,579
                                                                 --------------
                                                                     39,596,181
                                                                 --------------
                 INSURANCE -- 37.8%
         56,082  ACE Ltd.                                             6,129,763
         80,747  Aflac, Inc.                                          4,823,018
         13,961  Alleghany Corp. (a)                                  6,202,593
        159,751  Allied World Assurance Co. Holdings AG               6,070,538
         56,013  Allstate (The) Corp.                                 3,632,443
         81,243  American Financial Group, Inc.                       4,860,769
        108,878  American International Group, Inc.                   5,832,594
         41,900  American National Insurance Co.                      4,779,952


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                          VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 INSURANCE (CONTINUED)
         26,776  Aon PLC                                         $    2,302,736
         86,098  Arch Capital Group Ltd. (a)                          4,849,039
         51,961  Arthur J. Gallagher & Co.                            2,478,540
        137,540  Aspen Insurance Holdings Ltd.                        6,000,870
         91,572  Assurant, Inc.                                       6,247,042
        265,612  Assured Guaranty Ltd.                                6,130,325
        124,264  Axis Capital Holdings Ltd.                           5,982,069
        106,622  Brown & Brown, Inc.                                  3,396,977
         64,704  Chubb (The) Corp.                                    6,428,989
         49,983  Cincinnati Financial Corp.                           2,522,642
        123,725  CNA Financial Corp.                                  4,835,173
        106,560  Endurance Specialty Holdings Ltd.                    6,175,152
         62,029  Erie Indemnity Co., Class A                          5,264,401
         36,310  Everest Re Group, Ltd.                               6,196,302
         42,439  FNF Group                                            1,266,380
        359,532  Genworth Financial, Inc., Class A (a)                5,029,853
         76,701  Hanover Insurance Group (The), Inc.                  5,134,365
         92,137  Hartford Financial Services Group (The), Inc.        3,646,782
        121,943  HCC Insurance Holdings, Inc.                         6,364,205
         64,086  Lincoln National Corp.                               3,509,349
         28,339  Loews Corp.                                          1,235,580
         65,529  Marsh & McLennan Cos., Inc.                          3,562,812
        641,051  MBIA, Inc. (a)                                       6,256,658
        120,539  Mercury General Corp.                                6,403,032
         43,708  MetLife, Inc.                                        2,370,722
        412,176  Old Republic International Corp.                     6,087,840
         53,621  PartnerRe Ltd.                                       6,203,413
         44,978  Principal Financial Group, Inc.                      2,355,498
        133,649  ProAssurance Corp.                                   6,252,100
        135,785  Progressive (The) Corp.                              3,586,082
         33,807  Protective Life Corp.                                2,355,672
         38,950  Prudential Financial, Inc.                           3,448,633
         58,676  Reinsurance Group of America, Inc.                   4,943,453
         58,813  RenaissanceRe Holdings Ltd.                          6,077,147
         74,603  StanCorp Financial Group, Inc.                       5,189,385
         65,472  Torchmark Corp.                                      3,467,397
         62,568  Travelers (The) Cos., Inc.                           6,306,854
        136,847  Unum Group                                           4,578,901
        150,352  Validus Holdings Ltd.                                5,981,003
        123,252  W. R. Berkley Corp.                                  6,352,408
          9,328  White Mountains Insurance Group Ltd.                 5,829,254
         35,590  XL Group PLC                                         1,205,789
                                                                 --------------
                                                                    236,142,494
                                                                 --------------
                 INTERNET SOFTWARE & SERVICES -- 0.5%
         29,481  Zillow, Inc., Class A (a) (c)                        3,205,469
                                                                 --------------


SHARES           DESCRIPTION                                          VALUE
-------------------------------------------------------------------------------

                 IT SERVICES -- 5.8%
          4,644  Alliance Data Systems Corp. (a)                 $    1,315,878
        113,186  Broadridge Financial Solutions, Inc.                 4,972,261
         60,830  Fidelity National Information Services, Inc.         3,551,864
         72,911  Fiserv, Inc. (a)                                     5,065,856
         41,461  FleetCor Technologies, Inc. (a)                      6,242,368
         49,120  Global Payments, Inc.                                3,954,160
         21,243  Jack Henry & Associates, Inc.                        1,270,756
         31,791  MasterCard, Inc., Class A                            2,662,496
        110,835  Total System Services, Inc.                          3,745,115
         76,272  Vantiv, Inc., Class A (a)                            2,358,330
          5,521  Visa, Inc., Class A                                  1,332,935
                                                                 --------------
                                                                     36,472,019
                                                                 --------------
                 MEDIA -- 0.4%
         64,745  Thomson Reuters Corp.                                2,409,809
                                                                 --------------
                 PROFESSIONAL SERVICES -- 1.3%
         29,204  Dun & Bradstreet (The) Corp.                         3,586,543
         63,099  Equifax, Inc.                                        4,779,118
                                                                 --------------
                                                                      8,365,661
                                                                 --------------
                 REAL ESTATE INVESTMENT TRUSTS -- 12.0%
         50,368  American Tower Corp.                                 4,910,880
        220,461  Annaly Capital Management, Inc.                      2,515,460
         37,035  Apartment Investment & Management Co., Class A       1,325,483
         20,312  Boston Properties, Inc.                              2,574,546
      1,936,034  Chimera Investment Corp.                             6,040,426
         99,900  Corrections Corp. of America                         3,674,322
         58,504  Crown Castle International Corp.                     4,570,332
         55,539  Equity LifeStyle Properties, Inc.                    2,726,965
         66,443  Extra Space Storage, Inc.                            3,864,325
          9,948  Federal Realty Investment Trust                      1,311,146
         59,188  HCP, Inc.                                            2,602,496
         37,621  Health Care REIT, Inc.                               2,675,229
        101,529  Healthcare Trust of America, Inc., Class A           1,303,632
         43,733  Hospitality Properties Trust                         1,294,934
        756,520  MFA Financial, Inc.                                  6,339,638
         33,992  National Retail Properties, Inc. (c)                 1,295,775
         34,554  OMEGA Healthcare Investors, Inc. (c)                 1,318,581
        110,146  Rayonier, Inc.                                       3,686,587
         56,305  Senior Housing Properties Trust                      1,271,930
          7,157  Simon Property Group, Inc.                           1,282,606
         11,644  SL Green Realty Corp.                                1,347,211
        107,101  Starwood Property Trust, Inc.                        2,416,199
         47,079  Taubman Centers, Inc.                                3,580,358


                    See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                          VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
         19,126  Ventas, Inc.                                    $    1,310,322
        269,333  Washington Prime Group, Inc. (c)                     4,748,341
        107,780  Weyerhaeuser Co.                                     3,649,431
         18,331  WP Carey, Inc.                                       1,241,375
                                                                 --------------
                                                                     74,878,530
                                                                 --------------
                 REAL ESTATE MANAGEMENT & DEVELOPMENT -- 4.4%
        197,959  CBRE Group, Inc., Class A (a)                        6,334,688
        300,939  Forest City Enterprises, Inc., Class A (a)           6,286,616
         22,744  Howard Hughes (The) Corp. (a)                        3,352,011
         46,473  Jones Lang LaSalle, Inc.                             6,283,614
        126,492  Realogy Holdings Corp. (a)                           5,187,437
                                                                 --------------
                                                                     27,444,366
                                                                 --------------
                 SOFTWARE -- 0.4%
         19,419  FactSet Research Systems, Inc.                       2,552,433
                                                                 --------------
                 THRIFTS & MORTGAGE FINANCE -- 1.2%
         68,696  Nationstar Mortgage Holdings, Inc. (a)               2,412,604
        148,418  New York Community Bancorp, Inc.                     2,367,267
        162,786  People's United Financial, Inc.                      2,379,931
                                                                 --------------
                                                                      7,159,802
                                                                 --------------
                 TOTAL COMMON STOCKS -- 99.8%                       623,743,135
                 (Cost $607,753,771)                             --------------

                 MONEY MARKET FUNDS -- 0.3%
        519,203  Goldman Sachs Financial Square
                    Treasury Obligations Fund -
                    Institutional Class - 0.01% (d) (e)                 519,203

      1,590,103  Morgan Stanley Institutional
                    Liquidity Fund - Treasury
                    Portfolio - Institutional
                    Class - 0.03% (d)                                 1,590,103
                                                                 --------------
                 TOTAL MONEY MARKET FUNDS -- 0.3%                     2,109,306
                 (Cost $2,109,306)                               --------------


   PRINCIPAL
     VALUE       DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 REPURCHASE AGREEMENTS -- 0.9%
 $      523,828  JPMorgan Chase & Co., 0.08% (d), dated
                    10/31/14, due 11/03/14, with a maturity
                    value of $523,832. Collateralized by
                    U.S. Treasury Note, interest rate of
                    0.750%, due 12/31/17. The value of the
                    collateral including accrued interest is
                    $535,684. (e)                                $      523,828
      4,819,219  RBC Capital Markets LLC, 0.08% (d), dated
                    10/31/14, due 11/03/14, with a maturity
                    value of $4,819,251. Collateralized by
                    U.S. Treasury Note, interest rates of
                    0.250% to 1.250%, due 11/30/15 to 11/30/18.
                    The value of the collateral including
                    accrued interest is $4,924,802. (e)               4,819,219
                                                                 --------------
                 TOTAL REPURCHASE AGREEMENTS -- 0.9%                  5,343,047
                 (Cost $5,343,047)                               --------------

                 TOTAL INVESTMENTS -- 101.0%                        631,195,488
                 (Cost $615,206,124) (f)
                 NET OTHER ASSETS AND
                    LIABILITIES -- (1.0)%                            (6,218,374)
                                                                 --------------
                 NET ASSETS -- 100.0%                            $  624,977,114
                                                                 ==============


(a)   Non-income producing security.

(b)   Master Limited Partnership ("MLP").

(c) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $5,823,971 and the total value of the collateral held by the Fund is $5,862,250.

(d)   Interest rate shown reflects yield as of October 31, 2014.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $29,503,883 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,514,519.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

APRIL 30, 2014 (UNAUDITED)


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1              LEVEL 2           LEVEL 3
-------------------------------------------------------------------------------
Common Stocks*             $    623,743,135      $          --      $        --
Money Market Funds                2,109,306                 --               --
Repurchase Agreements                    --          5,343,047               --
                           ----------------------------------------------------
Total Investments          $    625,852,441      $   5,343,047      $        --
                           ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2014.


                    See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS -- 100.0%
                 BIOTECHNOLOGY -- 21.7%
        236,335  Alexion Pharmaceuticals, Inc. (a)               $   45,225,066
        125,418  Alnylam Pharmaceuticals, Inc. (a)                   11,631,265
        278,898  Amgen, Inc.                                         45,231,678
        118,450  Biogen Idec, Inc. (a)                               38,031,926
        271,497  BioMarin Pharmaceutical, Inc. (a)                   22,398,503
        413,390  Celgene Corp. (a)                                   44,269,935
        460,103  Gilead Sciences, Inc. (a)                           51,531,536
        495,355  Medivation, Inc. (a)                                52,359,024
      1,015,809  Myriad Genetics, Inc. (a) (b)                       40,114,297
        250,255  Pharmacyclics, Inc. (a)                             32,700,821
        108,663  Regeneron Pharmaceuticals, Inc. (a)                 42,782,796
        380,652  United Therapeutics Corp. (a)                       49,853,992
        261,625  Vertex Pharmaceuticals, Inc. (a)                    29,469,440
                                                                 --------------
                                                                    505,600,279
                                                                 --------------
                 HEALTH CARE EQUIPMENT & SUPPLIES -- 11.2%
        272,963  Baxter International, Inc.                          19,145,625
         68,638  C. R. Bard, Inc.                                    11,254,573
        432,926  CareFusion Corp. (a)                                24,836,965
        188,685  Cooper (The) Cos., Inc.                             30,925,471
        429,576  DENTSPLY International, Inc.                        21,809,573
        383,578  Edwards Lifesciences Corp. (a)                      46,382,252
        472,886  Hill-Rom Holdings, Inc.                             21,033,969
        402,624  Hologic, Inc. (a)                                   10,544,723
         21,203  Intuitive Surgical, Inc. (a)                        10,512,447
        158,145  Medtronic, Inc.                                     10,779,163
        127,738  Sirona Dental Systems, Inc. (a)                     10,033,820
        162,948  St. Jude Medical, Inc.                              10,456,373
         93,268  Teleflex, Inc.                                      10,643,744
        194,832  Zimmer Holdings, Inc.                               21,673,112
                                                                 --------------
                                                                    260,031,810
                                                                 --------------
                 HEALTH CARE PROVIDERS & SERVICES -- 41.2%
        604,677  Aetna, Inc.                                         49,891,899
        633,597  AmerisourceBergen Corp.                             54,115,520
        608,006  Brookdale Senior Living, Inc. (a)                   20,495,882
        522,967  Cardinal Health, Inc.                               41,042,450
        464,792  Catamaran Corp. (a)                                 22,156,635
        592,105  Centene Corp. (a)                                   54,870,370
        432,007  Cigna Corp.                                         43,014,937
        357,573  Community Health Systems, Inc. (a)                  19,655,788


                    See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 HEALTH CARE PROVIDERS & SERVICES
                    (CONTINUED)
        669,611  DaVita HealthCare Partners, Inc. (a)            $   52,276,531
      1,129,796  Envision Healthcare Holdings, Inc. (a)              39,486,370
        138,670  Express Scripts Holding Co. (a)                     10,652,630
        694,527  HCA Holdings, Inc. (a)                              48,651,616
        637,286  Health Net, Inc. (a)                                30,277,458
        168,217  Henry Schein, Inc. (a)                              20,191,087
        150,333  Humana, Inc.                                        20,873,737
        288,810  Laboratory Corp. of America Holdings (a)            31,564,045
        566,270  LifePoint Hospitals, Inc. (a)                       39,638,900
        251,580  McKesson Corp.                                      51,173,888
        536,075  MEDNAX, Inc. (a)                                    33,467,162
        709,295  Patterson Cos., Inc.                                30,577,708
        807,133  Quest Diagnostics, Inc.                             51,220,660
        824,680  Tenet Healthcare Corp. (a)                          46,223,314
        340,696  UnitedHealth Group, Inc.                            32,369,527
        468,679  Universal Health Services, Inc., Class B            48,606,699
        498,134  VCA, Inc. (a)                                       22,699,966
        327,560  WellPoint, Inc.                                     41,498,576
                                                                 --------------
                                                                    956,693,355
                                                                 --------------
                 HEALTH CARE TECHNOLOGY -- 1.7%
         74,401  athenahealth, Inc. (a)                               9,114,122
        493,320  Cerner Corp. (a)                                    31,246,889
                                                                 --------------
                                                                     40,361,011
                                                                 --------------
                 LIFE SCIENCES TOOLS & SERVICES -- 8.3%
        314,131  Bio-Techne Corp.                                    28,601,628
        491,953  Charles River Laboratories
                    International, Inc. (a)                          31,071,751
        124,447  Covance, Inc. (a)                                    9,943,315
        179,286  Illumina, Inc. (a)                                  34,526,898
        224,647  PerkinElmer, Inc.                                    9,754,173
        430,204  QIAGEN N.V. (a)                                     10,092,586
        702,448  Quintiles Transnational Holdings, Inc. (a)          41,121,306
        241,467  Thermo Fisher Scientific, Inc.                      28,389,275
                                                                 --------------
                                                                    193,500,932
                                                                 --------------
                 PHARMACEUTICALS -- 15.9%
        339,166  AbbVie, Inc.                                        21,523,474
        203,006  Actavis PLC (a)                                     49,277,676
        219,865  Allergan, Inc.                                      41,787,542


                    See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 PHARMACEUTICALS (CONTINUED)
        151,078  Eli Lilly & Co.                                 $   10,021,004
        244,051  Jazz Pharmaceuticals PLC (a)                        41,205,571
        183,792  Johnson & Johnson                                   19,809,102
        543,253  Mallinckrodt PLC (a)                                50,077,061
        165,270  Merck & Co., Inc.                                    9,575,744
        130,462  Perrigo Co. PLC                                     21,063,090
        993,760  Pfizer, Inc.                                        29,763,112
        313,493  Salix Pharmaceuticals Ltd. (a)                      45,095,968
        795,292  Zoetis, Inc.                                        29,553,051
                                                                 --------------
                                                                    368,752,395
                                                                 --------------
                 TOTAL COMMON STOCKS -- 100.0%                    2,324,939,782
                 (Cost $2,042,538,406)                           --------------

                 MONEY MARKET FUNDS -- 0.2%
      3,313,169  Goldman Sachs Financial Square Treasury
                    Obligations Fund - Institutional
                    Class - 0.01% (c) (d)                             3,313,169
      1,474,623  Morgan Stanley Institutional Liquidity
                    Fund - Treasury Portfolio -
                    Institutional Class - 0.03% (c)                   1,474,623
                                                                 --------------
                 TOTAL MONEY MARKET FUNDS -- 0.2%                     4,787,792
                 (Cost $4,787,792)                               --------------

   PRINCIPAL
     VALUE
---------------

                 REPURCHASE AGREEMENTS -- 1.5%
    $ 3,342,686  JPMorgan Chase & Co., 0.08% (c), dated
                    10/31/14, due 11/03/14, with a
                    maturity value of $3,342,708.
                    Collateralized by U.S. Treasury Note,
                    interest rate of 0.750%, due 12/31/17.
                    The value of the collateral including
                    accrued interest is $3,418,339. (d)               3,342,686


   PRINCIPAL
     VALUE       DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 REPURCHASE AGREEMENTS (CONTINUED)
   $ 30,752,707  RBC Capital Markets LLC, 0.08% (c), dated
                    10/31/14, due 11/03/14, with a maturity
                    value of $30,752,912. Collateralized by
                    U.S. Treasury Notes, interest rates of
                    0.250% to 1.250%, due 11/30/15 to 11/30/18.
                    The value of the collateral including
                    accrued interest is $31,426,460. (d)         $   30,752,707
                                                                 --------------
                 TOTAL REPURCHASE AGREEMENTS -- 1.5%                 34,095,393
                 (Cost $34,095,393)                              --------------

                 TOTAL INVESTMENTS -- 101.7%                      2,363,822,967
                 (Cost $2,081,421,591) (e)
                 NET OTHER ASSETS AND
                    LIABILITIES -- (1.7)%                           (38,796,928)
                                                                 --------------
                 NET ASSETS -- 100.0%                            $2,325,026,039
                                                                 ==============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $38,040,638 and the total value of the collateral held by the Fund is $37,408,562.

(c)   Interest rate shown reflects yield as of October 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $287,673,157 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,271,781.


                    See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

OCTOBER 31, 2014 (UNAUDITED)


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1              LEVEL 2           LEVEL 3
-------------------------------------------------------------------------------
Common Stocks*             $  2,324,939,782      $          --      $        --
Money Market Funds                4,787,792                 --               --
Repurchase Agreements                    --         34,095,393               --
                           ----------------------------------------------------
Total Investments          $  2,329,727,574      $  34,095,393      $        --
                           ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2014.


                    See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIAL/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS -- 99.9%
                 AEROSPACE & DEFENSE -- 17.3%
         76,598  Alliant Techsystems, Inc.                       $    8,958,902
         29,121  B/E Aerospace, Inc. (a)                              2,168,058
         38,378  Boeing (The) Co.                                     4,793,796
        591,108  Exelis, Inc.                                        10,551,278
         19,230  General Dynamics Corp.                               2,687,585
         26,249  Honeywell International, Inc.                        2,523,054
         93,819  Huntington Ingalls Industries, Inc.                  9,927,927
         82,214  L-3 Communications Holdings, Inc.                    9,985,712
         53,491  Lockheed Martin Corp.                               10,193,780
         55,653  Northrop Grumman Corp.                               7,677,888
         48,104  Raytheon Co.                                         4,997,044
         31,133  Rockwell Collins, Inc.                               2,619,842
        321,106  Spirit AeroSystems Holdings, Inc., Class A (a)      12,632,310
        135,829  Textron, Inc.                                        5,640,978
         39,780  TransDigm Group, Inc.                                7,440,053
        187,871  Triumph Group, Inc.                                 13,081,458
         46,294  United Technologies Corp.                            4,953,458
        625,764  Vectrus, Inc. (a)                                   15,293,672
                                                                 --------------
                                                                    136,126,795
                                                                 --------------
                 AIR FREIGHT & LOGISTICS -- 2.9%
        147,422  C.H. Robinson Worldwide, Inc.                       10,203,077
         75,693  FedEx Corp.                                         12,671,008
                                                                 --------------
                                                                     22,874,085
                                                                 --------------
                 AIRLINES -- 10.3%
        280,686  Alaska Air Group, Inc.                              14,940,916
        113,905  Copa Holdings SA, Class A                           13,317,772
        338,068  Delta Air Lines, Inc.                               13,600,476
        361,892  Southwest Airlines Co.                              12,478,036
        176,761  Spirit Airlines, Inc. (a)                           12,922,997
        261,194  United Continental Holdings, Inc. (a)               13,793,655
                                                                 --------------
                                                                     81,053,852
                                                                 --------------
                 BUILDING PRODUCTS -- 0.4%
         51,700  A.O. Smith Corp.                                     2,758,195
                                                                 --------------
                 COMMERCIAL SERVICES & SUPPLIES -- 7.5%
        275,718  ADT (The) Corp.                                      9,881,733
        138,505  Cintas Corp.                                        10,144,106
         90,661  Clean Harbors, Inc. (a)                              4,499,505
        230,369  Covanta Holding Corp.                                5,084,244
        148,497  R.R. Donnelley & Sons Co.                            2,591,273
        250,563  Republic Services, Inc.                              9,621,619
        109,682  Tyco International Ltd.                              4,708,648
        100,753  Waste Connections, Inc.                              5,027,575


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
        154,277  Waste Management, Inc.                          $    7,542,603
                                                                 --------------
                                                                     59,101,306
                                                                 --------------
                 CONSTRUCTION & ENGINEERING -- 4.2%
        289,806  AECOM Technology Corp. (a) (b)                       9,433,185
         73,195  Fluor Corp.                                          4,855,756
         77,298  Foster Wheeler AG                                    2,398,557
        150,201  Jacobs Engineering Group, Inc. (a)                   7,127,038
        269,412  Quanta Services, Inc. (a)                            9,181,561
                                                                 --------------
                                                                     32,996,097
                                                                 --------------
                 CONTAINERS & PACKAGING -- 0.7%
        109,483  Avery Dennison Corp.                                 5,129,279
                                                                 --------------
                 ELECTRICAL EQUIPMENT -- 4.6%
        441,357  Babcock & Wilcox (The) Co.                          12,622,810
        115,711  Eaton Corp. PLC                                      7,913,475
         78,115  Emerson Electric Co.                                 5,004,047
         20,282  Hubbell, Inc., Class B                               2,300,182
        114,126  Regal-Beloit Corp.                                   8,099,522
                                                                 --------------
                                                                     35,940,036
                                                                 --------------
                 ELECTRONIC EQUIPMENT, INSTRUMENTS &
                    COMPONENTS -- 0.3%
         34,439  Zebra Technologies Corp., Class A (a)                2,539,876
                                                                 --------------
                 ENERGY EQUIPMENT & SERVICES -- 1.5%
        313,119  Tidewater, Inc.                                     11,544,698
                                                                 --------------
                 INDUSTRIAL CONGLOMERATES -- 2.6%
         17,252  3M Co.                                               2,652,840
         30,409  Carlisle Cos., Inc.                                  2,702,752
         64,338  Danaher Corp.                                        5,172,775
        190,806  General Electric Co.                                 4,924,703
         33,415  Roper Industries, Inc.                               5,289,594
                                                                 --------------
                                                                     20,742,664
                                                                 --------------
                 IT SERVICES -- 5.0%
         30,054  Accenture PLC, Class A                               2,437,980
         67,073  Automatic Data Processing, Inc.                      5,485,230
        313,363  Booz Allen Hamilton Holding Corp.                    8,257,115
        449,309  Genpact Ltd. (a)                                     7,885,373
         55,297  Paychex, Inc.                                        2,595,641
        923,749  Xerox Corp.                                         12,267,387
                                                                 --------------
                                                                     38,928,726
                                                                 --------------

                    See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIAL/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 LIFE SCIENCES TOOLS & SERVICES -- 0.3%

          9,571  Mettler-Toledo International, Inc. (a)          $    2,473,816
                                                                 --------------
                 MACHINERY -- 18.3%
        268,833  AGCO Corp.                                          11,911,990
         49,364  Caterpillar, Inc.                                    5,006,003
         77,340  Crane Co.                                            4,822,149
         91,283  Dover Corp.                                          7,251,521
         33,771  IDEX Corp.                                           2,529,786
        271,943  ITT Corp.                                           12,253,752
         44,813  Joy Global, Inc.                                     2,358,508
        177,508  Kennametal, Inc.                                     6,853,584
         35,351  Lincoln Electric Holdings, Inc.                      2,562,240
         83,202  Middleby (The) Corp. (a)                             7,363,377
        221,446  Oshkosh Corp.                                        9,911,923
        128,926  PACCAR, Inc.                                         8,421,446
         64,240  Parker Hannifin Corp.                                8,160,407
         37,323  Pentair PLC                                          2,502,507
         60,564  Snap-on, Inc.                                        8,002,927
        130,111  SPX Corp.                                           12,333,222
         55,057  Stanley Black & Decker, Inc.                         5,155,537
        307,741  Terex Corp.                                          8,853,709
        261,584  Trinity Industries, Inc.                             9,341,165
         90,486  Wabtec Corp.                                         7,808,942
                                                                 --------------
                                                                    143,404,695
                                                                 --------------
                 MARINE -- 1.2%
         82,962  Kirby Corp. (a)                                      9,173,938
                                                                 --------------
                 OIL, GAS & CONSUMABLE FUELS -- 1.1%
        147,332  Teekay Corp.                                         8,613,029
                                                                 --------------
                 PROFESSIONAL SERVICES -- 3.3%
         19,525  IHS, Inc., Class A (a)                               2,558,361
        104,607  Manpowergroup, Inc.                                  6,982,517
        199,533  Robert Half International, Inc.                     10,930,418
         49,129  Towers Watson & Co., Class A                         5,418,437
                                                                 --------------
                                                                     25,889,733
                                                                 --------------
                 REAL ESTATE INVESTMENT TRUSTS -- 0.3%
         74,861  Iron Mountain, Inc.                                  2,700,236
                                                                 --------------
                 ROAD & RAIL -- 10.2%
        154,375  Con-way, Inc.                                        6,695,244
        152,479  CSX Corp.                                            5,432,827
         25,645  Genesee & Wyoming, Inc., Class A (a)                 2,467,049
         66,016  J.B. Hunt Transport Services, Inc.                   5,266,096
         60,498  Kansas City Southern                                 7,428,549
        169,292  Landstar System, Inc.                               12,529,301


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 ROAD & RAIL (CONTINUED)
         87,607  Norfolk Southern Corp.                          $    9,692,838
        173,007  Old Dominion Freight Line, Inc. (a)                 12,607,020
         81,499  Ryder System, Inc.                                   7,210,217
         90,177  Union Pacific Corp.                                 10,501,112
                                                                 --------------
                                                                     79,830,253
                                                                 --------------
                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
                    -- 1.6%
        287,560  Lexmark International, Inc., Class A                12,411,090
                                                                 --------------
                 TRADING COMPANIES & DISTRIBUTORS -- 6.3%
        300,829  Air Lease Corp.                                     11,007,333
        167,502  GATX Corp.                                          10,619,627
        268,992  HD Supply Holdings, Inc. (a)                         7,757,729
        110,001  United Rentals, Inc. (a)                            12,106,710
         93,696  WESCO International, Inc. (a)                        7,721,488
                                                                 --------------
                                                                     49,212,887
                                                                 --------------
                 TOTAL COMMON STOCKS -- 99.9%                       783,445,286
                 (Cost $799,564,722)                             --------------

                 MONEY MARKET FUNDS -- 0.0%
         90,265  Goldman Sachs Financial Square
                    Treasury Obligations Fund -
                    Institutional Class - 0.01% (c) (d)                  90,265
                 (Cost $90,265)                                  --------------

   PRINCIPAL
     VALUE
---------------

                 REPURCHASE AGREEMENTS -- 0.1%
    $    91,069  JPMorgan Chase & Co., 0.08% (c), dated
                    10/31/14, due 11/03/14, with a
                    maturity value of $91,070.
                    Collateralized by U.S. Treasury Note,
                    interest rate of 0.750%, due 12/31/17.
                    The value of the collateral including
                    accrued interest is $93,130. (d)                     91,069
        837,838  RBC Capital Markets LLC, 0.08% (c), dated
                    10/31/14, due 11/03/14, with a
                    maturity value of $837,843.
                    Collateralized by U.S. Treasury Notes,
                    interest rates of 0.250% to 1.250%, due
                    11/30/15 to 11/30/18. The value
                    of the collateral including accrued
                    interest is $856,194. (d)                           837,838
                                                                 --------------
                 TOTAL REPURCHASE AGREEMENTS -- 0.1%                    928,907
                 (Cost $928,907)                                 --------------


                    See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIAL/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

OCTOBER 31, 2014 (UNAUDITED)


                 DESCRIPTION                                          VALUE
-------------------------------------------------------------------------------

                 TOTAL INVESTMENTS -- 100.0%                     $  784,464,458
                 (Cost $800,583,894) (e)
                 NET OTHER ASSETS AND
                    LIABILITIES -- 0.0%                                 195,842
                                                                 --------------
                 NET ASSETS -- 100.0%                            $  784,660,300
                                                                 ==============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $1,005,274 and the total value of the collateral held by the Fund is $1,019,172.

(c)   Interest rate shown reflects yield as of October 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $26,267,269 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $42,386,705.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1              LEVEL 2           LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*             $    783,445,286      $          --      $        --
Money Market Funds                   90,265                 --               --
Repurchase Agreements                    --            928,907               --
                           ----------------------------------------------------
Total Investments          $    783,535,551      $     928,907      $        --
                           ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2014.


                    See Notes to Quarterly Portfolio of Investments

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS -- 100.0%
                 AEROSPACE & DEFENSE -- 0.6%
         30,530  Hexcel Corp. (a)                                $    1,278,902
                                                                 --------------
                 BUILDING PRODUCTS -- 6.2%
         43,330  Armstrong World Industries, Inc. (a)                 2,098,039
        202,714  Masco Corp.                                          4,473,898
        208,218  Owens Corning, Inc.                                  6,675,469
                                                                 --------------
                                                                     13,247,406
                                                                 --------------
                 CHEMICALS -- 46.0%
          9,306  Air Products & Chemicals, Inc.                       1,253,146
         10,957  Airgas, Inc.                                         1,222,144
         82,340  Albemarle Corp.                                      4,807,009
         38,149  Ashland, Inc.                                        4,122,762
        130,205  Cabot Corp.                                          6,045,418
        112,902  Celanese Corp., Series A                             6,630,735
         23,701  CF Industries Holdings, Inc.                         6,162,260
         83,836  Cytec Industries, Inc.                               3,909,273
         92,411  Dow Chemical (The) Co.                               4,565,103
         33,753  E.I. du Pont de Nemours & Co.                        2,334,020
         81,709  Eastman Chemical Co.                                 6,600,453
         34,540  Ecolab, Inc.                                         3,841,884
         93,233  Huntsman Corp.                                       2,274,885
         12,626  International Flavors & Fragrances, Inc.             1,251,868
         60,906  LyondellBasell Industries N.V., Class A              5,580,817
         89,275  Mosaic (The) Co.                                     3,955,775
          6,328  NewMarket Corp.                                      2,455,327
         12,339  PPG Industries, Inc.                                 2,513,331
          9,418  Praxair, Inc.                                        1,186,574
         73,670  Rayonier Advanced Materials, Inc. (b)                2,101,805
         15,865  Rockwood Holdings, Inc.                              1,220,177
        105,834  RPM International, Inc.                              4,794,280
         22,104  Sherwin-Williams (The) Co.                           5,074,194
         35,669  Sigma-Aldrich Corp.                                  4,847,774
         61,422  Valspar (The) Corp.                                  5,046,432
         76,320  Westlake Chemical Corp.                              5,384,376
                                                                 --------------
                                                                     99,181,822
                                                                 --------------
                 CONSTRUCTION MATERIALS -- 3.7%
         64,988  Eagle Materials, Inc.                                5,681,901
         18,836  Martin Marietta Materials, Inc.                      2,202,305
                                                                 --------------
                                                                      7,884,206
                                                                 --------------
                 CONTAINERS & PACKAGING -- 19.4%
         65,347  AptarGroup, Inc.                                     4,067,197


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 CONTAINERS & PACKAGING (CONTINUED)
         76,607  Ball Corp.                                      $    4,935,789
        104,358  Bemis Co., Inc.                                      4,014,652
         27,267  Crown Holdings, Inc. (a)                             1,306,907
         90,496  Greif, Inc., Class A                                 3,987,254
         96,867  MeadWestvaco Corp.                                   4,278,615
         93,085  Owens-Illinois, Inc. (a)                             2,398,800
         19,021  Packaging Corp. of America                           1,371,034
        138,972  Rock-Tenn Co., Class A                               7,108,418
        113,766  Sealed Air Corp.                                     4,124,018
        101,011  Sonoco Products Co.                                  4,128,320
                                                                 --------------
                                                                     41,721,004
                                                                 --------------
                 ELECTRICAL EQUIPMENT -- 0.7%
         10,248  Acuity Brands, Inc.                                  1,428,878
                                                                 --------------
                 MACHINERY -- 4.1%
         93,581  Timken (The) Co.                                     4,023,047
         35,976  Valmont Industries, Inc. (b)                         4,898,852
                                                                 --------------
                                                                      8,921,899
                                                                 --------------
                 METALS & MINING -- 13.5%
        107,374  Carpenter Technology Corp.                           5,374,069
        467,098  Cliffs Natural Resources, Inc. (b)                   5,245,511
         14,340  Compass Minerals International, Inc.                 1,228,651
        202,428  Freeport-McMoRan, Inc.                               5,769,198
         52,608  Newmont Mining Corp.                                   986,926
         22,373  Nucor Corp.                                          1,209,484
         70,919  Reliance Steel & Aluminum Co.                        4,785,614
        107,260  Steel Dynamics, Inc.                                 2,468,053
         52,116  TimkenSteel Corp.                                    2,114,867
                                                                 --------------
                                                                     29,182,373
                                                                 --------------
                 PAPER & FOREST PRODUCTS -- 4.8%
        188,132  Domtar Corp.                                         7,726,581
         50,838  International Paper Co.                              2,573,420
                                                                 --------------
                                                                     10,300,001
                                                                 --------------
                 TRADING COMPANIES & DISTRIBUTORS -- 1.0%
       103,996   MRC Global, Inc. (a)                                 2,187,036
                                                                 --------------
                 TOTAL COMMON STOCKS -- 100.0%                      215,333,527
                 (Cost $239,297,069)                             --------------


                    See Notes to Quarterly Portfolio of Investments

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 MONEY MARKET FUNDS -- 0.7%
      1,583,715     Goldman Sachs Financial Square
                    Treasury Obligations Fund -
                    Institutional Class - 0.01% (c) (d)          $    1,583,715
         48,559  Morgan Stanley Institutional
                    Liquidity Fund - Treasury
                    Portfolio - Institutional Class - 0.03% (c)          48,559
                                                                 --------------
                 TOTAL MONEY MARKET FUNDS -- 0.7%                     1,632,274
                 (Cost $1,632,274)                               --------------

   PRINCIPAL
     VALUE
---------------

                 REPURCHASE AGREEMENTS -- 7.6%
   $  1,597,823  JPMorgan Chase & Co., 0.08% (c), dated
                    10/31/14, due 11/03/14, with a
                    maturity value of $1,597,834.
                    Collateralized by U.S. Treasury Note,
                    interest rate of 0.750%, due 12/31/17.
                    The value of the collateral
                    including accrued interest is
                    $1,633,986. (d)                                   1,597,823
     14,699,977  RBC Capital Markets LLC, 0.08% (c), dated
                    10/31/14, due 11/03/14, with a
                    maturity value of $14,700,075.
                    Collateralized by U.S. Treasury Notes,
                    interest rates of 0.250% to 1.250%,
                    due 11/30/15 to 11/30/18. The value of
                    the collateral including accrued
                    interest is $15,022,035. (d)                     14,699,977
                                                                 --------------
                 TOTAL REPURCHASE AGREEMENTS -- 7.6%                 16,297,800
                 (Cost $16,297,800)                              --------------

                 TOTAL INVESTMENTS -- 108.3%                        233,263,601
                 (Cost $257,227,143) (e)
                 NET OTHER ASSETS AND
                    LIABILITIES -- (8.3)%                           (17,851,052)
                                                                 --------------
                 NET ASSETS -- 100.0%                            $  215,412,549
                                                                 ==============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $18,298,558 and the total value of the collateral held by the Fund is $17,881,515.

(c)   Interest rate shown reflects yield as of October 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,493,429 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $25,456,971.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1              LEVEL 2           LEVEL 3
-------------------------------------------------------------------------------
Common Stocks*             $    215,333,527      $          --      $        --
Money Market Funds                1,632,274                 --               --
Repurchase Agreements                    --         16,297,800               --
                           ----------------------------------------------------
Total Investments          $    216,965,801      $  16,297,800      $        --
                           ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2014.


                    See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS -- 100.0%
                 COMMUNICATIONS EQUIPMENT -- 11.1%
        598,964  ARRIS Group, Inc. (a)                           $   17,980,899
        781,198  Brocade Communications Systems, Inc.                 8,382,254
        674,609  Cisco Systems, Inc.                                 16,507,682
        261,148  EchoStar Corp., Class A (a)                         12,203,446
        143,067  F5 Networks, Inc. (a)                               17,594,380
        191,893  Harris Corp.                                        13,355,753
        575,023  Juniper Networks, Inc.                              12,115,735
         67,152  Motorola Solutions, Inc.                             4,331,304
        216,358  Palo Alto Networks, Inc. (a)                        22,869,041
        228,952  Riverbed Technology, Inc. (a)                        4,347,798
                                                                 --------------
                                                                    129,688,292
                                                                 --------------
                 ELECTRONIC EQUIPMENT, INSTRUMENTS &
                    COMPONENTS -- 18.7%
        340,170  Amphenol Corp., Class A                             17,205,798
        383,535  Arrow Electronics, Inc. (a)                         21,807,800
        511,446  Avnet, Inc.                                         22,120,039
      1,598,409  AVX Corp.                                           23,081,026
        683,631  CDW Corp.                                           21,083,180
        878,020  Corning, Inc.                                       17,937,949
        203,255  Dolby Laboratories, Inc.,  Class A                   8,520,450
        657,976  Ingram Micro, Inc., Class A (a)                     17,660,076
        123,434  IPG Photonics Corp. (a)                              9,061,290
        841,881  Jabil Circuit, Inc.                                 17,637,407
        360,706  Tech Data Corp. (a)                                 21,541,362
      1,485,484  Vishay Intertechnology, Inc.                        20,068,889
                                                                 --------------
                                                                    217,725,266
                                                                 --------------
                 INTERNET & CATALOG RETAIL -- 0.4%
        635,503  Groupon, Inc. (a)                                    4,645,527
                                                                 --------------
                 INTERNET SOFTWARE & SERVICES -- 7.4%
        141,950  Akamai Technologies, Inc. (a)                        8,559,585
        188,835  AOL, Inc. (a)                                        8,219,987
         60,017  Equinix, Inc.                                       12,537,551
        268,605  Facebook, Inc., Class A (a)                         20,142,689
         21,722  Google, Inc., Class A (a)                           12,335,272
         40,924  LinkedIn Corp., Class A (a)                          9,369,959
        130,439  Rackspace Hosting, Inc. (a)                          5,003,640
         77,084  VeriSign, Inc. (a)                                   4,606,540
        104,195  Yahoo!, Inc. (a)                                     4,798,180
                                                                 --------------
                                                                     85,573,403
                                                                 --------------


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 IT SERVICES -- 8.8%
        370,138  Amdocs Ltd.                                     $   17,596,361
        347,208  Computer Sciences Corp.                             20,971,363
        252,992  DST Systems, Inc.                                   24,375,779
        173,280  Gartner, Inc. (a)                                   13,985,429
         22,439  International Business Machines Corp.                3,688,972
        303,751  Teradata Corp. (a)                                  12,854,742
        246,927  VeriFone Systems, Inc. (a)                           9,200,500
                                                                 --------------
                                                                    102,673,146
                                                                 --------------
                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --
                    20.9%
        118,600  Altera Corp.                                         4,076,282
         85,788  Analog Devices, Inc.                                 4,256,801
        589,348  Applied Materials, Inc.                             13,018,697
        243,977  Avago Technologies Ltd.                             21,043,016
        103,640  Cree, Inc. (a) (b)                                   3,262,587
        217,452  Freescale Semiconductor Ltd. (a) (b)                 4,325,120
        609,672  Intel Corp.                                         20,734,945
        161,671  KLA-Tencor Corp.                                    12,796,260
        284,208  Lam Research Corp.                                  22,128,435
      1,574,763  Marvell Technology Group Ltd.                       21,164,815
        280,788  Maxim Integrated Products, Inc.                      8,238,320
        179,854  Microchip Technology, Inc. (b)                       7,753,506
        619,628  Micron Technology, Inc. (a)                         20,503,490
        690,394  NVIDIA Corp.                                        13,490,299
      1,899,564  ON Semiconductor Corp. (a)                          15,747,386
        365,722  Skyworks Solutions, Inc.                            21,299,649
        449,694  SunEdison, Inc. (a)                                  8,773,530
        875,787  Teradyne, Inc.                                      16,114,481
         89,096  Texas Instruments, Inc.                              4,424,507
                                                                 --------------
                                                                    243,152,126
                                                                 --------------
                 SOFTWARE -- 20.0%
        408,418  Activision Blizzard, Inc.                            8,147,939
         61,435  Adobe Systems, Inc. (a)                              4,307,822
         56,085  ANSYS, Inc. (a)                                      4,406,038
        154,048  Autodesk, Inc. (a)                                   8,863,922
        607,774  CA, Inc.                                            17,661,912
        740,109  Cadence Design Systems, Inc. (a)                    13,284,957
        178,567  Citrix Systems, Inc. (a)                            11,469,358
        133,931  Concur Technologies, Inc. (a)                       17,186,026
        357,600  Electronic Arts, Inc. (a)                           14,650,872
        504,123  Fortinet, Inc. (a)                                  13,132,404
        193,708  Intuit, Inc.                                        17,048,241
        366,371  Microsoft Corp.                                     17,201,119


                    See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 SOFTWARE (CONTINUED)
        230,186  PTC, Inc. (a)                                   $    8,781,596
        226,846  Red Hat, Inc. (a)                                   13,365,766
        147,568  salesforce.com, inc. (a)                             9,442,876
         72,249  ServiceNow, Inc. (a)                                 4,907,875
        201,962  SolarWinds, Inc. (a)                                 9,603,293
        541,745  Symantec Corp.                                      13,446,111
        213,959  Synopsys, Inc. (a)                                   8,768,040
         58,370  Tableau Software, Inc., Class A (a)                  4,820,778
        359,369  TIBCO Software, Inc. (a)                             8,398,454
         45,274  VMware, Inc., Class A (a)                            3,783,548
                                                                 --------------
                                                                    232,678,947
                                                                 --------------
                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
                    -- 10.8%
        168,602  Apple, Inc.                                         18,209,016
        120,279  Diebold, Inc.                                        4,261,485
        435,305  EMC Corp.                                           12,506,313
        478,738  Hewlett-Packard Co.                                 17,177,119
        381,278  NCR Corp. (a)                                       10,549,962
        197,690  NetApp, Inc.                                         8,461,132
        173,456  SanDisk Corp.                                       16,329,148
        140,555  Stratasys Ltd. (a) (b)                              16,917,200
        218,183  Western Digital Corp.                               21,462,662
                                                                 --------------
                                                                    125,874,037
                                                                 --------------
                 WIRELESS TELECOMMUNICATION SERVICES -- 1.9%
        191,419  SBA Communications Corp., Class A (a)               21,502,096
                                                                 --------------
                 TOTAL COMMON STOCKS -- 100.0%                    1,163,512,840
                 (Cost $1,088,128,157)                           --------------

                 MONEY MARKET FUNDS -- 0.1%
      1,469,813  Goldman Sachs Financial Square
                    Treasury Obligations Fund -
                    Institutional Class - 0.01% (c) (d)               1,469,813
        243,952  Morgan Stanley Institutional
                    Liquidity Fund - Treasury
                    Portfolio - Institutional Class - 0.03% (c)         243,952
                                                                 --------------
                 TOTAL MONEY MARKET FUNDS -- 0.1%                     1,713,765
                 (Cost $1,713,765)                               --------------


   PRINCIPAL
     VALUE       DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 REPURCHASE AGREEMENTS -- 1.3%
     $1,482,907  JPMorgan Chase & Co., 0.08% (c), dated
                    10/31/14, due 11/03/14, with a
                    maturity value of $1,482,917.
                    Collateralized by U.S. Treasury Note,
                    interest rate of 0.750%, due 12/31/17.
                    The value of the collateral including
                    accrued interest is $1,516,469. (d)          $    1,482,907
     13,642,745  RBC Capital Markets LLC,
                    0.08% (c), dated 10/31/14, due 11/03/14,
                    with a maturity value of $13,642,836.
                    Collateralized by U.S. Treasury Notes,
                    interest rates of 0.250% to 1.250%, due
                    11/30/15 to 11/30/18. The value of the
                    collateral including accrued interest is
                    $13,941,640. (d)                                 13,642,745
                                                                 --------------
                 TOTAL REPURCHASE AGREEMENTS -- 1.3%                 15,125,652
                 (Cost $15,125,652)                              --------------

                 TOTAL INVESTMENTS -- 101.4%                      1,180,352,257
                 (Cost $1,104,967,574) (e)
                 NET OTHER ASSETS AND
                    LIABILITIES -- (1.4)%                           (16,791,869)
                                                                 --------------
                 NET ASSETS -- 100.0%                            $1,163,560,388
                                                                 ==============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $16,959,170 and the total value of the collateral held by the Fund is $16,595,465.

(c)   Interest rate shown reflects yield as of October 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $86,909,557 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,524,874.


                    See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

OCTOBER 31, 2014 (UNAUDITED)


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1              LEVEL 2           LEVEL 3
-------------------------------------------------------------------------------
Common Stocks*             $  1,163,512,840      $          --      $        --
Money Market Funds                1,713,765                 --               --
Repurchase Agreements                    --         15,125,652               --
                           ----------------------------------------------------
Total Investments          $  1,165,226,605      $  15,125,652      $        --
                           ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2014.


                    See Notes to Quarterly Portfolio of Investments

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS -- 99.9%
                 DIVERSIFIED TELECOMMUNICATION SERVICES -- 18.2%
        287,098  AT&T, Inc.                                      $   10,002,495
        247,444  CenturyLink, Inc.                                   10,263,977
        552,596  Frontier Communications Corp.                        3,613,978
        157,342  Level 3 Communications, Inc. (a)                     7,380,913
        145,909  tw telecom, Inc. (a)                                 6,241,987
        938,559  Windstream Holdings, Inc. (b)                        9,836,098
                                                                 --------------
                                                                     47,339,448
                                                                 --------------
                 ELECTRIC UTILITIES -- 34.3%
        137,808  American Electric Power Co., Inc.                    8,039,719
         24,060  Duke Energy Corp.                                    1,976,529
        108,563  Edison International                                 6,793,873
        130,855  Entergy Corp.                                       10,994,437
        211,068  Exelon Corp.                                         7,722,978
        180,834  FirstEnergy Corp.                                    6,752,342
        418,610  Great Plains Energy, Inc.                           11,273,167
        135,490  Hawaiian Electric Industries, Inc. (b)               3,815,398
         40,608  Northeast Utilities                                  2,004,005
         48,455  OGE Energy Corp.                                     1,806,887
        134,425  Pepco Holdings, Inc.                                 3,675,179
        131,663  Pinnacle West Capital Corp.                          8,093,325
         41,219  Southern (The) Co.                                   1,910,913
        210,878  Westar Energy, Inc.                                  7,973,297
        199,701  Xcel Energy, Inc.                                    6,683,992
                                                                 --------------
                                                                     89,516,041
                                                                 --------------
                 GAS UTILITIES -- 7.8%
        197,088  AGL Resources, Inc.                                 10,625,014
         75,426  Atmos Energy Corp.                                   3,997,578
         25,716  National Fuel Gas Co.                                1,780,319
        105,534  UGI Corp.                                            3,977,576
                                                                 --------------
                                                                     20,380,487
                                                                 --------------
                 INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                    PRODUCERS -- 0.7%
         82,906  Calpine Corp. (a)                                    1,891,915
                                                                 --------------
                 MULTI-UTILITIES -- 32.9%
        109,574  Alliant Energy Corp.                                 6,783,726
        187,707  Ameren Corp.                                         7,947,514
         73,511  CenterPoint Energy, Inc.                             1,804,695
        121,285  CMS Energy Corp.                                     3,962,381
        178,586  Consolidated Edison, Inc.                           11,315,209
         79,789  DTE Energy Co.                                       6,555,464
         55,494  Integrys Energy Group, Inc.                          4,033,304
        258,705  MDU Resources Group, Inc.                            7,290,307



SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 MULTI-UTILITIES (CONTINUED)
         79,855  PG&E Corp.                                      $    4,018,304
        193,217  Public Service Enterprise Group, Inc.                7,981,794
        203,961  SCANA Corp.                                         11,195,419
        349,306  TECO Energy, Inc.                                    6,849,891
         90,150  Vectren Corp.                                        4,052,243
         41,846  Wisconsin Energy Corp.                               2,078,072
                                                                 --------------
                                                                     85,868,323
                                                                 --------------
                 WIRELESS TELECOMMUNICATION SERVICES -- 6.0%
        300,299  Telephone & Data Systems, Inc.                       7,699,667
         62,312  T-Mobile US, Inc. (a)                                1,818,887
        171,108  United States Cellular Corp. (a)                     6,231,753
                                                                 --------------
                                                                     15,750,307
                                                                 --------------
                 TOTAL COMMON STOCKS -- 99.9%                       260,746,521
                 (Cost $251,108,824)                             --------------

                 MONEY MARKET FUNDS -- 0.3%
        627,243  Goldman Sachs Financial Square
                    Treasury Obligations Fund -
                    Institutional Class - 0.01% (c) (d)                 627,243
         58,104  Morgan Stanley Institutional
                    Liquidity Fund - Treasury
                    Portfolio - Institutional Class - 0.03% (c)          58,104
                                                                 --------------
                 TOTAL MONEY MARKET FUNDS -- 0.3%                       685,347
                 (Cost $685,347)                                 --------------

   PRINCIPAL
     VALUE
---------------

                 REPURCHASE AGREEMENTS -- 2.5%
       $632,831  JPMorgan Chase & Co., 0.08% (c), dated
                    10/31/14, due 11/03/14, with a maturity
                    value of $632,836. Collateralized by
                    U.S. Treasury Note, interest rate of
                    0.750%, due 12/31/17. The value of the
                    collateral including accrued interest is
                    $647,154. (d)                                       632,831


                    See Notes to Quarterly Portfolio of Investments

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

OCTOBER 31, 2014 (UNAUDITED)


   PRINCIPAL
     VALUE       DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 REPURCHASE AGREEMENTS (CONTINUED)
     $5,822,049  RBC Capital Markets LLC, 0.08% (c), dated
                    10/31/14, due 11/03/14, with a maturity
                    value of $5,822,087. Collateralized by
                    U.S. Treasury Notes, interest rates of
                    0.250% to 1.250%, due 11/30/15 to
                    11/30/18. The value of the collateral
                    including accrued interest is
                    $5,949,602.(d)                               $    5,822,049
                                                                 --------------
                 TOTAL REPURCHASE AGREEMENTS -- 2.5%                  6,454,880
                 (Cost $6,454,880)                               --------------

                 TOTAL INVESTMENTS -- 102.7%                        267,886,748
                 (Cost $258,249,051) (e)
                 NET OTHER ASSETS AND
                    LIABILITIES -- (2.7)%                            (7,032,759)
                                                                 --------------
                 NET ASSETS -- 100.0%                            $  260,853,989
                                                                 ==============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $6,944,290 and the total value of the collateral held by the Fund is $7,082,123.

(c)   Interest rate shown reflects yield as of October 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,082,554 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,444,857.


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1              LEVEL 2           LEVEL 3
-------------------------------------------------------------------------------
Common Stocks*             $    260,746,521      $          --      $        --
Money Market Funds                  685,347                 --               --
Repurchase Agreements                    --          6,454,880               --
                           ----------------------------------------------------
Total Investments          $    261,431,868      $   6,454,880      $        --
                           ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2014.


                    See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
SECTOR FUNDS
OCTOBER 31, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or a Style Fund, each type having a separate report. This report covers the nine Sector Funds listed below. The shares of each Sector Fund are listed and traded on the NYSE Arca, Inc.

    First Trust Consumer Discretionary AlphaDEX(R) Fund - (ticker "FXD")
    First Trust Consumer Staples AlphaDEX(R) Fund - (ticker "FXG")
    First Trust Energy AlphaDEX(R) Fund - (ticker "FXN")
    First Trust Financials AlphaDEX(R) Fund - (ticker "FXO")
    First Trust Health Care AlphaDEX(R) Fund - (ticker "FXH")
    First Trust Industrials/Producer Durables AlphaDEX(R) Fund - (ticker "FXR") First Trust Materials AlphaDEX(R) Fund - (ticker "FXZ")
    First Trust Technology AlphaDEX(R) Fund - (ticker "FXL")
    First Trust Utilities AlphaDEX(R) Fund - (ticker "FXU")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e. a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor") in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are fair valued at cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

    1) the type of security;
    2) the size of the holding;
    3) the initial cost of the security;
    4) transactions in comparable securities;
    5) price quotes from dealers and/or pricing services;
    6) relationships among various securities;
    7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
    8) an analysis of the issuer's financial statements; and
    9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
OCTOBER 31, 2014 (UNAUDITED)


The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of October 31, 2014, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At October 31, 2014, all of the Funds except for FXG have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

D. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
OCTOBER 31, 2014 (UNAUDITED)


MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is not enforceable.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the period ended October 31, 2014, were received as collateral for lending securities.

E. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860):
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. A repurchase-to-maturity transaction is one where the repurchase agreement settles at the same time as the maturity of the transferred financial asset. These transactions, unlike other repurchase agreements, were accounted for as sales and purchases instead of being treated as secured borrowings. This ASU changes that accounting practice and treats all repurchase agreements as secured borrowings. The ASU additionally requires two new disclosures which are intended to: a) disclose information on transferred assets accounted for as sales in transactions that are economically similar to repurchase agreements, and b) provide increased transparency about the types of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings.

The ASU impacts all entities that enter into repurchase-to-maturity transactions, entities that account for these transactions as a sale and a purchase, and entities that engage in repurchase agreements and securities lending transactions.

The ASU is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds' financial statement disclosures.

ADDITIONAL INFORMATION

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
SECTOR FUNDS
OCTOBER 31, 2014 (UNAUDITED)


                             LICENSING INFORMATION

Each of the StrataQuant(R) Consumer Discretionary Index, StrataQuant(R) Consumer Staples Index, StrataQuant(R) Energy Index, StrataQuant(R) Financials Index, StrataQuant(R) Health Care Index, StrataQuant(R) Industrials Index, StrataQuant(R) Materials Index, StrataQuant(R) Technology Index and StrataQuant(R) Utilities Index (the "StrataQuant(R) Series") is a registered trademark of the NYSE Group, Inc. or its affiliates ("NYSE") and is licensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the NYSE. The NYSE makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or the Funds particularly or as to the result to be obtained by any person from the use of the StrataQuant(R) Series in connection with the trading of the Funds.

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS -- 100.0%
                 AEROSPACE & DEFENSE -- 2.5%
         19,891  Boeing (The) Co.                                $    2,484,585
         39,911  General Dynamics Corp.                               5,577,961
         13,415  Honeywell International, Inc.                        1,289,450
         42,644  L-3 Communications Holdings, Inc.                    5,179,540
         27,733  Lockheed Martin Corp.                                5,285,078
         38,503  Northrop Grumman Corp.                               5,311,874
         37,426  Raytheon Co.                                         3,887,813
         15,925  Rockwell Collins, Inc.                               1,340,089
         70,437  Textron, Inc.                                        2,925,248
         24,029  United Technologies Corp.                            2,571,103
                                                                 --------------
                                                                     35,852,741
                                                                 --------------
                 AIR FREIGHT & LOGISTICS -- 0.4%
         39,270  FedEx Corp.                                          6,573,798
                                                                 --------------
                 AIRLINES -- 0.7%
        105,197  Delta Air Lines, Inc.                                4,232,075
        187,709  Southwest Airlines Co.                               6,472,207
                                                                 --------------
                                                                     10,704,282
                                                                 --------------
                 AUTO COMPONENTS -- 0.3%
         61,984  Delphi Automotive PLC                                4,275,656
                                                                 --------------
                 AUTOMOBILES -- 0.7%
        342,858  Ford Motor Co.                                       4,830,869
        158,775  General Motors Co.                                   4,985,535
                                                                 --------------
                                                                      9,816,404
                                                                 --------------
                 BANKS -- 1.6%
         68,150  BB&T Corp.                                           2,581,522
         48,907  Citigroup, Inc.                                      2,617,992
         42,085  JPMorgan Chase & Co.                                 2,545,301
         10,128  M&T Bank Corp.                                       1,237,439
         59,244  PNC Financial Services Group (The), Inc.             5,118,089
        252,513  Regions Financial Corp.                              2,507,454
         32,892  SunTrust Banks, Inc.                                 1,287,393
         29,928  U.S. Bancorp                                         1,274,933
         48,863  Wells Fargo & Co.                                    2,594,136
         43,070  Zions Bancorporation                                 1,247,738
                                                                 --------------
                                                                     23,011,997
                                                                 --------------
                 BEVERAGES -- 1.5%
         43,616  Constellation Brands, Inc., Class A (a)              3,992,608
         78,848  Dr Pepper Snapple Group, Inc.                        5,460,224
         34,066  Molson Coors Brewing Co., Class B                    2,533,829
         69,134  Monster Beverage Corp. (a)                           6,974,238


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 BEVERAGES (CONTINUED)
         27,216  PepsiCo, Inc.                                   $    2,617,363
                                                                 --------------
                                                                     21,578,262
                                                                 --------------
                 BIOTECHNOLOGY -- 2.6%
         30,600  Alexion Pharmaceuticals, Inc. (a)                    5,855,616
         36,103  Amgen, Inc.                                          5,855,185
         15,314  Biogen Idec, Inc. (a)                                4,917,019
         53,482  Celgene Corp. (a)                                    5,727,387
         59,560  Gilead Sciences, Inc. (a)                            6,670,720
         14,048  Regeneron Pharmaceuticals, Inc. (a)                  5,530,979
         33,882  Vertex Pharmaceuticals, Inc. (a)                     3,816,468
                                                                 --------------
                                                                     38,373,374
                                                                 --------------
                 BUILDING PRODUCTS -- 0.3%
        212,004  Masco Corp.                                          4,678,928
                                                                 --------------
                 CAPITAL MARKETS -- 2.3%
          6,265  Affiliated Managers Group, Inc. (a)                  1,251,684
         51,365  Ameriprise Financial, Inc.                           6,480,722
         65,479  Bank of New York Mellon (The) Corp.                  2,535,347
          7,733  BlackRock, Inc.                                      2,637,804
        172,551  Charles Schwab (The) Corp.                           4,947,037
         55,367  E*TRADE Financial Corp. (a)                          1,234,684
         20,737  Goldman Sachs Group (The), Inc.                      3,939,823
         96,346  Invesco Ltd.                                         3,899,123
         49,540  Legg Mason, Inc.                                     2,576,080
         73,357  Morgan Stanley                                       2,563,827
         17,001  State Street Corp.                                   1,282,895
                                                                 --------------
                                                                     33,349,026
                                                                 --------------
                 CHEMICALS -- 3.0%
         19,491  Air Products & Chemicals, Inc.                       2,624,658
         11,297  Airgas, Inc.                                         1,260,067
         22,720  CF Industries Holdings, Inc.                         5,907,200
         72,506  Dow Chemical (The) Co.                               3,581,796
         53,012  E.I. du Pont de Nemours & Co.                        3,665,780
         33,102  Ecolab, Inc.                                         3,681,936
         58,342  LyondellBasell Industries N.V., Class A              5,345,877
         85,621  Mosaic (The) Co.                                     3,793,867
         12,904  PPG Industries, Inc.                                 2,628,416
          9,708  Praxair, Inc.                                        1,223,111
         23,145  Sherwin-Williams (The) Co.                           5,313,166
         37,293  Sigma-Aldrich Corp.                                  5,068,492
                                                                 --------------
                                                                     44,094,366
                                                                 --------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 COMMERCIAL SERVICES & SUPPLIES -- 1.7%
        178,747  ADT (The) Corp.                                 $    6,406,292
         89,807  Cintas Corp.                                         6,577,465
        129,962  Republic Services, Inc.                              4,990,541
         56,903  Tyco International Ltd.                              2,442,846
         80,024  Waste Management, Inc.                               3,912,373
                                                                 --------------
                                                                     24,329,517
                                                                 --------------
                 COMMUNICATIONS EQUIPMENT -- 1.3%
        201,477  Cisco Systems, Inc.                                  4,930,142
         42,705  F5 Networks, Inc. (a)                                5,251,861
         76,357  Harris Corp.                                         5,314,447
        171,682  Juniper Networks, Inc.                               3,617,340
                                                                 --------------
                                                                     19,113,790
                                                                 --------------
                 CONSTRUCTION & ENGINEERING -- 0.7%
         56,955  Fluor Corp.                                          3,778,395
         51,931  Jacobs Engineering Group, Inc. (a)                   2,464,126
        139,743  Quanta Services, Inc. (a)                            4,762,441
                                                                 --------------
                                                                     11,004,962
                                                                 --------------
                 CONSTRUCTION MATERIALS -- 0.2%
         19,666  Martin Marietta Materials, Inc.                      2,299,349
                                                                 --------------
                 CONSUMER FINANCE -- 0.7%
         46,598  Capital One Financial Corp.                          3,856,916
         59,068  Discover Financial Services                          3,767,357
        143,166  Navient Corp.                                        2,831,824
                                                                 --------------
                                                                     10,456,097
                                                                 --------------
                 CONTAINERS & PACKAGING -- 1.8%
         56,765  Avery Dennison Corp.                                 2,659,440
         80,146  Ball Corp.                                           5,163,807
        133,371  Bemis Co., Inc.                                      5,130,782
        123,879  MeadWestvaco Corp.                                   5,471,736
        145,983  Owens-Illinois, Inc. (a)                             3,761,982
        109,035  Sealed Air Corp.                                     3,952,519
                                                                 --------------
                                                                     26,140,266
                                                                 --------------
                 DISTRIBUTORS -- 0.3%
         43,360  Genuine Parts Co.                                    4,209,389
                                                                 --------------
                 DIVERSIFIED CONSUMER SERVICES -- 0.1%
         40,325  H&R Block, Inc.                                      1,302,901
                                                                 --------------
                 DIVERSIFIED FINANCIAL SERVICES -- 0.9%
          6,424  Intercontinental Exchange, Inc.                      1,338,055
         30,035  McGraw Hill Financial, Inc.                          2,717,567


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
         40,233  Moody's Corp.                                   $    3,992,321
        119,540  NASDAQ OMX Group (The), Inc.                         5,171,300
                                                                 --------------
                                                                     13,219,243
                                                                 --------------
                 DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.2%
        179,876  AT&T, Inc.                                           6,266,880
         93,026  CenturyLink, Inc.                                    3,858,718
        778,940  Frontier Communications Corp.                        5,094,268
         50,709  Verizon Communications, Inc.                         2,548,127
                                                                 --------------
                                                                     17,767,993
                                                                 --------------
                 ELECTRIC UTILITIES -- 4.3%
         97,130  American Electric Power Co., Inc.                    5,666,564
         50,846  Duke Energy Corp.                                    4,176,999
         90,678  Edison International                                 5,674,629
         81,977  Entergy Corp.                                        6,887,708
        148,729  Exelon Corp.                                         5,441,994
        151,055  FirstEnergy Corp.                                    5,640,394
         27,002  NextEra Energy, Inc.                                 2,706,140
         85,863  Northeast Utilities                                  4,237,339
        142,105  Pepco Holdings, Inc.                                 3,885,151
         92,792  Pinnacle West Capital Corp.                          5,703,924
         77,225  PPL Corp.                                            2,702,103
         87,143  Southern (The) Co.                                   4,039,950
        166,807  Xcel Energy, Inc.                                    5,583,030
                                                                 --------------
                                                                     62,345,925
                                                                 --------------
                 ELECTRICAL EQUIPMENT -- 0.5%
         59,999  Eaton Corp. PLC                                      4,103,331
         40,529  Emerson Electric Co.                                 2,596,288
                                                                 --------------
                                                                      6,699,619
                                                                 --------------
                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                    -- 1.5%
         76,172  Amphenol Corp., Class A                              3,852,780
        327,746  Corning, Inc.                                        6,695,851
        251,417  Jabil Circuit, Inc.                                  5,267,186
         91,730  TE Connectivity Ltd.                                 5,607,455
                                                                 --------------
                                                                     21,423,272
                                                                 --------------
                 ENERGY EQUIPMENT & SERVICES -- 3.1%
         97,413  Baker Hughes, Inc.                                   5,158,992
         18,860  Cameron International Corp. (a)                      1,123,113
        184,978  Diamond Offshore Drilling, Inc.                      6,975,520
        122,757  Ensco PLC, Class A                                   4,982,707
         23,032  FMC Technologies, Inc. (a)                           1,290,713
         58,965  Halliburton Co.                                      3,251,330
        278,497  Nabors Industries Ltd.                               4,971,171



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 ENERGY EQUIPMENT & SERVICES (CONTINUED)
         83,301  National Oilwell Varco, Inc.                    $    6,050,985
        285,252  Noble Corp. PLC                                      5,967,472
        198,273  Transocean Ltd.                                      5,914,484
                                                                 --------------
                                                                     45,686,487
                                                                 --------------
                 FOOD & STAPLES RETAILING -- 0.8%
         31,835  CVS Health Corp.                                     2,731,761
         24,074  Kroger (The) Co.                                     1,341,163
         36,494  Safeway, Inc.                                        1,272,181
         42,772  Walgreen Co.                                         2,746,818
         33,135  Wal-Mart Stores, Inc.                                2,527,206
         32,828  Whole Foods Market, Inc.                             1,291,125
                                                                 --------------
                                                                     11,910,254
                                                                 --------------
                 FOOD PRODUCTS -- 2.1%
         49,637  Archer-Daniels-Midland Co.                           2,332,939
         24,808  General Mills, Inc.                                  1,289,024
         74,020  Hormel Foods Corp.                                   3,990,418
         25,613  JM Smucker (The) Co.                                 2,663,752
         61,740  Kellogg Co.                                          3,948,890
         38,954  Keurig Green Mountain, Inc.                          5,911,270
         39,518  Mead Johnson Nutrition Co.                           3,924,533
        160,995  Tyson Foods, Inc., Class A                           6,496,148
                                                                 --------------
                                                                     30,556,974
                                                                 --------------
                 GAS UTILITIES -- 0.5%
        123,464  AGL Resources, Inc.                                  6,655,944
                                                                 --------------
                 HEALTH CARE EQUIPMENT & SUPPLIES -- 1.7%
         17,451  Baxter International, Inc.                           1,224,013
          8,751  C. R. Bard, Inc.                                     1,434,901
         84,049  CareFusion Corp. (a)                                 4,821,891
         29,324  Covidien PLC                                         2,710,711
         27,445  DENTSPLY International, Inc.                         1,393,383
         62,031  Edwards Lifesciences Corp. (a)                       7,500,788
          2,704  Intuitive Surgical, Inc. (a)                         1,340,643
         20,205  Medtronic, Inc.                                      1,377,173
         25,199  Zimmer Holdings, Inc.                                2,803,137
                                                                 --------------
                                                                     24,606,640
                                                                 --------------
                 HEALTH CARE PROVIDERS & SERVICES -- 4.5%
         46,932  Aetna, Inc.                                          3,872,359
         82,007  AmerisourceBergen Corp.                              7,004,218
         55,909  Cigna Corp.                                          5,566,859
         86,666  DaVita HealthCare Partners, Inc. (a)                 6,766,015
         17,714  Express Scripts Holding Co. (a)                      1,360,789
         19,476  Humana, Inc.                                         2,704,243


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
         37,381  Laboratory Corp. of America Holdings (a)        $    4,085,370
         32,579  McKesson Corp.                                       6,626,894
        104,458  Quest Diagnostics, Inc.                              6,628,905
        106,707  Tenet Healthcare Corp. (a)                           5,980,927
         44,089  UnitedHealth Group, Inc.                             4,188,896
         60,641  Universal Health Services, Inc., Class B             6,289,078
         31,776  WellPoint, Inc.                                      4,025,701
                                                                 --------------
                                                                     65,100,254
                                                                 --------------
                 HEALTH CARE TECHNOLOGY -- 0.3%
         63,835  Cerner Corp. (a)                                     4,043,309
                                                                 --------------
                 HOTELS, RESTAURANTS & LEISURE -- 1.8%
         94,670  Carnival Corp.                                       3,801,000
          9,488  Chipotle Mexican Grill, Inc. (a)                     6,053,344
         90,678  Marriott International, Inc., Class A                6,868,859
         26,755  McDonald's Corp.                                     2,507,746
         15,039  Starwood Hotels & Resorts Worldwide, Inc.            1,152,890
         78,014  Wyndham Worldwide Corp.                              6,059,347
                                                                 --------------
                                                                     26,443,186
                                                                 --------------
                 HOUSEHOLD DURABLES -- 2.5%
        185,331  D.R. Horton, Inc.                                    4,223,693
         97,514  Garmin Ltd.                                          5,410,077
         38,789  Harman International Industries, Inc.                4,163,611
         65,278  Lennar Corp., Class A                                2,812,176
         18,822  Mohawk Industries, Inc. (a)                          2,673,477
        147,351  Newell Rubbermaid, Inc.                              4,911,209
        358,904  PulteGroup, Inc.                                     6,887,368
         34,815  Whirlpool Corp.                                      5,989,921
                                                                 --------------
                                                                     37,071,532
                                                                 --------------
                 HOUSEHOLD PRODUCTS -- 0.4%
         26,391  Clorox (The) Co.                                     2,625,904
         11,643  Kimberly-Clark Corp.                                 1,330,446
         14,951  Procter & Gamble (The) Co.                           1,304,774
                                                                 --------------
                                                                      5,261,124
                                                                 --------------
                 INDEPENDENT POWER AND RENEWABLE
                 ELECTRICITY PRODUCERS -- 0.2%
         83,199  NRG Energy, Inc.                                     2,494,306
                                                                 --------------
                 INDUSTRIAL CONGLOMERATES -- 0.5%
          8,811  3M Co.                                               1,354,867
         98,977  General Electric Co.                                 2,554,596


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 INDUSTRIAL CONGLOMERATES (CONTINUED)
         17,315  Roper Industries, Inc.                          $    2,740,965
                                                                 --------------
                                                                      6,650,428
                                                                 --------------
                 INSURANCE -- 4.8%
         48,370  ACE Ltd.                                             5,286,841
         65,273  Aflac, Inc.                                          3,898,756
         61,956  Allstate (The) Corp.                                 4,017,847
        117,353  American International Group, Inc.                   6,286,600
         14,282  Aon PLC                                              1,228,252
         78,860  Assurant, Inc.                                       5,379,829
         55,685  Chubb (The) Corp.                                    5,532,862
         26,569  Cincinnati Financial Corp.                           1,340,937
        290,317  Genworth Financial, Inc., Class A (a)                4,061,535
         68,081  Hartford Financial Services Group (The), Inc.        2,694,646
        118,297  Lincoln National Corp.                               6,477,944
         48,452  Marsh & McLennan Cos., Inc.                          2,634,335
         23,269  MetLife, Inc.                                        1,262,110
         96,637  Principal Financial Group, Inc.                      5,060,880
        100,307  Progressive (The) Corp.                              2,649,108
         14,241  Prudential Financial, Inc.                           1,260,898
         67,487  Travelers (The) Cos., Inc.                           6,802,690
        147,471  Unum Group                                           4,934,380
                                                                 --------------
                                                                     70,810,450
                                                                 --------------
                 INTERNET & CATALOG RETAIL -- 0.9%
          3,884  Amazon.com, Inc. (a)                                 1,186,406
         72,336  Expedia, Inc.                                        6,146,390
         14,032  Netflix, Inc. (a)                                    5,511,349
                                                                 --------------
                                                                     12,844,145
                                                                 --------------
                 INTERNET SOFTWARE & SERVICES -- 0.9%
         20,927  Akamai Technologies, Inc. (a)                        1,261,898
         44,765  eBay, Inc. (a)                                       2,350,162
         80,191  Facebook, Inc., Class A (a)                          6,013,523
         22,716  VeriSign, Inc. (a)                                   1,357,508
         62,231  Yahoo!, Inc. (a)                                     2,865,738
                                                                 --------------
                                                                     13,848,829
                                                                 --------------
                 IT SERVICES -- 2.6%
         15,366  Accenture PLC, Class A                               1,246,490
         52,162  Automatic Data Processing, Inc.                      4,265,808
        103,664  Computer Sciences Corp.                              6,261,305
         45,053  Fidelity National Information Services, Inc.         2,630,645
         78,435  Fiserv, Inc. (a)                                     5,449,664


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 IT SERVICES (CONTINUED)
         20,013  International Business Machines Corp.           $    3,290,137
         28,300  Paychex, Inc.                                        1,328,402
         90,719  Teradata Corp. (a)                                   3,839,228
         40,429  Total System Services, Inc.                          1,366,096
        158,084  Western Union (The) Co.                              2,681,105
        479,089  Xerox Corp.                                          6,362,302
                                                                 --------------
                                                                     38,721,182
                                                                 --------------
                 LEISURE PRODUCTS -- 0.5%
         22,764  Hasbro, Inc.                                         1,309,613
        206,812  Mattel, Inc.                                         6,425,649
                                                                 --------------
                                                                      7,735,262
                                                                 --------------
                 LIFE SCIENCES TOOLS & SERVICES -- 0.4%
         28,707  PerkinElmer, Inc.                                    1,246,458
         31,268  Thermo Fisher Scientific, Inc.                       3,676,179
         12,612  Waters Corp. (a)                                     1,397,409
                                                                 --------------
                                                                      6,320,046
                                                                 --------------
                 MACHINERY -- 2.4%
         25,604  Caterpillar, Inc.                                    2,596,502
         38,400  Cummins, Inc.                                        5,613,312
         61,841  Deere & Co.                                          5,289,879
         63,121  Dover Corp.                                          5,014,332
         22,941  Joy Global, Inc.                                     1,207,385
         44,439  Parker Hannifin Corp.                                5,645,086
         19,099  Pentair PLC                                          1,280,588
         31,418  Snap-on, Inc.                                        4,151,575
         28,535  Stanley Black & Decker, Inc.                         2,672,017
         35,265  Xylem, Inc.                                          1,282,235
                                                                 --------------
                                                                     34,752,911
                                                                 --------------
                 MEDIA -- 1.9%
         47,154  Comcast Corp., Class A                               2,609,974
         73,281  DIRECTV (a)                                          6,360,058
        128,175  Gannett Co., Inc.                                    4,037,512
         68,289  Interpublic Group of Cos. (The), Inc.                1,324,124
         17,674  Time Warner Cable, Inc.                              2,601,790
         50,568  Time Warner, Inc.                                    4,018,639
         36,504  Twenty-First Century Fox, Inc., Class A              1,258,658
         56,969  Walt Disney (The) Co.                                5,205,827
                                                                 --------------
                                                                     27,416,582
                                                                 --------------
                 METALS & MINING -- 0.5%
        194,113  Freeport-McMoRan, Inc.                               5,532,220
         54,291  Newmont Mining Corp.                                 1,018,499


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 METALS & MINING (CONTINUED)
         23,044  Nucor Corp.                                     $    1,245,759
                                                                 --------------
                                                                      7,796,478
                                                                 --------------
                 MULTILINE RETAIL -- 1.9%
         82,965  Dollar General Corp. (a)                             5,199,417
         45,226  Dollar Tree, Inc. (a)                                2,739,339
         16,211  Family Dollar Stores, Inc.                           1,269,159
        103,855  Kohl's Corp.                                         5,631,018
         87,171  Macy's, Inc.                                         5,040,227
         74,172  Nordstrom, Inc.                                      5,385,629
         40,468  Target Corp.                                         2,501,732
                                                                 --------------
                                                                     27,766,521
                                                                 --------------
                 MULTI-UTILITIES -- 4.2%
        132,277  Ameren Corp.                                         5,600,608
        103,625  CenterPoint Energy, Inc.                             2,543,994
        128,216  CMS Energy Corp.                                     4,188,817
        111,857  Consolidated Edison, Inc.                            7,087,259
         66,631  DTE Energy Co.                                       5,474,403
         78,226  Integrys Energy Group, Inc.                          5,685,466
         30,507  NiSource, Inc.                                       1,283,124
        112,568  PG&E Corp.                                           5,664,422
        136,154  Public Service Enterprise Group, Inc.                5,624,522
        127,746  SCANA Corp.                                          7,011,978
         11,868  Sempra Energy                                        1,305,480
        291,756  TECO Energy, Inc.                                    5,721,335
         88,460  Wisconsin Energy Corp.                               4,392,923
                                                                 --------------
                                                                     61,584,331
                                                                 --------------
                 OIL, GAS & CONSUMABLE FUELS -- 7.8%
         24,992  Anadarko Petroleum Corp.                             2,293,766
         67,534  Apache Corp.                                         5,213,625
        275,721  Chesapeake Energy Corp.                              6,115,492
         53,128  Chevron Corp.                                        6,372,704
         50,084  Cimarex Energy Co.                                   5,693,048
         82,831  ConocoPhillips                                       5,976,257
        421,726  Denbury Resources, Inc.                              5,229,402
         92,988  Devon Energy Corp.                                   5,579,280
         67,413  Exxon Mobil Corp.                                    6,519,511
         67,189  Hess Corp.                                           5,698,299
        132,245  Kinder Morgan, Inc.                                  5,117,881
        168,636  Marathon Oil Corp.                                   5,969,714
         74,863  Marathon Petroleum Corp.                             6,805,047
        111,398  Murphy Oil Corp.                                     5,947,539
        102,585  Newfield Exploration Co. (a)                         3,345,297
         65,908  Occidental Petroleum Corp.                           5,861,198
         62,367  Phillips 66                                          4,895,810
         82,355  QEP Resources, Inc.                                  2,064,640


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 OIL, GAS & CONSUMABLE FUELS (CONTINUED)
        181,357  Southwestern Energy Co. (a)                     $    5,895,916
         31,843  Spectra Energy Corp.                                 1,246,017
         62,369  Tesoro Corp.                                         4,453,770
        137,010  Valero Energy Corp.                                  6,862,831
         22,585  Williams (The) Cos., Inc.                            1,253,693
                                                                 --------------
                                                                    114,410,737
                                                                 --------------
                 PAPER & FOREST PRODUCTS -- 0.2%
         53,115  International Paper Co.                              2,688,681
                                                                 --------------
                 PERSONAL PRODUCTS -- 0.2%
         33,947  Estee Lauder (The) Cos., Inc., Class A               2,552,135
                                                                 --------------
                 PHARMACEUTICALS -- 2.4%
         43,903  AbbVie, Inc.                                         2,786,084
         26,271  Actavis PLC (a)                                      6,377,023
         35,565  Allergan, Inc.                                       6,759,484
         19,275  Eli Lilly & Co.                                      1,278,511
         97,444  Hospira, Inc. (a)                                    5,232,743
         23,778  Johnson & Johnson                                    2,562,793
         21,098  Merck & Co., Inc.                                    1,222,418
          8,343  Perrigo Co. PLC                                      1,346,977
        128,623  Pfizer, Inc.                                         3,852,259
        102,940  Zoetis, Inc.                                         3,825,250
                                                                 --------------
                                                                     35,243,542
                                                                 --------------
                 PROFESSIONAL SERVICES -- 0.9%
         21,590  Dun & Bradstreet (The) Corp.                         2,651,468
         50,865  Equifax, Inc.                                        3,852,515
         28,222  Nielsen N.V.                                         1,199,153
        103,506  Robert Half International, Inc.                      5,670,059
                                                                 --------------
                                                                     13,373,195
                                                                 --------------
                 REAL ESTATE INVESTMENT TRUSTS -- 1.1%
         40,626  American Tower Corp.                                 3,961,035
          8,896  AvalonBay Communities, Inc.                          1,386,353
         47,231  Crown Castle International Corp.                     3,689,686
         20,319  Equity Residential                                   1,413,390
          7,014  Essex Property Trust, Inc.                           1,415,145
         53,128  General Growth Properties, Inc.                      1,376,546
         20,078  Health Care REIT, Inc.                               1,427,746
         38,302  Iron Mountain, Inc.                                  1,381,553
                                                                 --------------
                                                                     16,051,454
                                                                 --------------
                 REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
        170,524  CBRE Group, Inc., Class A (a)                        5,456,768
                                                                 --------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 ROAD & RAIL -- 1.6%
        118,643  CSX Corp.                                       $    4,227,250
         31,389  Kansas City Southern                                 3,854,255
         45,430  Norfolk Southern Corp.                               5,026,375
         56,370  Ryder System, Inc.                                   4,987,054
         46,762  Union Pacific Corp.                                  5,445,435
                                                                 --------------
                                                                     23,540,369
                                                                 --------------
                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.9%
         25,258  Analog Devices, Inc.                                 1,253,302
        117,343  Applied Materials, Inc.                              2,592,107
         72,861  Avago Technologies Ltd.                              6,284,261
         38,541  First Solar, Inc. (a)                                2,270,065
        182,032  Intel Corp.                                          6,190,908
         48,254  KLA-Tencor Corp.                                     3,819,304
         84,846  Lam Research Corp.                                   6,606,110
         26,474  Microchip Technology, Inc.                           1,141,294
        185,028  Micron Technology, Inc. (a)                          6,122,577
        206,140  NVIDIA Corp.                                         4,027,976
         26,235  Texas Instruments, Inc.                              1,302,830
         29,542  Xilinx, Inc.                                         1,314,028
                                                                 --------------
                                                                     42,924,762
                                                                 --------------
                 SOFTWARE -- 2.8%
         46,013  Autodesk, Inc. (a)                                   2,647,588
        226,847  CA, Inc.                                             6,592,174
         53,303  Citrix Systems, Inc. (a)                             3,423,652
        106,817  Electronic Arts, Inc. (a)                            4,376,292
         43,388  Intuit, Inc.                                         3,818,578
        136,718  Microsoft Corp.                                      6,418,910
        132,482  Oracle Corp.                                         5,173,422
         45,166  Red Hat, Inc. (a)                                    2,661,181
         21,741  salesforce.com, Inc. (a)                             1,391,207
        161,755  Symantec Corp.                                       4,014,759
                                                                 --------------
                                                                     40,517,763
                                                                 --------------
                 SPECIALTY RETAIL -- 4.5%
         50,408  AutoNation, Inc. (a)                                 2,886,362
          2,466  AutoZone, Inc. (a)                                   1,364,980
         19,007  Bed Bath & Beyond, Inc. (a)                          1,279,932
        188,692  Best Buy Co., Inc.                                   6,441,945
         26,933  CarMax, Inc. (a)                                     1,505,824
        153,839  GameStop Corp., Class A                              6,578,156
         91,229  Gap (The), Inc.                                      3,456,667
         55,268  Home Depot (The), Inc.                               5,389,735
         56,761  L Brands, Inc.                                       4,093,603
         95,826  Lowe's Cos., Inc.                                    5,481,247
         16,877  O'Reilly Automotive, Inc. (a)                        2,968,327
         54,278  PetSmart, Inc.                                       3,927,013
         50,336  Ross Stores, Inc.                                    4,063,122


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 SPECIALTY RETAIL (CONTINUED)
        523,827  Staples, Inc.                                   $    6,642,126
         26,322  Tiffany & Co.                                        2,530,071
         42,840  TJX (The) Cos., Inc.                                 2,712,629
        138,155  Urban Outfitters, Inc. (a)                           4,194,386
                                                                 --------------
                                                                     65,516,125
                                                                 --------------
                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS --
                    1.7%
         50,347  Apple, Inc.                                          5,437,476
         42,752  EMC Corp.                                            1,228,265
        142,977  Hewlett-Packard Co.                                  5,130,015
         59,025  NetApp, Inc.                                         2,526,270
         38,823  SanDisk Corp.                                        3,654,797
         44,254  Seagate Technology PLC                               2,780,479
         39,057  Western Digital Corp.                                3,842,037
                                                                 --------------
                                                                     24,599,339
                                                                 --------------
                 TEXTILES, APPAREL & LUXURY GOODS -- 1.9%
        178,000  Coach, Inc.                                          6,119,640
         71,052  NIKE, Inc., Class B                                  6,605,704
         20,934  PVH Corp.                                            2,393,803
         15,373  Ralph Lauren Corp.                                   2,534,085
         91,745  Under Armour, Inc., Class A (a)                      6,016,637
         57,611  VF Corp.                                             3,899,113
                                                                 --------------
                                                                     27,568,982
                                                                 --------------
                 THRIFTS & MORTGAGE FINANCE -- 0.1%
         86,473  People's United Financial, Inc.                      1,264,235
                                                                 --------------
                 TOBACCO -- 0.6%
         82,784  Altria Group, Inc.                                   4,001,778
         42,302  Lorillard, Inc.                                      2,601,573
         15,007  Philip Morris International, Inc.                    1,335,773
         21,192  Reynolds American, Inc.                              1,333,189
                                                                 --------------
                                                                      9,272,313
                                                                 --------------
                 TRADING COMPANIES & DISTRIBUTORS -- 0.4%
         57,059  United Rentals, Inc. (a)                             6,279,914
                                                                 --------------
                 TOTAL COMMON STOCKS -- 100.0%                    1,459,958,646
                 (Cost $1,335,194,425)

                 MONEY MARKET FUNDS -- 0.0%
        311,733  Morgan Stanley Institutional
                    Liquidity Fund - Treasury
                    Portfolio - Institutional Class - 0.03% (b)         311,733
                 (Cost $311,733)                                 --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

OCTOBER 31, 2014 (UNAUDITED)


                 DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 TOTAL INVESTMENTS -- 100.0%                     $1,460,270,379
                 (Cost $1,335,506,158) (c)
                 NET OTHER ASSETS AND
                    LIABILITIES -- 0.0%                                 497,782
                                                                 --------------
                 NET ASSETS -- 100.0%                            $1,460,768,161
                                                                 ==============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of October 31, 2014.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $147,891,253 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $23,127,032.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1              LEVEL 2           LEVEL 3
-------------------------------------------------------------------------------
Common Stocks*             $  1,459,958,646       $        --       $        --
Money Market Funds                  311,733                --                --
                           ----------------------------------------------------
Total Investments          $  1,460,270,379       $        --       $        --
                           ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS -- 100.0%
                 AEROSPACE & DEFENSE -- 2.6%
         27,727  Alliant Techsystems, Inc.                       $    3,242,950
         21,083  B/E Aerospace, Inc. (a)                              1,569,629
         23,855  Esterline Technologies Corp. (a)                     2,793,659
        267,475  Exelis, Inc.                                         4,774,429
         42,453  Huntington Ingalls Industries, Inc.                  4,492,377
         68,011  Triumph Group, Inc.                                  4,735,606
                                                                 --------------
                                                                     21,608,650
                                                                 --------------
                 AIRLINES -- 0.9%
         40,643  Alaska Air Group, Inc.                               2,163,427
        416,575  JetBlue Airways Corp. (a) (b)                        4,807,275
                                                                 --------------
                                                                      6,970,702
                                                                 --------------
                 AUTOMOBILES -- 0.3%
         51,543  Thor Industries, Inc.                                2,726,109
                                                                 --------------
                 BANKS -- 3.6%
         11,693  City National Corp.                                    920,356
         11,564  Cullen/Frost Bankers, Inc.                             934,487
        424,877  First Niagara Financial Group, Inc.                  3,182,329
        100,546  FirstMerit Corp.                                     1,845,019
        239,569  Fulton Financial Corp.                               2,846,080
         55,214  Hancock Holding Co.                                  1,942,981
        107,618  International Bancshares Corp.                       3,053,123
         42,920  PacWest Bancorp                                      1,830,967
         15,477  Prosperity Bancshares, Inc.                            934,656
          7,896  Signature Bank (a)                                     956,442
         15,788  SVB Financial Group (a)                              1,768,098
        170,922  TCF Financial Corp.                                  2,640,745
        115,235  Trustmark Corp.                                      2,803,667
        182,622  Valley National Bancorp (b)                          1,822,568
         60,729  Webster Financial Corp.                              1,903,247
                                                                 --------------
                                                                     29,384,765
                                                                 --------------
                 BIOTECHNOLOGY -- 0.7%
        13,337   Cubist Pharmaceuticals, Inc. (a)                       964,132
        34,387   United Therapeutics Corp. (a)                        4,503,665
                                                                 --------------
                                                                      5,467,797
                                                                 --------------
                 BUILDING PRODUCTS -- 0.7%
         37,428  A.O. Smith Corp.                                     1,996,784
         64,569  Fortune Brands Home & Security, Inc.                 2,792,609
         11,510  Lennox International, Inc.                           1,023,469
                                                                 --------------
                                                                      5,812,862
                                                                 --------------
                 CAPITAL MARKETS -- 0.8%
         23,451  Eaton Vance Corp.                                      863,700


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 CAPITAL MARKETS (CONTINUED)
         60,853  Janus Capital Group, Inc.                       $      912,187
         16,514  Raymond James Financial, Inc.                          926,931
         97,877  SEI Investments Co.                                  3,783,925
                                                                 --------------
                                                                      6,486,743
                                                                 --------------
                 CHEMICALS -- 4.8%
         60,090  Albemarle Corp.                                      3,508,054
         33,998  Ashland, Inc.                                        3,674,164
         87,139  Cabot Corp.                                          4,045,864
         56,131  Cytec Industries, Inc.                               2,617,388
         43,015  Minerals Technologies, Inc.                          3,299,681
          6,967  NewMarket Corp.                                      2,703,266
        175,210  Olin Corp.                                           4,247,090
         74,604  PolyOne Corp.                                        2,761,094
         80,656  Rayonier Advanced Materials, Inc. (b)                2,301,116
         77,310  RPM International, Inc.                              3,502,143
         16,088  Scotts Miracle-Gro (The) Co., Class A                  953,053
         16,901  Sensient Technologies Corp.                          1,000,201
         56,008  Valspar (The) Corp.                                  4,601,617
                                                                 --------------
                                                                     39,214,731
                                                                 --------------
                 COMMERCIAL SERVICES & SUPPLIES -- 2.2%
        381,054  Civeo Corp.                                          4,645,048
         32,820  Clean Harbors, Inc. (a)                              1,628,857
         48,123  Deluxe Corp.                                         2,925,878
         59,283  Herman Miller, Inc.                                  1,897,056
         24,586  HNI Corp.                                            1,146,937
        107,510  R.R. Donnelley & Sons Co.                            1,876,049
         30,218  Rollins, Inc.                                          963,048
         54,709  Waste Connections, Inc.                              2,729,979
                                                                 --------------
                                                                     17,812,852
                                                                 --------------
                 COMMUNICATIONS EQUIPMENT -- 1.7%
         86,197  ADTRAN, Inc.                                         1,828,238
        124,819  ARRIS Group, Inc. (a)                                3,747,066
         88,880  InterDigital, Inc.                                   4,393,339
         69,125  JDS Uniphase Corp. (a)                                 930,423
         37,037  Plantronics, Inc.                                    1,921,109
         47,712  Riverbed Technology, Inc. (a)                          906,051
                                                                 --------------
                                                                     13,726,226
                                                                 --------------
                 CONSTRUCTION & ENGINEERING -- 0.4%
        104,917  AECOM Technology Corp. (a) (b)                       3,415,048
                                                                 --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 CONSTRUCTION MATERIALS -- 0.5%
         43,445  Eagle Materials, Inc.                           $    3,798,396
                                                                 --------------
                 CONTAINERS & PACKAGING -- 2.2%
         43,730  AptarGroup, Inc.                                     2,721,755
         80,786  Greif, Inc., Class A                                 3,559,431
         27,727  Packaging Corp. of America                           1,998,562
         92,980  Rock-Tenn Co., Class A                               4,755,927
         37,652  Silgan Holdings, Inc.                                1,850,972
         67,559  Sonoco Products Co.                                  2,761,137
                                                                 --------------
                                                                     17,647,784
                                                                 --------------
                 DISTRIBUTORS -- 0.4%
         99,828  LKQ Corp. (a)                                        2,852,086
                                                                 --------------
                 DIVERSIFIED CONSUMER SERVICES -- 1.8%
        175,906  Apollo Education Group, Inc. (a)                     5,041,466
         82,673  DeVry Education Group, Inc.                          4,002,200
          2,530  Graham Holdings Co., Class B                         1,982,508
        167,418  Service Corp. International                          3,661,432
                                                                 --------------
                                                                     14,687,606
                                                                 --------------
                 DIVERSIFIED FINANCIAL SERVICES -- 0.4%
         16,530  CBOE Holdings, Inc.                                    974,278
         56,453  MSCI, Inc.                                           2,634,097
                                                                 --------------
                                                                      3,608,375
                                                                 --------------
                 DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
         85,056  tw telecom, Inc. (a)                                 3,638,696
                                                                 --------------
                 ELECTRIC UTILITIES -- 3.0%
         55,128  Cleco Corp.                                          2,963,681
        183,037  Great Plains Energy, Inc.                            4,929,187
         99,977  Hawaiian Electric Industries, Inc. (b)               2,815,352
         66,018  IDACORP, Inc.                                        4,174,318
         47,685  OGE Energy Corp.                                     1,778,174
        142,080  PNM Resources, Inc.                                  4,099,008
        103,728  Westar Energy, Inc.                                  3,921,956
                                                                 --------------
                                                                     24,681,676
                                                                 --------------
                 ELECTRICAL EQUIPMENT -- 0.7%
          7,517  Acuity Brands, Inc.                                  1,048,095
         14,681  Hubbell, Inc., Class B                               1,664,972
         41,313  Regal-Beloit Corp.                                   2,931,984
                                                                 --------------
                                                                      5,645,051
                                                                 --------------


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS &
                    COMPONENTS -- 3.4%
         79,928  Arrow Electronics, Inc. (a)                     $    4,544,706
        106,603  Avnet, Inc.                                          4,610,580
         87,887  Cognex Corp. (a)                                     3,476,810
        137,127  Ingram Micro, Inc., Class A (a)                      3,680,489
         28,606  National Instruments Corp.                             906,238
         75,162  Tech Data Corp. (a)                                  4,488,674
        309,590  Vishay Intertechnology, Inc.                         4,182,561
         24,935  Zebra Technologies Corp., Class A (a)                1,838,956
                                                                 --------------
                                                                     27,729,014
                                                                 --------------
                 ENERGY EQUIPMENT & SERVICES -- 3.4%
        101,259  Atwood Oceanics, Inc. (a)                            4,116,178
         43,025  Dresser-Rand Group, Inc. (a)                         3,515,142
        200,546  Helix Energy Solutions Group, Inc. (a)               5,342,545
         81,598  Patterson-UTI Energy, Inc.                           1,879,202
        174,793  Rowan Cos. PLC, Class A                              4,242,226
         53,837  Superior Energy Services, Inc.                       1,354,001
        113,350  Tidewater, Inc.                                      4,179,215
         75,431  Unit Corp. (a)                                       3,652,369
                                                                 --------------
                                                                     28,280,878
                                                                 --------------
                 FOOD & STAPLES  RETAILING -- 0.5%
        395,887  SUPERVALU, Inc. (a)                                  3,416,505
         14,396  United Natural Foods, Inc. (a)                         979,216
                                                                 --------------
                                                                      4,395,721
                                                                 --------------
                 FOOD PRODUCTS -- 2.5%
        333,889  Dean Foods Co.                                       4,911,507
         48,192  Flowers Foods, Inc.                                    915,648
         43,224  Hain Celestial Group (The), Inc. (a)                 4,678,998
         46,697  Ingredion, Inc.                                      3,607,343
         10,376  Lancaster Colony Corp.                                 949,300
         31,612  Tootsie Roll Industries, Inc. (b)                      937,296
        121,773  WhiteWave Foods (The) Co. (a)                        4,533,609
                                                                 --------------
                                                                     20,533,701
                                                                 --------------
                 GAS UTILITIES -- 1.9%
         74,197  Atmos Energy Corp.                                   3,932,441
         37,926  National Fuel Gas Co.                                2,625,617
        129,168  ONE Gas, Inc.                                        4,901,926
         39,695  Questar Corp.                                          957,046
         77,866  UGI Corp.                                            2,934,770
                                                                 --------------
                                                                     15,351,800
                                                                 --------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 HEALTH CARE EQUIPMENT & SUPPLIES -- 2.5%
         17,121  Align Technology, Inc. (a)                      $      900,907
         17,043  Cooper (The) Cos., Inc.                              2,793,348
         64,070  Hill-Rom Holdings, Inc.                              2,849,833
         72,733  Hologic, Inc. (a)                                    1,904,877
          7,510  IDEXX Laboratories, Inc. (a)                         1,063,942
         17,959  ResMed, Inc. (b)                                       937,819
         11,538  Sirona Dental Systems, Inc. (a)                        906,310
         65,590  STERIS Corp.                                         4,053,462
         25,271  Teleflex, Inc.                                       2,883,926
         66,204  Thoratec Corp. (a)                                   1,799,425
                                                                 --------------
                                                                     20,093,849
                                                                 --------------
                 HEALTH CARE PROVIDERS & SERVICES -- 3.0%
         32,298  Community Health Systems, Inc. (a)                   1,775,421
         38,378  Health Net, Inc. (a)                                 1,823,339
         22,791  Henry Schein, Inc. (a)                               2,735,604
         51,152  LifePoint Hospitals, Inc. (a)                        3,580,640
         48,421  MEDNAX, Inc. (a)                                     3,022,923
         42,633  Omnicare, Inc.                                       2,838,932
         54,051  Owens & Minor, Inc.                                  1,800,979
        112,485  VCA, Inc. (a)                                        5,125,941
         29,328  WellCare Health Plans, Inc. (a)                      1,990,491
                                                                 --------------
                                                                     24,694,270
                                                                 --------------
                 HOTELS, RESTAURANTS & LEISURE -- 2.7%
         54,821  Bally Technologies, Inc. (a)                         4,407,608
         52,263  Brinker International, Inc.                          2,803,387
         38,893  Cheesecake Factory (The), Inc.                       1,786,745
         34,491  Domino's Pizza, Inc.                                 3,062,456
        104,897  International Game Technology                        1,719,262
         83,895  International Speedway Corp., Class A                2,628,430
         70,166  Life Time Fitness, Inc. (a)                          3,913,158
         10,875  Panera Bread Co., Class A (a)                        1,757,835
                                                                 --------------
                                                                     22,078,881
                                                                 --------------
                 HOUSEHOLD DURABLES -- 2.3%
         73,599  Jarden Corp. (a)                                     4,790,559
         59,224  KB Home (b)                                            932,186
        139,780  M.D.C. Holdings, Inc. (b)                            3,413,428
          3,914  NVR, Inc. (a)                                        4,804,748
         78,761  Tempur Sealy International, Inc. (a)                 4,145,979
         28,396  Toll Brothers, Inc. (a)                                907,252
                                                                 --------------
                                                                     18,994,152
                                                                 --------------


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 HOUSEHOLD PRODUCTS -- 0.7%
         25,223  Church & Dwight Co., Inc.                       $    1,826,397
         28,726  Energizer Holdings, Inc.                             3,523,244
                                                                 --------------
                                                                      5,349,641
                                                                 --------------
                 INDUSTRIAL CONGLOMERATES -- 0.2%
         22,015  Carlisle Cos., Inc.                                  1,956,693
                                                                 --------------
                 INSURANCE -- 7.1%
         10,579  Alleghany Corp. (a)                                  4,700,038
         45,854  American Financial Group, Inc.                       2,743,445
         58,520  Arthur J. Gallagher & Co.                            2,791,404
        103,437  Aspen Insurance Holdings Ltd.                        4,512,956
         82,563  Brown & Brown, Inc.                                  2,630,457
         27,307  Everest Re Group, Ltd.                               4,659,940
        130,503  First American Financial Corp.                       3,956,851
         57,624  Hanover Insurance Group (The), Inc.                  3,857,351
         73,291  HCC Insurance Holdings, Inc.                         3,825,057
        103,638  Kemper Corp.                                         3,819,060
         90,638  Mercury General Corp.                                4,814,691
         12,747  Protective Life Corp.                                  888,211
         44,168  Reinsurance Group of America, Inc.                   3,721,154
         44,246  RenaissanceRe Holdings Ltd.                          4,571,939
         42,015  StanCorp Financial Group, Inc.                       2,922,563
         74,043  W. R. Berkley Corp.                                  3,816,176
                                                                 --------------
                                                                     58,231,293
                                                                 --------------
                 INTERNET & CATALOG RETAIL -- 0.1%
         14,417  HSN, Inc.                                              952,531
                                                                 --------------
                 INTERNET SOFTWARE & SERVICES -- 1.2%
         39,368  AOL, Inc. (a)                                        1,713,689
        103,335  Conversant, Inc. (a)                                 3,642,559
         16,658  Equinix, Inc.                                        3,479,856
         27,183  Rackspace Hosting, Inc. (a)                          1,042,740
                                                                 --------------
                                                                      9,878,844
                                                                 --------------
                 IT SERVICES --  2.8%
         85,016  Broadridge Financial Solutions, Inc.                 3,734,753
        148,958  Convergys Corp.                                      3,004,483
         52,717  DST Systems, Inc.                                    5,079,283
         48,172  Gartner, Inc. (a)                                    3,887,962
         37,986  Global Payments, Inc.                                3,057,873
         15,896  Jack Henry & Associates, Inc.                          950,899


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 IT SERVICES (CONTINUED)
         32,081  WEX, Inc. (a)                                   $    3,643,118
                                                                 --------------
                                                                     23,358,371
                                                                 --------------
                 LEISURE PRODUCTS -- 0.8%
         41,993  Brunswick Corp.                                      1,965,273
         29,535  Polaris Industries, Inc.                             4,455,650
                                                                 --------------
                                                                      6,420,923
                                                                 --------------
                 LIFE SCIENCES TOOLS & SERVICES -- 1.1%
          7,803  Bio-Rad Laboratories, Inc., Class A (a)                880,335
         28,375  Bio-Techne Corp.                                     2,583,544
         59,244  Charles River Laboratories
                    International, Inc. (a)                           3,741,851
          6,909  Mettler-Toledo International, Inc. (a)               1,785,769
                                                                 --------------
                                                                      8,991,499
                                                                 --------------
                 MACHINERY -- 5.4%
         97,317  AGCO Corp.                                           4,312,116
         56,107  CLARCOR, Inc.                                        3,756,925
         27,995  Crane Co.                                            1,745,488
         21,778  Donaldson Co., Inc.                                    905,529
         12,227  IDEX Corp.                                             915,924
         98,444  ITT Corp.                                            4,435,887
         64,257  Kennametal, Inc.                                     2,480,963
         12,797  Lincoln Electric Holdings, Inc.                        927,526
         11,632  Nordson Corp.                                          890,430
         80,164  Oshkosh Corp.                                        3,588,141
         47,100  SPX Corp.                                            4,464,609
         62,620  Timken (The) Co.                                     2,692,034
         94,693  Trinity Industries, Inc.                             3,381,487
         26,231  Valmont Industries, Inc. (b)                         3,571,875
         43,673  Wabtec Corp.                                         3,768,980
         55,742  Woodward, Inc.                                       2,854,548
                                                                 --------------
                                                                     44,692,462
                                                                 --------------
                 MARINE -- 0.4%
         30,032  Kirby Corp. (a)                                      3,320,939
                                                                 --------------
                 MEDIA -- 1.6%
        103,973  Cinemark Holdings, Inc.                              3,672,326
         31,537  John Wiley & Sons, Inc., Class A                     1,841,446
        184,181  Live Nation Entertainment, Inc. (a)                  4,788,706
         41,345  Meredith Corp.                                       2,155,728
         37,764  Time, Inc. (a)                                         853,089
                                                                 --------------
                                                                     13,311,295
                                                                 --------------


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 METALS & MINING -- 2.6%
         78,388  Carpenter Technology Corp.                      $    3,923,319
        340,967  Cliffs Natural Resources, Inc. (b)                   3,829,059
        103,668  Commercial Metals Co.                                1,792,420
         20,996  Compass Minerals International, Inc.                 1,798,937
         64,679  Reliance Steel & Aluminum Co.                        4,364,539
         78,267  Steel Dynamics, Inc.                                 1,800,924
         57,096  TimkenSteel Corp.                                    2,316,956
         47,545  Worthington Industries, Inc.                         1,837,614
                                                                 --------------
                                                                     21,663,768
                                                                 --------------
                 MULTILINE RETAIL -- 0.3%
         61,660  Big Lots, Inc.                                       2,814,779
                                                                 --------------
                 MULTI-UTILITIES -- 1.7%
         63,872  Alliant Energy Corp.                                 3,954,315
         55,439  Black Hills Corp.                                    3,034,176
        127,264  MDU Resources Group, Inc.                            3,586,300
         66,527  Vectren Corp.                                        2,990,389
                                                                 --------------
                                                                     13,565,180
                                                                 --------------
                 OIL, GAS & CONSUMABLE FUELS -- 1.3%
         24,496  Energen Corp.                                        1,658,379
         81,027  HollyFrontier Corp.                                  3,677,005
         71,470  Peabody Energy Corp. (b)                               745,432
         34,030  SM Energy Co.                                        1,915,889
         66,494  World Fuel Services Corp.                            2,742,213
                                                                 --------------
                                                                     10,738,918
                                                                 --------------
                 PAPER & FOREST PRODUCTS -- 0.6%
        125,933  Domtar Corp.                                         5,172,068
                                                                 --------------
                 PHARMACEUTICALS -- 0.6%
         12,947  Endo International PLC (a)                             866,413
         28,315  Salix Pharmaceuticals Ltd. (a)                       4,073,113
                                                                 --------------
                                                                      4,939,526
                                                                 --------------
                 PROFESSIONAL SERVICES -- 0.4%
         25,309  FTI Consulting, Inc. (a)                             1,021,977
         37,865  Manpowergroup, Inc.                                  2,527,489
                                                                 --------------
                                                                      3,549,466
                                                                 --------------
                 REAL ESTATE INVESTMENT TRUSTS -- 3.1%
         51,501  Corrections Corp. of America                         1,894,207
         51,501  Duke Realty Corp.                                      976,459
         51,471  Extra Space Storage, Inc.                            2,993,553
          7,470  Federal Realty Investment Trust                        984,546
         22,746  Highwoods Properties, Inc.                             975,121
         29,772  Kilroy Realty Corp.                                  2,016,755



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 REAL ESTATE INVESTMENT TRUSTS
                    (CONTINUED)
        103,365  LaSalle Hotel Properties                        $    4,052,942
         13,479  Mid-America Apartment Communities, Inc.                952,426
         25,880  OMEGA Healthcare Investors, Inc. (b)                   987,581
         22,004  Potlatch Corp.                                         967,956
         56,827  Rayonier, Inc.                                       1,902,000
         32,875  Regency Centers Corp.                                1,995,512
         42,294  Senior Housing Properties Trust                        955,421
         24,240  Taubman Centers, Inc.                                1,843,452
         32,469  UDR, Inc.                                              981,538
         28,090  Weingarten Realty Investors                          1,018,263
                                                                 --------------
                                                                     25,497,732
                                                                 --------------
                 REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
         14,006  Jones Lang LaSalle, Inc.                             1,893,751
                                                                 --------------
                 ROAD & RAIL -- 2.3%
         55,882  Con-way, Inc.                                        2,423,602
          9,283  Genesee & Wyoming, Inc., Class A (a)                   893,025
         35,846  J.B. Hunt Transport Services, Inc.                   2,859,436
         61,283  Landstar System, Inc.                                4,535,555
         62,629  Old Dominion Freight Line, Inc. (a)                  4,563,775
        140,445  Werner Enterprises, Inc.                             3,867,855
                                                                 --------------
                                                                     19,143,248
                                                                 --------------
                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --
                    2.0%
        259,475  Advanced Micro Devices, Inc. (a) (b)                   726,530
        113,947  Fairchild Semiconductor International,
                    Inc. (a)                                          1,749,087
        221,895  Integrated Device Technology, Inc. (a)               3,641,297
         76,210  Skyworks Solutions, Inc.                             4,438,470
        140,595  SunEdison, Inc. (a)                                  2,743,008
        182,529  Teradyne, Inc.                                       3,358,534
                                                                 --------------
                                                                     16,656,926
                                                                 --------------
                 SOFTWARE -- 3.2%
        141,493  ACI Worldwide, Inc. (a)                              2,722,325
         28,035  Advent Software, Inc.                                  968,890
        154,238  Cadence Design Systems, Inc. (a)                     2,768,572
         27,907  Concur Technologies, Inc. (a)                        3,581,026
         14,561  FactSet Research Systems, Inc.                       1,913,898
        140,084  Fortinet, Inc. (a)                                   3,649,188
         47,956  PTC, Inc. (a)                                        1,829,522


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 SOFTWARE (CONTINUED)
         63,125  SolarWinds, Inc. (a)                            $    3,001,594
         44,581  Synopsys, Inc. (a)                                   1,826,929
         74,888  TIBCO Software, Inc. (a)                             1,750,133
         12,504  Ultimate Software Group, (The), Inc. (a)             1,881,977
                                                                 --------------
                                                                     25,894,054
                                                                 --------------
                 SPECIALTY RETAIL -- 5.5%
        181,910  Aaron's, Inc.                                        4,504,092
         48,697  Abercrombie & Fitch Co., Class A                     1,630,376
         33,952  Advance Auto Parts, Inc.                             4,989,586
         43,025  ANN, Inc. (a)                                        1,651,730
        332,633  Ascena Retail Group, Inc. (a)                        4,141,281
         24,613  CST Brands, Inc.                                       941,447
         60,493  Dick's Sporting Goods, Inc.                          2,744,567
         47,698  Foot Locker, Inc.                                    2,671,565
        201,367  Guess?, Inc.                                         4,464,306
         33,351  Murphy USA, Inc. (a)                                 1,911,012
        860,707  Office Depot, Inc. (a)                               4,492,891
        145,767  Rent-A-Center, Inc.                                  4,514,404
         38,839  Signet Jewelers Ltd.                                 4,661,068
         26,583  Williams-Sonoma, Inc.                                1,728,692
                                                                 --------------
                                                                     45,047,017
                                                                 --------------
                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
                    -- 0.9%
         25,051  Diebold, Inc.                                          887,557
        104,094  Lexmark International, Inc., Class A                 4,492,697
         79,451  NCR Corp. (a)                                        2,198,409
                                                                 --------------
                                                                      7,578,663
                                                                 --------------
                 TEXTILES, APPAREL & LUXURY GOODS -- 1.5%
         45,656  Carter's, Inc.                                       3,567,103
         45,525  Deckers Outdoor Corp. (a)                            3,981,617
         41,177  Hanesbrands, Inc.                                    4,348,703
                                                                 --------------
                                                                     11,897,423
                                                                 --------------
                 THRIFTS & MORTGAGE FINANCE -- 0.3%
        142,827  Astoria Financial Corp.                              1,878,175
         55,754  New York Community Bancorp, Inc.                       889,276
                                                                 --------------
                                                                      2,767,451
                                                                 --------------
                 TOBACCO -- 0.5%
         99,662  Universal Corp.                                      4,434,959
                                                                 --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 TRADING COMPANIES & DISTRIBUTORS -- 0.7%
         60,634  GATX Corp.                                      $    3,844,196
         10,354  MSC Industrial Direct Co., Inc., Class A               838,363
         29,096  NOW, Inc. (a) (b)                                      874,626
                                                                 --------------
                                                                      5,557,185
                                                                 --------------
                 WATER UTILITIES -- 0.1%
         37,604  Aqua America, Inc.                                     985,225
                                                                 --------------
                 WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
        147,714  Telephone & Data Systems, Inc.                       3,787,387
                                                                 --------------
                 TOTAL COMMON STOCKS -- 100.0%                      821,387,638
                 (Cost $767,103,760)                             --------------

                 MONEY MARKET FUNDS -- 0.2%
      1,700,782  Goldman Sachs Financial Square
                    Treasury Obligations Fund -
                    Institutional Class
                    - 0.01% (c) (d)                                   1,700,782
                 (Cost $1,700,782)                               --------------

   PRINCIPAL
     VALUE
---------------

                 REPURCHASE AGREEMENTS -- 2.1%
     $1,715,934  JPMorgan Chase & Co., 0.08% (c), dated
                    10/31/14, due 11/03/14, with a maturity
                    value of $1,715,946. Collateralized by
                    U.S. Treasury Note, interest rate
                    of 0.750%, due 12/31/17. The value of the
                    collateral including accrued interest is
                    $1,754,770. (d)                                   1,715,934
     15,786,594  RBC Capital Markets LLC, 0.08% (c), dated
                    10/31/14, due 11/03/14, with a maturity
                    value of $15,786,699. Collateralized by
                    U.S. Treasury Notes, interest rates of
                    0.250% to 1.250%, due 11/30/15 to 11/30/18.
                    The value of the collateral including
                    accrued interest is $16,132,458. (d)             15,786,594
                                                                 --------------
                 TOTAL REPURCHASE AGREEMENTS -- 2.1%                 17,502,528
                 (Cost $17,502,528)                              --------------


                 DESCRIPTION                                        VALUE
-------------------------------------------------------------------------------

                 TOTAL INVESTMENTS -- 102.3%                     $  840,590,948
                 (Cost $786,307,070) (e)
                 NET OTHER ASSETS AND
                    LIABILITIES -- (2.3)%                           (18,694,317)
                                                                 --------------
                 NET ASSETS -- 100.0%                            $  821,896,631
                                                                 ==============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $18,939,264 and the total value of the collateral held by the Fund is $19,203,310.

(c)   Interest rate shown reflects yield as of October 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $78,222,671 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $23,938,793.


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1              LEVEL 2           LEVEL 3
-------------------------------------------------------------------------------
Common Stocks*             $    821,387,638      $          --      $        --
Money Market Funds                1,700,782                 --               --
Repurchase Agreements                    --         17,502,528               --
                           ----------------------------------------------------
Total Investments          $    823,088,420      $  17,502,528      $        --
                           ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS -- 100.0%
                 AEROSPACE & DEFENSE -- 2.4%
         78,381  AAR Corp.                                       $    2,077,096
         12,589  Aerovironment, Inc. (a)                                385,853
         17,230  Curtiss-Wright Corp.                                 1,192,488
         60,727  Engility Holdings, Inc. (a)                          2,623,406
         47,411  GenCorp, Inc. (a) (b)                                  804,091
         16,605  Moog, Inc., Class A (a)                              1,270,947
         31,180  National Presto Industries, Inc. (b)                 1,966,211
         27,235  Orbital Sciences Corp. (a)                             716,281
         49,038  TASER International, Inc. (a)                          923,876
         12,081  Teledyne Technologies, Inc. (a)                      1,251,954
                                                                 --------------
                                                                     13,212,203
                                                                 --------------
                 AIR FREIGHT & LOGISTICS -- 0.7%
         57,325  Atlas Air Worldwide Holdings, Inc. (a)               2,116,439
         25,334  Forward Air Corp.                                    1,212,738
          9,341  Hub Group, Inc., Class A (a)                           338,985
                                                                 --------------
                                                                      3,668,162
                                                                 --------------
                 AIRLINES -- 0.8%
         12,246  Allegiant Travel Co.                                 1,634,474
        243,302  SkyWest, Inc.                                        2,802,839
                                                                 --------------
                                                                      4,437,313
                                                                 --------------
                 AUTO COMPONENTS -- 0.6%
         32,987  Standard Motor Products, Inc.                        1,303,646
        107,981  Superior Industries International, Inc.              2,106,710
                                                                 --------------
                                                                      3,410,356
                                                                 --------------
                 AUTOMOBILES -- 0.1%
         17,389  Winnebago Industries, Inc. (a)                         368,821
                                                                 --------------

                 BANKS -- 3.6%
         24,021  Bank of the Ozarks, Inc.                               846,500
         19,681  Banner Corp.                                           850,613
         25,948  BBCN Bancorp, Inc.                                     366,905
         30,555  Boston Private Financial Holdings, Inc.                401,798
         17,972  City Holding Co.                                       808,560
         15,259  Columbia Banking System, Inc.                          423,895
         11,270  Community Bank System, Inc.                            429,951
         26,382  CVB Financial Corp.                                    416,308
         31,573  F.N.B. Corp.                                           403,819
        239,102  First BanCorp (a)                                    1,245,721
         90,245  First Commonwealth Financial Corp.                     843,791
         23,915  First Financial Bancorp                                419,469
         23,528  First Midwest Bancorp, Inc.                            395,035


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 BANKS (CONTINUED)
         14,639  Glacier Bancorp, Inc.                           $      419,993
         18,778  Hanmi Financial Corp.                                  402,788
         10,598  Independent Bank Corp.                                 432,398
         77,977  National Penn Bancshares, Inc.                         802,383
         50,432  NBT Bancorp, Inc.                                    1,295,094
         87,566  Old National Bancorp                                 1,274,085
         10,487  Pinnacle Financial Partners, Inc.                      411,090
         25,314  PrivateBancorp, Inc.                                   818,149
         48,411  S&T Bancorp, Inc.                                    1,335,660
        113,573  Susquehanna Bancshares, Inc.                         1,114,151
         13,128  Texas Capital Bancshares, Inc. (a)                     802,777
         25,765  Tompkins Financial Corp.                             1,293,403
          6,939  UMB Financial Corp.                                    413,426
         41,016  Wilshire Bancorp, Inc.                                 406,058
         16,949  Wintrust Financial Corp.                               785,078
                                                                 --------------
                                                                     19,858,898
                                                                 --------------
                 BEVERAGES -- 0.2%
          3,414  Boston Beer (The) Co., Inc., Class A (a)               850,086
                                                                 --------------
                 BIOTECHNOLOGY -- 0.4%
         11,174  Acorda Therapeutics, Inc. (a)                          389,079
         35,531  Emergent Biosolutions, Inc. (a)                        803,711
         33,383  Momenta Pharmaceuticals, Inc. (a)                      364,208
         19,014  Repligen Corp. (a)                                     479,533
         46,508  Spectrum Pharmaceuticals, Inc. (a) (b)                 352,531
                                                                 --------------
                                                                      2,389,062
                                                                 --------------
                 BUILDING PRODUCTS -- 1.8%
         51,353  American Woodmark Corp. (a)                          2,100,851
         47,561  Apogee Enterprises, Inc.                             2,087,928
         27,653  Gibraltar Industries, Inc. (a)                         421,708
         99,712  Griffon Corp.                                        1,225,461
        121,859  PGT, Inc. (a)                                        1,146,084
         25,975  Simpson Manufacturing Co., Inc.                        859,253
         44,319  Universal Forest Products, Inc.                      2,214,620
                                                                 --------------
                                                                     10,055,905
                                                                 --------------
                 CAPITAL MARKETS -- 1.5%
        167,959  Calamos Asset Management, Inc., Class A              2,301,038
         13,076  HFF, Inc., Class A                                     411,633
         96,085  Investment Technology Group, Inc. (a)                1,722,804
         36,235  Piper Jaffray Cos. (a)                               2,045,828
         32,296  Stifel Financial Corp. (a)                           1,534,383



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 CAPITAL MARKETS (CONTINUED)
          2,180  Virtus Investment Partners, Inc.                $      390,678
                                                                 --------------
                                                                      8,406,364
                                                                 --------------
                 CHEMICALS -- 3.4%
         10,470  A. Schulman, Inc.                                      370,743
         26,768  Balchem Corp.                                        1,731,890
         58,603  Calgon Carbon Corp. (a)                              1,232,421
         14,522  Flotek Industries, Inc. (a)                            321,807
        159,199  FutureFuel Corp.                                     2,120,531
         31,584  Hawkins, Inc.                                        1,216,300
         13,743  Innophos Holdings, Inc.                                783,351
         24,502  Intrepid Potash, Inc. (a) (b)                          329,552
         63,770  Kraton Performance Polymers, Inc. (a)                1,140,845
         53,006  LSB Industries, Inc. (a)                             1,989,315
         72,944  OM Group, Inc.                                       1,898,732
         10,561  Quaker Chemical Corp.                                  866,847
         42,652  Stepan Co.                                           1,888,631
         82,255  Tredegar Corp.                                       1,564,490
         54,006  Zep, Inc.                                              867,336
                                                                 --------------
                                                                     18,322,791
                                                                 --------------
                 COMMERCIAL SERVICES & SUPPLIES -- 2.5%
         44,209  ABM Industries, Inc.                                 1,221,937
         13,672  G&K Services, Inc., Class A                            862,293
         52,929  Healthcare Services Group, Inc.                      1,576,226
         23,456  Interface, Inc.                                        376,000
         34,502  Matthews International Corp., Class A                1,589,852
         75,775  Tetra Tech, Inc.                                     2,031,528
         19,597  UniFirst Corp.                                       2,186,241
         40,307  United Stationers, Inc.                              1,683,623
         91,665  Viad Corp.                                           2,338,374
                                                                 --------------
                                                                     13,866,074
                                                                 --------------
                 COMMUNICATIONS EQUIPMENT -- 1.0%
         76,512  Bel Fuse, Inc., Class B                              2,164,525
         10,191  Comtech Telecommunications Corp.                       387,972
        100,954  Digi International, Inc. (a)                           835,899
         48,459  NETGEAR, Inc. (a)                                    1,649,544
         39,517  Procera Networks, Inc. (a)                             295,982
                                                                 --------------
                                                                      5,333,922
                                                                 --------------
                 CONSTRUCTION & ENGINEERING -- 1.1%
         85,073  Aegion Corp. (a)                                     1,558,537
         55,878  Comfort Systems USA, Inc.                              858,286


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 CONSTRUCTION & ENGINEERING (CONTINUED)
         49,309  Dycom Industries, Inc. (a)                      $    1,547,810
         28,422  EMCOR Group, Inc.                                    1,254,263
         75,868  Orion Marine Group, Inc. (a)                           831,513
                                                                 --------------
                                                                      6,050,409
                                                                 --------------
                 CONSTRUCTION MATERIALS -- 0.2%
         90,568  Headwaters, Inc. (a)                                 1,150,214
                                                                 --------------
                 CONSUMER FINANCE -- 1.7%
         43,218  Cash America International, Inc.                     2,124,165
         34,176  Encore Capital Group, Inc. (a)                       1,555,350
        152,806  EZCORP, Inc., Class A (a)                            1,723,652
         20,288  First Cash Financial Services, Inc. (a)              1,198,615
         35,816  Green Dot Corp., Class A (a)                           856,002
         28,043  World Acceptance Corp. (a) (b)                       2,009,561
                                                                 --------------
                                                                      9,467,345
                                                                 --------------
                 DISTRIBUTORS -- 0.2%
         14,043  Pool Corp.                                             838,367
                                                                 --------------
                 DIVERSIFIED CONSUMER SERVICES -- 0.3%
         18,144  Capella Education Co.                                1,283,506
         40,490  Universal Technical Institute, Inc.                    482,236
                                                                 --------------
                                                                      1,765,742
                                                                 --------------
                 DIVERSIFIED FINANCIAL SERVICES -- 0.2%
         18,361  MarketAxess Holdings, Inc.                           1,187,039
                                                                 --------------
                 DIVERSIFIED TELECOMMUNICATION
                    SERVICES -- 1.2%
         28,094  Atlantic Tele-Network, Inc.                          1,887,636
        112,338  Cincinnati Bell, Inc. (a)                              412,281
         60,451  Consolidated Communications Holdings, Inc. (b)       1,565,681
        173,500  General Communication, Inc., Class A (a)             2,035,155
         23,297  Lumos Networks Corp.                                   400,708
                                                                 --------------
                                                                      6,301,461
                                                                 --------------
                 ELECTRIC UTILITIES -- 0.9%
         34,115  ALLETE, Inc.                                         1,782,167
         41,432  El Paso Electric Co.                                 1,567,787
         42,778  UIL Holdings Corp.                                   1,759,887
                                                                 --------------
                                                                      5,109,841
                                                                 --------------
                 ELECTRICAL EQUIPMENT -- 1.4%
         18,128  AZZ, Inc.                                              847,665
         40,828  Encore Wire Corp.                                    1,549,014


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 ELECTRICAL EQUIPMENT (CONTINUED)
          6,455  EnerSys                                         $      405,374
         21,796  Franklin Electric Co., Inc.                            813,863
         46,326  Powell Industries, Inc.                              2,109,223
        161,098  Vicor Corp. (a)                                      2,192,544
                                                                 --------------
                                                                      7,917,683
                                                                 --------------
                 ELECTRONIC EQUIPMENT, INSTRUMENTS &
                    COMPONENTS -- 6.3%
         13,387  Anixter International, Inc.                          1,140,171
         15,008  Badger Meter, Inc.                                     854,255
         85,227  Benchmark Electronics, Inc. (a)                      2,021,584
         61,911  Checkpoint Systems, Inc. (a)                           820,940
         12,337  Coherent, Inc. (a)                                     803,756
         23,824  CTS Corp.                                              438,362
        123,214  Daktronics, Inc.                                     1,639,978
         74,966  DTS, Inc. (a)                                        2,232,488
        129,651  Fabrinet (a)                                         2,360,945
         29,839  FARO Technologies, Inc. (a)                          1,670,984
        128,658  II-VI, Inc. (a)                                      1,735,596
         83,645  Insight Enterprises, Inc. (a)                        1,902,924
          8,889  Littelfuse, Inc.                                       867,033
         51,339  Methode Electronics, Inc.                            2,021,730
         16,638  MTS Systems Corp.                                    1,098,274
         42,728  Newport Corp. (a)                                      764,404
         17,890  OSI Systems, Inc. (a)                                1,268,043
         41,005  Plexus Corp. (a)                                     1,695,557
         32,834  Rofin-Sinar Technologies, Inc. (a)                     735,153
         20,740  Rogers Corp. (a)                                     1,417,994
         72,593  Sanmina Corp. (a)                                    1,819,907
         54,724  ScanSource, Inc. (a)                                 2,089,362
         17,573  SYNNEX Corp.                                         1,215,700
        222,365  TTM Technologies, Inc. (a)                           1,536,542
                                                                 --------------
                                                                     34,151,682
                                                                 --------------
                 ENERGY EQUIPMENT & SERVICES -- 3.1%
         17,455  Basic Energy Services, Inc. (a)                        225,169
         28,169  Bristow Group, Inc.                                  2,081,689
         37,176  C&J Energy Services, Inc. (a)                          717,869
         17,088  Exterran Holdings, Inc.                                672,071
        110,052  Gulf Island Fabrication, Inc.                        2,326,499
         60,380  GulfMark Offshore, Inc., Class A                     1,821,061
         57,834  Hornbeck Offshore Services, Inc. (a)                 1,773,190
         31,392  Matrix Service Co. (a)                                 786,683
         91,296  Newpark Resources, Inc. (a)                          1,043,513
        307,787  Paragon Offshore PLC (a) (b)                         1,498,923
         54,006  Pioneer Energy Services Corp. (a)                      495,775


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 ENERGY EQUIPMENT & SERVICES (CONTINUED)
         25,306  SEACOR Holdings, Inc. (a)                       $    2,086,480
         57,216  Tesco Corp.                                          1,089,393
         34,988  TETRA Technologies, Inc. (a)                           333,436
                                                                 --------------
                                                                     16,951,751
                                                                 --------------
                 FOOD & STAPLES RETAILING -- 1.1%
         30,103  Andersons (The), Inc.                                1,918,464
         21,121  Casey's General Stores, Inc.                         1,729,176
         97,321  SpartanNash Co.                                      2,180,964
                                                                 --------------
                                                                      5,828,604
                                                                 --------------
                 FOOD PRODUCTS -- 1.7%
         41,934  Calavo Growers, Inc.                                 2,035,476
          8,476  Cal-Maine Foods, Inc.                                  744,108
         41,329  Darling Ingredients, Inc. (a)                          727,390
         26,465  Diamond Foods, Inc. (a)                                797,920
         12,139  J&J Snack Foods Corp.                                1,250,681
         21,522  Sanderson Farms, Inc.                                1,807,418
         52,947  Seneca Foods Corp., Class A (a)                      1,423,215
         14,287  Snyder's-Lance, Inc.                                   425,610
                                                                 --------------
                                                                      9,211,818
                                                                 --------------
                 GAS UTILITIES -- 1.4%
         24,476  Laclede Group (The), Inc.                            1,242,647
         22,486  New Jersey Resources Corp.                           1,314,981
         26,881  Northwest Natural Gas Co.                            1,261,525
         33,873  Piedmont Natural Gas Co., Inc. (b)                   1,287,513
         14,189  South Jersey Industries, Inc.                          832,043
         31,172  Southwest Gas Corp.                                  1,810,781
                                                                 --------------
                                                                      7,749,490
                                                                 --------------
                 HEALTH CARE EQUIPMENT & SUPPLIES -- 3.6%
         22,396  Abaxis, Inc.                                         1,179,373
         45,741  ABIOMED, Inc. (a)                                    1,499,847
         17,757  Analogic Corp.                                       1,295,196
         10,326  Anika Therapeutics, Inc. (a)                           414,486
         33,035  Cantel Medical Corp.                                 1,400,684
         10,276  CONMED Corp.                                           431,489
        153,426  CryoLife, Inc.                                       1,574,151
         18,027  Cynosure, Inc., Class A (a)                            455,903
         26,654  Greatbatch, Inc. (a)                                 1,337,764
         10,842  Haemonetics Corp. (a)                                  408,960
         11,798  ICU Medical, Inc. (a)                                  836,478
         30,506  Integra LifeSciences Holdings Corp. (a)              1,559,162
         21,401  Meridian Bioscience, Inc.                              396,774
        127,467  Merit Medical Systems, Inc. (a)                      1,931,125
         51,315  Natus Medical, Inc. (a)                              1,744,710


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 HEALTH CARE EQUIPMENT & SUPPLIES
                    (CONTINUED)
          9,584  Neogen Corp. (a)                                $      420,738
         32,571  NuVasive, Inc. (a)                                   1,332,154
         25,373  West Pharmaceutical Services, Inc.                   1,300,366
                                                                 --------------
                                                                     19,519,360
                                                                 --------------
                 HEALTH CARE PROVIDERS & SERVICES -- 3.5%
         34,074  Air Methods Corp. (a)                                1,609,315
         13,933  Almost Family, Inc. (a)                                410,188
         37,820  AmSurg Corp. (a)                                     2,042,658
         40,476  Bio-Reference Laboratories, Inc. (a)                 1,215,899
          3,679  Chemed Corp.                                           380,262
         21,756  Ensign Group (The), Inc.                               842,392
        112,807  Gentiva Health Services, Inc. (a)                    2,222,298
         92,247  Hanger, Inc. (a)                                     2,207,471
         25,356  IPC Hospitalist (The) Co., Inc. (a)                  1,056,331
         19,515  Kindred Healthcare, Inc.                               424,451
         48,955  LHC Group, Inc. (a)                                  1,192,054
         34,587  Magellan Health, Inc. (a)                            2,093,205
         10,205  MWI Veterinary Supply, Inc. (a)                      1,731,329
         39,126  Providence Service (The) Corp. (a)                   1,728,587
                                                                 --------------
                                                                     19,156,440
                                                                 --------------
                 HEALTH CARE TECHNOLOGY -- 0.6%
          6,585  Computer Programs & Systems, Inc.                      414,723
         15,767  HealthStream, Inc. (a)                                 488,146
         18,271  MedAssets, Inc. (a)                                    395,750
          8,547  Medidata Solutions, Inc. (a)                           385,555
         41,556  Omnicell, Inc. (a)                                   1,342,675
                                                                 --------------
                                                                      3,026,849
                                                                 --------------
                 HOTELS, RESTAURANTS & LEISURE -- 3.5%
          5,570  Biglari Holdings, Inc. (a)                           1,944,821
          7,997  Bob Evans Farms, Inc.                                  390,653
         37,261  Boyd Gaming Corp. (a)                                  430,365
          2,819  Buffalo Wild Wings, Inc. (a)                           420,820
         14,674  Cracker Barrel Old Country Store, Inc.               1,692,646
          9,281  DineEquity, Inc.                                       825,638
         59,618  Interval Leisure Group, Inc.                         1,254,363
         22,206  Jack in the Box, Inc.                                1,577,514
        119,802  Marcus (The) Corp.                                   2,052,208
          5,970  Marriott Vacations Worldwide Corp.                     414,557


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 HOTELS, RESTAURANTS & LEISURE
                    (CONTINUED)
         42,052  Multimedia Games Holding Co., Inc. (a)          $    1,467,615
         18,934  Papa John's International, Inc.                        885,354
         75,444  Pinnacle Entertainment, Inc. (a)                     1,933,630
         70,302  Scientific Games Corp., Class A (a)                    827,455
         50,793  Sonic Corp. (a)                                      1,280,491
         67,991  Texas Roadhouse, Inc.                                1,962,900
                                                                 --------------
                                                                     19,361,030
                                                                 --------------
                 HOUSEHOLD DURABLES -- 2.4%
         66,417  Ethan Allen Interiors, Inc.                          1,879,601
         21,625  Helen of Troy Ltd. (a)                               1,337,506
         95,504  M/I Homes, Inc. (a)                                  2,057,156
         53,321  Meritage Homes Corp. (a)                             1,961,680
         56,947  Ryland Group (The), Inc.                             2,039,272
        252,721  Standard Pacific Corp. (a)                           1,870,135
         38,341  Universal Electronics, Inc. (a)                      2,181,220
                                                                 --------------
                                                                     13,326,570
                                                                 --------------
                 HOUSEHOLD PRODUCTS -- 0.1%
         47,088  Central Garden & Pet Co., Class A (a)                  404,486
                                                                 --------------
                 INSURANCE -- 3.5%
         19,360  AMERISAFE, Inc.                                        807,312
         19,666  Employers Holdings, Inc.                               400,990
         21,037  HCI Group, Inc.                                      1,069,521
         53,115  Horace Mann Educators Corp.                          1,615,227
         17,743  Infinity Property & Casualty Corp.                   1,295,416
        129,429  Meadowbrook Insurance Group, Inc.                      824,463
         24,623  Navigators Group (The), Inc. (a)                     1,676,580
         42,951  ProAssurance Corp.                                   2,009,248
         17,491  RLI Corp.                                              867,379
         28,089  Safety Insurance Group, Inc.                         1,752,192
         68,397  Selective Insurance Group, Inc.                      1,766,011
         38,697  Stewart Information Services Corp.                   1,366,778
         54,530  United Fire Group, Inc.                              1,771,134
        117,117  Universal Insurance Holdings, Inc.                   2,049,547
                                                                 --------------
                                                                     19,271,798
                                                                 --------------
                 INTERNET & CATALOG RETAIL -- 0.4%
         13,260  Blue Nile, Inc. (a)                                    470,730
         73,893  Nutrisystem, Inc.                                    1,244,358
         55,673  PetMed Express, Inc. (b)                               735,440
                                                                 --------------
                                                                      2,450,528
                                                                 --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 INTERNET SOFTWARE & SERVICES -- 2.1%
         41,590  comScore, Inc. (a)                              $    1,752,603
         17,441  Dealertrack Technologies, Inc. (a)                     820,599
        180,706  Dice Holdings, Inc. (a)                              1,801,639
         15,339  j2 Global, Inc.                                        829,686
        137,665  Liquidity Services, Inc. (a)                         1,759,359
        120,280  LivePerson, Inc. (a)                                 1,732,032
         32,869  LogMeIn, Inc. (a)                                    1,579,355
        206,497  Monster Worldwide, Inc. (a)                            797,078
         33,771  XO Group, Inc. (a)                                     429,905
                                                                 --------------
                                                                     11,502,256
                                                                 --------------
                 IT SERVICES -- 3.2%
         26,558  CACI International, Inc., Class A (a)                2,185,458
         32,266  Cardtronics, Inc. (a)                                1,238,692
         43,218  CSG Systems International, Inc.                      1,145,709
         62,036  ExlService Holdings, Inc. (a)                        1,736,388
         20,541  Forrester Research, Inc.                               827,391
         39,667  Heartland Payment Systems, Inc.                      2,048,801
         51,549  iGATE Corp. (a)                                      1,909,890
         18,868  MAXIMUS, Inc.                                          914,343
         94,740  Sykes Enterprises, Inc. (a)                          2,040,700
         61,607  TeleTech Holdings, Inc. (a)                          1,590,077
         42,585  Virtusa Corp. (a)                                    1,745,133
                                                                 --------------
                                                                     17,382,582
                                                                 --------------
                 LIFE SCIENCES TOOLS & SERVICES -- 1.3%
        142,322  Affymetrix, Inc. (a) (b)                             1,282,321
         68,614  Albany Molecular Research, Inc. (a)                  1,595,962
         81,067  Cambrex Corp. (a)                                    1,708,892
         38,828  Luminex Corp. (a)                                      737,732
         30,004  PAREXEL International Corp. (a)                      1,629,517
                                                                 --------------
                                                                      6,954,424
                                                                 --------------
                 MACHINERY -- 3.7%
         49,618  Actuant Corp., Class A                               1,572,394
         22,244  Albany International Corp., Class A                    840,378
         31,142  Astec Industries, Inc.                               1,180,593
         62,370  Barnes Group, Inc.                                   2,280,247
         63,025  Briggs & Stratton Corp.                              1,273,735
          5,623  CIRCOR International, Inc.                             422,568
         21,769  ESCO Technologies, Inc.                                827,657
         28,593  Federal Signal Corp.                                   406,021
         49,023  Hillenbrand, Inc.                                    1,631,976
         26,916  John Bean Technologies Corp.                           806,673
         10,128  Lindsay Corp. (b)                                      888,226


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 MACHINERY (CONTINUED)
         70,080  Lydall, Inc. (a)                                $    2,167,574
         53,060  Mueller Industries, Inc.                             1,722,328
         10,213  Standex International Corp.                            880,871
         11,285  Tennant Co.                                            832,043
         96,085  Titan International, Inc. (b)                        1,014,658
         12,783  Toro (The) Co.                                         789,095
         12,998  Watts Water Technologies, Inc., Class A                788,069
                                                                 --------------
                                                                     20,325,106
                                                                 --------------
                 MARINE -- 0.1%
         15,124  Matson, Inc.                                           430,883
                                                                 --------------
                 MEDIA -- 0.6%
        237,726  Harte-Hanks, Inc.                                    1,547,596
         46,853  Scholastic Corp.                                     1,630,953
                                                                 --------------
                                                                      3,178,549
                                                                 --------------
                 METALS & MINING -- 2.0%
        236,315  AK Steel Holding Corp. (a) (b)                       1,788,905
         19,867  Kaiser Aluminum Corp.                                1,381,750
         49,375  Materion Corp.                                       1,947,844
         73,618  Olympic Steel, Inc.                                  1,481,194
         30,704  RTI International Metals, Inc. (a)                     723,079
         75,564  Stillwater Mining Co. (a)                              992,155
         50,590  SunCoke Energy, Inc. (a)                             1,209,101
         30,282  U.S. Silica Holdings, Inc.                           1,359,662
                                                                 --------------
                                                                     10,883,690
                                                                 --------------
                 MULTILINE RETAIL -- 0.5%
         54,082  Fred's, Inc., Class A                                  849,088
         97,547  Tuesday Morning Corp. (a)                            1,988,983
                                                                 --------------
                                                                      2,838,071
                                                                 --------------
                 MULTI-UTILITIES -- 0.6%
         49,602  Avista Corp.                                         1,758,391
         25,039  NorthWestern Corp.                                   1,323,061
                                                                 --------------
                                                                      3,081,452
                                                                 --------------
                 OIL, GAS & CONSUMABLE FUELS -- 2.3%
        130,545  Approach Resources, Inc. (a) (b)                     1,292,395
         14,069  Carrizo Oil & Gas, Inc. (a)                            730,744
        119,992  Cloud Peak Energy, Inc. (a)                          1,436,304
         81,328  Comstock Resources, Inc.                               962,924
         45,557  Contango Oil & Gas Co. (a)                           1,666,019
         40,501  Green Plains, Inc.                                   1,385,134
         26,623  Northern Oil and Gas, Inc. (a) (b)                     300,840
        119,144  Penn Virginia Corp. (a)                              1,021,064
        202,087  PetroQuest Energy, Inc. (a)                            949,809


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 OIL, GAS & CONSUMABLE FUELS (CONTINUED)
        157,741  Swift Energy Co. (a) (b)                        $    1,080,526
        124,226  Synergy Resources Corp. (a)                          1,514,315
                                                                 --------------
                                                                     12,340,074
                                                                 --------------
                 PAPER & FOREST PRODUCTS -- 1.8%
         25,121  Boise Cascade Co. (a)                                  905,863
         25,191  Clearwater Paper Corp. (a)                           1,621,041
         18,224  Deltic Timber Corp.                                  1,186,200
         54,140  KapStone Paper & Packaging Corp. (a)                 1,665,347
         21,236  Neenah Paper, Inc.                                   1,295,608
         86,236  P.H. Glatfelter Co.                                  2,175,734
         18,328  Schweitzer-Mauduit International, Inc.                 789,204
                                                                 --------------
                                                                      9,638,997
                                                                 --------------
                 PERSONAL PRODUCTS -- 0.1%
         23,063  Medifast, Inc. (a)                                     732,020
                                                                 --------------
                 PHARMACEUTICALS -- 1.6%
         52,189  Akorn, Inc. (a)                                      2,325,020
        124,615  Depomed, Inc. (a)                                    1,919,071
         33,150  Lannett Co., Inc. (a)                                1,880,268
         23,391  Prestige Brands Holdings, Inc. (a)                     828,509
         60,865  Sagent Pharmaceuticals, Inc. (a)                     1,925,769
                                                                 --------------
                                                                      8,878,637
                                                                 --------------
                 PROFESSIONAL SERVICES -- 1.5%
        104,290  CDI Corp.                                            1,792,745
          5,340  Exponent, Inc.                                         426,239
         18,432  Heidrick & Struggles International, Inc.               383,754
        120,797  Kelly Services, Inc., Class A                        2,129,651
         60,816  Korn/Ferry International (a)                         1,698,591
         27,157  Resources Connection, Inc.                             420,119
         44,961  TrueBlue, Inc. (a)                                   1,111,436
                                                                 --------------
                                                                      7,962,535
                                                                 --------------
                 REAL ESTATE INVESTMENT TRUSTS -- 3.9%
         41,180  Acadia Realty Trust                                  1,284,816
         13,828  Agree Realty Corp.                                     423,275
         11,482  American Assets Trust, Inc.                            440,220
        108,103  Associated Estates Realty Corp.                      2,111,252
         43,102  Aviv REIT, Inc.                                      1,453,830
        123,719  Capstead Mortgage Corp.                              1,572,469
         51,949  Chesapeake Lodging Trust                             1,716,395
         34,553  CoreSite Realty Corp.                                1,279,152
         59,713  DiamondRock Hospitality Co.                            856,882
          6,247  EastGroup Properties, Inc.                             430,168


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
        110,481  Education Realty Trust, Inc.                    $    1,244,016
         14,941  EPR Properties                                         838,190
          9,904  Geo Group (The), Inc.                                  395,566
         44,538  Getty Realty Corp.                                     828,852
         17,279  Government Properties Income Trust                     394,307
         38,202  Inland Real Estate Corp.                               405,323
         10,262  LTC Properties, Inc.                                   430,388
         30,878  Medical Properties Trust, Inc.                         416,544
         40,317  Parkway Properties, Inc.                               808,356
         14,748  Post Properties, Inc.                                  825,003
         51,507  Retail Opportunity Investments Corp.                   841,624
          8,101  Saul Centers, Inc.                                     445,150
         10,183  Sovran Self Storage, Inc.                              866,471
         11,571  Tanger Factory Outlet Centers, Inc.                    413,895
         18,650  Urstadt Biddle Properties, Inc., Class A               403,400
                                                                 --------------
                                                                     21,125,544
                                                                 --------------
                 REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
         42,728  Forestar Group, Inc. (a)                               745,604
                                                                 --------------
                 ROAD & RAIL -- 1.8%
         40,598  ArcBest Corp.                                        1,571,142
         77,856  Celadon Group, Inc.                                  1,515,078
         79,001  Heartland Express, Inc.                              1,986,085
         69,108  Knight Transportation, Inc.                          2,022,100
         49,836  Roadrunner Transportation Systems, Inc. (a)          1,027,120
         38,195  Saia, Inc. (a)                                       1,872,319
                                                                 --------------
                                                                      9,993,844
                                                                 --------------
                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                    -- 3.0%
         60,443  Advanced Energy Industries, Inc. (a)                 1,195,562
         36,021  Brooks Automation, Inc.                                444,139
         18,266  Cabot Microelectronics Corp. (a)                       880,969
         72,630  Cirrus Logic, Inc. (a)                               1,401,759
         63,308  Diodes, Inc. (a)                                     1,635,246
        128,043  DSP Group, Inc. (a)                                  1,240,737
        106,417  Kulicke & Soffa Industries, Inc. (a)                 1,534,533
         44,696  Microsemi Corp. (a)                                  1,165,225
         22,682  MKS Instruments, Inc.                                  825,625
         34,378  Monolithic Power Systems, Inc.                       1,519,164


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 SEMICONDUCTORS & SEMICONDUCTOR
                    EQUIPMENT (CONTINUED)
         77,737  Pericom Semiconductor Corp. (a)                 $      849,665
          7,023  Power Integrations, Inc.                               353,678
         20,688  Synaptics, Inc. (a)                                  1,415,680
         71,214  Tessera Technologies, Inc.                           2,164,193
                                                                 --------------
                                                                     16,626,175
                                                                 --------------
                 SOFTWARE -- 2.8%
         28,907  Blackbaud, Inc.                                      1,286,361
        133,489  Ebix, Inc. (b)                                       1,968,963
        107,796  EPIQ Systems, Inc.                                   1,729,048
         33,984  Manhattan Associates, Inc. (a)                       1,363,098
          8,680  MicroStrategy, Inc., Class A (a)                     1,396,438
         13,369  Monotype Imaging Holdings, Inc.                        382,487
         41,329  NetScout Systems, Inc. (a)                           1,523,387
         15,833  Progress Software Corp. (a)                            410,075
         41,347  Synchronoss Technologies, Inc. (a)                   2,136,399
         82,050  Take-Two Interactive Software, Inc. (a)              2,170,223
          8,566  Tyler Technologies, Inc. (a)                           958,707
                                                                 --------------
                                                                     15,325,186
                                                                 --------------
                 SPECIALTY RETAIL -- 5.9%
         38,356  Barnes & Noble, Inc. (a)                               836,928
        202,016  Big 5 Sporting Goods Corp.                           2,486,817
         41,863  Brown Shoe Co., Inc.                                 1,113,137
         25,022  Buckle (The), Inc. (b)                               1,234,335
         32,959  Cato (The) Corp., Class A                            1,175,648
         31,772  Children's Place (The), Inc.                         1,564,771
         38,279  Christopher & Banks Corp. (a)                          249,962
         75,625  Finish Line (The), Inc., Class A                     2,001,794
         15,194  Genesco, Inc. (a)                                    1,165,228
         10,414  Group 1 Automotive, Inc.                               889,668
         86,870  Haverty Furniture Cos., Inc.                         1,912,009
         26,642  Hibbett Sports, Inc. (a)                             1,209,280
         20,007  Lithia Motors, Inc., Class A                         1,552,943
        112,338  MarineMax, Inc. (a)                                  2,153,519
         24,051  Men's Wearhouse (The), Inc.                          1,131,119
          7,800  Monro Muffler Brake, Inc.                              416,832
         20,245  Outerwall, Inc. (a) (b)                              1,280,901
        169,955  Pep Boys-Manny, Moe & Jack (The) (a)                 1,619,671
         54,289  Select Comfort Corp. (a)                             1,394,684
         46,337  Sonic Automotive, Inc., Class A                      1,153,328
         88,504  Stage Stores, Inc.                                   1,493,062
         98,331  Stein Mart, Inc.                                     1,315,669
         17,057  Vitamin Shoppe, Inc. (a)                               800,485


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 SPECIALTY RETAIL (CONTINUED)
         53,889  Zumiez, Inc. (a)                                $    1,798,815
                                                                 --------------
                                                                     31,950,605
                                                                 --------------
                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
                    -- 0.3%
         34,283  Electronics For Imaging, Inc. (a)                    1,567,419
                                                                 --------------
                 TEXTILES, APPAREL & LUXURY GOODS -- 0.8%
         22,844  G-III Apparel Group Ltd. (a)                         1,812,671
         12,414  Oxford Industries, Inc.                                760,358
          7,101  Skechers U.S.A., Inc., Class A (a)                     388,780
         11,747  Steven Madden Ltd. (a)                                 368,268
         30,215  Wolverine World Wide, Inc.                             820,035
                                                                 --------------
                                                                      4,150,112
                                                                 --------------
                 THRIFTS & MORTGAGE FINANCE -- 0.9%
         59,060  Bank Mutual Corp.                                      389,205
         10,414  BofI Holding, Inc. (a)                                 802,086
        132,835  Brookline Bancorp, Inc.                              1,273,888
         52,581  Dime Community Bancshares, Inc.                        828,151
         31,287  Northwest Bancshares, Inc.                             401,412
         46,253  Provident Financial Services, Inc.                     843,192
         58,786  TrustCo Bank Corp.                                     429,138
                                                                 --------------
                                                                      4,967,072
                                                                 --------------
                 TRADING COMPANIES & DISTRIBUTORS -- 1.0%
         78,381  Aceto Corp.                                          1,782,384
         24,879  Applied Industrial Technologies, Inc.                1,214,344
         10,276  DXP Enterprises, Inc. (a)                              681,196
         28,900  Kaman Corp.                                          1,244,434
          7,562  Veritiv Corp. (a)                                      341,122
                                                                 --------------
                                                                      5,263,480
                                                                 --------------
                 WATER UTILITIES -- 0.2%
         24,890  American States Water Co.                              890,564
                                                                 --------------

                 WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
         35,580  NTELOS Holdings Corp. (b)                              358,646
        145,495  Spok Holdings, Inc.                                  2,362,839
                                                                 --------------
                                                                      2,721,485
                                                                 --------------
                 TOTAL COMMON STOCKS -- 100.0%                      545,834,830
                 (Cost $505,302,755)                             --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 MONEY MARKET FUNDS -- 0.3%
      1,349,795  Goldman Sachs Financial Square
                    Treasury Obligations Fund -
                    Institutional Class
                    - 0.01% (c) (d)                              $    1,349,795
        286,964  Morgan Stanley Institutional
                    Liquidity Fund - Treasury
                    Portfolio - Institutional
                    Class - 0.03% (c)                                   286,964
                                                                 --------------
                 TOTAL MONEY MARKET FUNDS -- 0.3%                     1,636,759
                 (Cost $1,636,759)                               --------------

   PRINCIPAL
     VALUE
---------------

                 REPURCHASE AGREEMENTS -- 2.5%
    $ 1,361,819  JPMorgan Chase & Co., 0.08%
                    (c), dated 10/31/14, due 11/03/14, with
                    a maturity value of $1,361,829.
                    Collateralized by U.S. Treasury Note,
                    interest rate of 0.750%, due 12/31/17. The
                    value of the collateral including accrued
                    interest is $1,392,641. (d)                       1,361,819
     12,528,740  RBC Capital Markets LLC, 0.08%
                    (c), dated 10/31/14, due 11/03/14, with
                    a maturity value of $12,528,824.
                    Collateralized by U.S. Treasury Notes,
                    interest rates of 0.250% to 1.250%,
                    due 11/30/15 to 11/30/18. The value of
                    the collateral including accrued
                    interest is $12,803,229. (d)                     12,528,740
                                                                 --------------
                 TOTAL REPURCHASE AGREEMENTS -- 2.5%                 13,890,559
                 (Cost $13,890,559)                              --------------

                 TOTAL INVESTMENTS -- 102.8%                        561,362,148
                 (Cost $520,830,073) (e)
                 NET OTHER ASSETS AND
                    LIABILITIES -- (2.8)%                           (15,462,103)
                                                                 --------------
                 NET ASSETS -- 100.0%                            $  545,900,045
                                                                 ==============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $15,125,215 and the total value of the collateral held by the Fund is $15,240,354.

(c)   Interest rate shown reflects yield as of October 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $57,212,511 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $16,680,436.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1              LEVEL 2           LEVEL 3
-------------------------------------------------------------------------------
Common Stocks*             $    545,834,830      $          --      $        --
Money Market Funds                1,636,759                 --               --
Repurchase Agreements                    --         13,890,559               --
                           ----------------------------------------------------
Total Investments          $    547,471,589      $  13,890,559      $        --
                           ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS -- 99.9%
                 AEROSPACE & DEFENSE -- 2.1%
         77,729  L-3 Communications Holdings, Inc.               $    9,440,964
         70,149  Northrop Grumman Corp.                               9,677,756
         45,472  Raytheon Co.                                         4,723,632
         21,877  United Technologies Corp.                            2,340,839
                                                                 --------------
                                                                     26,183,191
                                                                 --------------
                 AUTO COMPONENTS -- 0.4%
         75,349  Delphi Automotive PLC                                5,197,574
                                                                 --------------

                 AUTOMOBILES -- 1.4%
        624,970  Ford Motor Co.                                       8,805,828
        289,383  General Motors Co.                                   9,086,626
                                                                 --------------
                                                                     17,892,454
                                                                 --------------
                 BANKS -- 2.4%
         62,087  BB&T Corp.                                           2,351,856
         44,604  Citigroup, Inc.                                      2,387,652
         76,712  JPMorgan Chase & Co.                                 4,639,542
         18,750  M&T Bank Corp.                                       2,290,875
         81,024  PNC Financial Services Group (The), Inc.             6,999,663
        460,345  Regions Financial Corp.                              4,571,226
         55,252  U.S. Bancorp                                         2,353,735
         44,564  Wells Fargo & Co.                                    2,365,903
         79,520  Zions Bancorporation                                 2,303,694

                                                                 --------------
                                                                     30,264,146
                                                                 --------------
                 BEVERAGES -- 0.4%
         62,071  Molson Coors Brewing Co., Class B                    4,616,841
                                                                 --------------

                 CAPITAL MARKETS -- 1.3%
        119,346  Bank of New York Mellon (The) Corp.                  4,621,077
         37,761  Goldman Sachs Group (The), Inc.                      7,174,212
         45,181  Legg Mason, Inc.                                     2,349,412
         66,824  Morgan Stanley                                       2,335,499
                                                                 --------------
                                                                     16,480,200
                                                                 --------------
                 CHEMICALS -- 1.9%
         41,371  CF Industries Holdings, Inc.                        10,756,460
         88,147  Dow Chemical (The) Co.                               4,354,462
        156,102  Mosaic (The) Co.                                     6,916,879
         17,898  Praxair, Inc.                                        2,254,969
                                                                 --------------
                                                                     24,282,770
                                                                 --------------
                 COMMERCIAL SERVICES & SUPPLIES -- 1.5%
        260,687  ADT (The) Corp.                                      9,343,022


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMERCIAL SERVICES & SUPPLIES
                 (CONTINUED)
        236,882  Republic Services, Inc.                         $    9,096,269
                                                                 --------------
                                                                     18,439,291
                                                                 --------------
                 COMMUNICATIONS EQUIPMENT -- 1.6%
        275,443  Cisco Systems, Inc.                                  6,740,090
        139,195  Harris Corp.                                         9,687,972
        208,645  Juniper Networks, Inc.                               4,396,150
                                                                 --------------
                                                                     20,824,212
                                                                 --------------
                 CONSTRUCTION & ENGINEERING -- 0.7%
         69,177  Fluor Corp.                                          4,589,202
         94,678  Jacobs Engineering Group, Inc. (a)                   4,492,471
                                                                 --------------
                                                                      9,081,673
                                                                 --------------
                 CONSUMER FINANCE -- 1.0%
         84,929  Capital One Financial Corp.                          7,029,573
        260,963  Navient Corp.                                        5,161,848
                                                                 --------------
                                                                     12,191,421
                                                                 --------------
                 CONTAINERS & PACKAGING -- 1.9%
         51,760  Avery Dennison Corp.                                 2,424,956
        243,128  Bemis Co., Inc.                                      9,353,134
        169,313  MeadWestvaco Corp.                                   7,478,556
        177,408  Owens-Illinois, Inc. (a)                             4,571,804
                                                                 --------------
                                                                     23,828,450
                                                                 --------------
                 DIVERSIFIED CONSUMER SERVICES -- 0.2%
         74,537  H&R Block, Inc.                                      2,408,291
                                                                 --------------
                 DIVERSIFIED FINANCIAL SERVICES -- 0.6%
        163,406  NASDAQ OMX Group (The), Inc.                         7,068,944
                                                                 --------------
                 DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 2.0%
        327,886  AT&T, Inc.                                          11,423,548
        169,547  CenturyLink, Inc.                                    7,032,810
      1,064,905  Frontier Communications Corp.                        6,964,479
                                                                 --------------
                                                                     25,420,837
                                                                 --------------
                 ELECTRIC UTILITIES -- 8.8%
        177,058  American Electric Power Co., Inc.                   10,329,564
         92,703  Duke Energy Corp.                                    7,615,551
        165,310  Edison International                                10,345,100
        119,534  Entergy Corp.                                       10,043,247
        271,131  Exelon Corp.                                         9,920,683
        275,326  FirstEnergy Corp.                                   10,280,673


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 ELECTRIC UTILITIES (CONTINUED)
         49,245  NextEra Energy, Inc.                            $    4,935,334
        156,502  Northeast Utilities                                  7,723,374
        259,070  Pepco Holdings, Inc.                                 7,082,974
        169,161  Pinnacle West Capital Corp.                         10,398,327
        140,736  PPL Corp.                                            4,924,352
        158,834  Southern (The) Co.                                   7,363,544
        304,051  Xcel Energy, Inc.                                   10,176,587
                                                                 --------------
                                                                    111,139,310
                                                                 --------------
                 ELECTRICAL EQUIPMENT -- 0.8%
        109,408  Eaton Corp. PLC                                      7,482,413
         36,938  Emerson Electric Co.                                 2,366,248
                                                                 --------------
                                                                      9,848,661
                                                                 --------------
                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                    -- 2.1%
        477,922  Corning, Inc.                                        9,763,947
        343,723  Jabil Circuit, Inc.                                  7,200,997
        167,186  TE Connectivity Ltd.                                10,220,080
                                                                 --------------
                                                                     27,185,024
                                                                 --------------
                 ENERGY EQUIPMENT & SERVICES -- 5.8%
        142,067  Baker Hughes, Inc.                                   7,523,868
         34,809  Cameron International Corp. (a)                      2,072,876
        337,135  Diamond Offshore Drilling, Inc.                     12,713,361
        223,761  Ensco PLC, Class A                                   9,082,459
        507,660  Nabors Industries Ltd.                               9,061,731
        151,838  National Oilwell Varco, Inc.                        11,029,512
        519,999  Noble Corp. PLC                                     10,878,379
        361,424  Transocean Ltd.                                     10,781,278
                                                                 --------------
                                                                     73,143,464
                                                                 --------------
                 FOOD & STAPLES RETAILING -- 1.5%
         58,084  CVS Health Corp.                                     4,984,188
         44,423  Kroger (The) Co.                                     2,474,805
         77,963  Walgreen Co.                                         5,006,784
         60,452  Wal-Mart Stores, Inc.                                4,610,674
         60,638  Whole Foods Market, Inc.                             2,384,893
                                                                 --------------
                                                                     19,461,344
                                                                 --------------
                 FOOD PRODUCTS -- 2.0%
         90,461  Archer-Daniels-Midland Co.                           4,251,667
         46,679  JM Smucker (The) Co.                                 4,854,616
         75,013  Kellogg Co.                                          4,797,832
        293,469  Tyson Foods, Inc., Class A                          11,841,474
                                                                 --------------
                                                                     25,745,589
                                                                 --------------


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 GAS UTILITIES -- 1.0%
        225,050  AGL Resources, Inc.                             $   12,132,446
                                                                 --------------
                 HEALTH CARE EQUIPMENT & SUPPLIES -- 0.6%
         50,675  DENTSPLY International, Inc.                         2,572,770
         45,963  Zimmer Holdings, Inc.                                5,112,924
                                                                 --------------
                                                                      7,685,694
                                                                 --------------
                 HEALTH CARE PROVIDERS & SERVICES -- 3.1%
         85,576  Aetna, Inc.                                          7,060,876
         17,732  Humana, Inc.                                         2,462,088
         45,418  Laboratory Corp. of America Holdings (a)             4,963,733
        190,402  Quest Diagnostics, Inc.                             12,082,911
         53,586  UnitedHealth Group, Inc.                             5,091,206
         57,940  WellPoint, Inc.                                      7,340,419
                                                                 --------------
                                                                     39,001,233
                                                                 --------------
                 HOTELS, RESTAURANTS & LEISURE -- 0.5%
        115,041  Carnival Corp.                                       4,618,896
         24,359  McDonald's Corp.                                     2,283,169
                                                                 --------------
                                                                      6,902,065
                                                                 --------------
                 HOUSEHOLD DURABLES -- 3.0%
        225,211  D.R. Horton, Inc.                                    5,132,559
        133,329  Garmin Ltd.                                          7,397,093
         59,511  Lennar Corp., Class A                                2,563,734
        654,268  PulteGroup, Inc.                                    12,555,403
         63,472  Whirlpool Corp.                                     10,920,357
                                                                 --------------
                                                                     38,569,146
                                                                 --------------
                 INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                    PRODUCERS -- 0.4%
        151,611  NRG Energy, Inc.                                     4,545,298
                                                                 --------------
                 INDUSTRIAL CONGLOMERATES -- 0.4%
        180,384  General Electric Co.                                 4,655,711
                                                                 --------------
                 INSURANCE -- 7.2%
         88,155  ACE Ltd.                                             9,635,342
        119,011  Aflac, Inc.                                          7,108,527
         75,314  Allstate (The) Corp.                                 4,884,113
        213,883  American International Group, Inc.                  11,457,712
        143,752  Assurant, Inc.                                       9,806,761
        101,475  Chubb (The) Corp.                                   10,082,556
        529,182  Genworth Financial, Inc., Class A (a)                7,403,256
         62,024  Hartford Financial Services Group (The), Inc.        2,454,910


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 INSURANCE (CONTINUED)
         43,015  MetLife, Inc.                                   $    2,333,134
        182,803  Progressive (The) Corp.                              4,827,827
        123,003  Travelers (The) Cos., Inc.                          12,398,702
        268,839  Unum Group                                           8,995,353
                                                                 --------------
                                                                     91,388,193
                                                                 --------------
                 IT SERVICES -- 2.9%
        188,957  Computer Sciences Corp.                             11,413,003
         24,334  International Business Machines Corp.                4,000,509
        165,384  Teradata Corp. (a)                                   6,999,051
        144,083  Western Union (The) Co.                              2,443,648
        873,346  Xerox Corp.                                         11,598,035
                                                                 --------------
                                                                     36,454,246
                                                                 --------------
                 LEISURE PRODUCTS -- 0.9%
        376,973  Mattel, Inc.                                        11,712,551
                                                                 --------------
                 MACHINERY -- 3.5%
         46,661  Caterpillar, Inc.                                    4,731,892
         70,040  Cummins, Inc.                                       10,238,447
        112,723  Deere & Co.                                          9,642,325
         86,319  Dover Corp.                                          6,857,181
         60,728  Parker Hannifin Corp.                                7,714,278
         35,289  Pentair PLC                                          2,366,128
         26,019  Stanley Black & Decker, Inc.                         2,436,419
                                                                 --------------
                                                                     43,986,670
                                                                 --------------
                 MEDIA -- 0.6%
        233,666  Gannett Co., Inc.                                    7,360,479
                                                                 --------------
                 METALS & MINING -- 0.9%
        353,889  Freeport-McMoRan, Inc.                              10,085,836
        100,246  Newmont Mining Corp.                                 1,880,615
                                                                 --------------
                                                                     11,966,451
                                                                 --------------
                 MULTILINE RETAIL -- 1.5%
        189,302  Kohl's Corp.                                        10,263,954
        119,146  Macy's, Inc.                                         6,889,022
         36,882  Target Corp.                                         2,280,045
                                                                 --------------
                                                                     19,433,021
                                                                 --------------
                 MULTI-UTILITIES -- 8.4%
        241,134  Ameren Corp.                                        10,209,613
        188,884  CenterPoint Energy, Inc.                             4,637,102
        233,740  CMS Energy Corp.                                     7,636,286
        203,914  Consolidated Edison, Inc.                           12,919,991
        121,486  DTE Energy Co.                                       9,981,290
        142,597  Integrys Energy Group, Inc.                         10,363,950
         56,399  NiSource, Inc.                                       2,372,142
        153,908  PG&E Corp.                                           7,744,651


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 MULTI-UTILITIES (CONTINUED)
        248,193  Public Service Enterprise Group, Inc.           $   10,252,853
        186,309  SCANA Corp.                                         10,226,501
         21,920  Sempra Energy                                        2,411,200
        531,843  TECO Energy, Inc.                                   10,429,441
        161,232  Wisconsin Energy Corp.                               8,006,781
                                                                 --------------
                                                                    107,191,801
                                                                 --------------
                 OIL, GAS & CONSUMABLE FUELS -- 12.8%
        123,089  Apache Corp.                                         9,502,471
        502,564  Chesapeake Energy Corp.                             11,146,870
         96,819  Chevron Corp.                                       11,613,439
         91,315  Cimarex Energy Co.                                  10,379,776
        150,983  ConocoPhillips                                      10,893,423
        614,988  Denbury Resources, Inc.                              7,625,851
        135,567  Devon Energy Corp.                                   8,134,020
        122,868  Exxon Mobil Corp.                                   11,882,564
        122,501  Hess Corp.                                          10,389,310
        307,381  Marathon Oil Corp.                                  10,881,287
        203,038  Murphy Oil Corp.                                    10,840,199
        120,168  Occidental Petroleum Corp.                          10,686,540
         85,270  Phillips 66                                          6,693,695
        150,155  QEP Resources, Inc.                                  3,764,386
        330,580  Southwestern Energy Co. (a)                         10,747,156
         75,802  Tesoro Corp.                                         5,413,021
        249,715  Valero Energy Corp.                                 12,508,224
                                                                 --------------
                                                                    163,102,232
                                                                 --------------
                 PAPER & FOREST PRODUCTS -- 0.2%
         48,398  International Paper Co.                              2,449,907
                                                                 --------------
                 PHARMACEUTICALS -- 0.4%
        156,284  Pfizer, Inc.                                         4,680,706
                                                                 --------------
                 ROAD & RAIL -- 0.5%
         77,061  Ryder System, Inc.                                   6,817,587
                                                                 --------------
                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                    -- 2.0%
         46,683  Analog Devices, Inc.                                 2,316,411
        331,811  Intel Corp.                                         11,284,892
        375,750  NVIDIA Corp.                                         7,342,155
         48,446  Texas Instruments, Inc.                              2,405,828
         54,579  Xilinx, Inc.                                         2,427,674
                                                                 --------------
                                                                     25,776,960
                                                                 --------------
                 SOFTWARE -- 1.9%
        330,842  CA, Inc.                                             9,614,268
        181,081  Oracle Corp.                                         7,071,213


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 SOFTWARE (CONTINUED)
        294,890  Symantec Corp.                                  $    7,319,170
                                                                 --------------
                                                                     24,004,651
                                                                 --------------
                 SPECIALTY RETAIL -- 4.5%
         45,933  AutoNation, Inc. (a)                                 2,630,123
        343,979  Best Buy Co., Inc.                                  11,743,443
        280,438  GameStop Corp., Class A                             11,991,529
        166,276  Gap (The), Inc.                                      6,300,198
         98,912  PetSmart, Inc.                                       7,156,283
        954,885  Staples, Inc.                                       12,107,942
        188,909  Urban Outfitters, Inc. (a)                           5,735,277
                                                                 --------------
                                                                     57,664,795
                                                                 --------------
                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS --
                    0.9%
         78,973  EMC Corp.                                            2,268,894
        260,578  Hewlett-Packard Co.                                  9,349,539
                                                                 --------------
                                                                     11,618,433
                                                                 --------------
                 TEXTILES, APPAREL & LUXURY GOODS -- 1.2%
        324,471  Coach, Inc.                                         11,155,313
         28,070  Ralph Lauren Corp.                                   4,627,059
                                                                 --------------

                                                                     15,782,372
                                                                 --------------
                 THRIFTS & MORTGAGE FINANCE -- 0.2%
        159,694  People's United Financial, Inc.                      2,334,726
                                                                 --------------

                 TOTAL COMMON STOCKS -- 99.9%                     1,267,921,061
                 (Cost $1,211,258,980)

                 MONEY MARKET FUNDS -- 0.1%
      1,306,533  Morgan Stanley Institutional Liquidity Fund -
                    Treasury Portfolio - Institutional Class -
                    0.03% (b)                                         1,306,533
                 (Cost $1,306,533)                               --------------

                 TOTAL INVESTMENTS -- 100.0%                      1,269,227,594
                 (Cost $1,212,565,513) (c)
                 NET OTHER ASSETS AND
                    LIABILITIES -- 0.0%                                 328,824
                                                                 --------------
                 NET ASSETS -- 100.0%                            $1,269,556,418
                                                                 ==============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of October 31, 2014.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $90,978,818 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $34,316,737.


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1              LEVEL 2           LEVEL 3
-------------------------------------------------------------------------------
Common Stocks*             $  1,267,921,061       $        --       $        --
Money Market Funds                1,306,533                --                --
                           ----------------------------------------------------
Total Investments          $  1,269,227,594       $        --       $        --
                           ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS -- 100.0%
                 AEROSPACE & DEFENSE -- 3.3%
         17,124  Boeing (The) Co.                                $    2,138,959
         28,607  General Dynamics Corp.                               3,998,114
         15,619  Honeywell International, Inc.                        1,501,298
         19,889  Lockheed Martin Corp.                                3,790,247
         18,528  Rockwell Collins, Inc.                               1,559,131
         40,407  Textron, Inc.                                        1,678,103
                                                                 --------------
                                                                     14,665,852
                                                                 --------------
                 AIR FREIGHT & LOGISTICS -- 1.0%
         22,519  FedEx Corp.                                          3,769,680
          7,214  United Parcel Service, Inc., Class B                   756,821
                                                                 --------------
                                                                      4,526,501
                                                                 --------------
                 AIRLINES -- 1.6%
         80,456  Delta Air Lines, Inc.                                3,236,745
        107,659  Southwest Airlines Co.                               3,712,082
                                                                 --------------
                                                                      6,948,827
                                                                 --------------
                 BEVERAGES -- 3.2%
          7,858  Brown-Forman Corp., Class B                            728,201
         16,620  Coca-Cola (The) Co.                                    696,046
         33,369  Constellation Brands, Inc., Class A (a)              3,054,598
         45,228  Dr Pepper Snapple Group, Inc.                        3,132,039
         39,659  Monster Beverage Corp. (a)                           4,000,800
         23,435  PepsiCo, Inc.                                        2,253,744
                                                                 --------------
                                                                     13,865,428
                                                                 --------------
                 BIOTECHNOLOGY -- 5.0%
         17,538  Alexion Pharmaceuticals, Inc. (a)                    3,356,072
         20,709  Amgen, Inc.                                          3,358,586
          8,793  Biogen Idec, Inc. (a)                                2,823,256
         30,689  Celgene Corp. (a)                                    3,286,485
         34,153  Gilead Sciences, Inc. (a)                            3,825,136
          8,067  Regeneron Pharmaceuticals, Inc. (a)                  3,176,139
         19,423  Vertex Pharmaceuticals, Inc. (a)                     2,187,807
                                                                 --------------
                                                                     22,013,481
                                                                 --------------
                 BUILDING PRODUCTS -- 0.8%
        151,992  Masco Corp.                                          3,354,463
                                                                 --------------
                 CAPITAL MARKETS -- 3.2%
          3,538  Affiliated Managers Group, Inc. (a)                    706,857
         29,466  Ameriprise Financial, Inc.                           3,717,725
          4,431  BlackRock, Inc.                                      1,511,458
         98,965  Charles Schwab (The) Corp.                           2,837,327
         31,383  E*TRADE Financial Corp. (a)                            699,841
         73,672  Invesco Ltd.                                         2,981,506
         19,757  State Street Corp.                                   1,490,863
                                                                 --------------
                                                                     13,945,577
                                                                 --------------


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 CHEMICALS -- 3.9%
         11,171  Air Products & Chemicals, Inc.                  $    1,504,287
          6,408  Airgas, Inc.                                           714,748
         30,398  E.I. du Pont de Nemours & Co.                        2,102,022
         18,997  Ecolab, Inc.                                         2,113,036
         33,461  LyondellBasell Industries N.V., Class A              3,066,031
          7,393  PPG Industries, Inc.                                 1,505,880
         13,283  Sherwin-Williams (The) Co.                           3,049,246
         21,384  Sigma-Aldrich Corp.                                  2,906,300
                                                                 --------------
                                                                     16,961,550
                                                                 --------------
                 COMMERCIAL SERVICES & SUPPLIES -- 2.0%
         51,505  Cintas Corp.                                         3,772,226
         28,371  Pitney Bowes, Inc.                                     701,898
          6,082  Stericycle, Inc. (a)                                   766,332
         32,627  Tyco International Ltd.                              1,400,677
         45,895  Waste Management, Inc.                               2,243,807
                                                                 --------------
                                                                      8,884,940
                                                                 --------------
                 COMMUNICATIONS EQUIPMENT -- 0.7%
         24,495  F5 Networks, Inc. (a)                                3,012,395
                                                                 --------------
                 CONSTRUCTION & ENGINEERING -- 0.8%
        100,184  Quanta Services, Inc. (a)                            3,414,271
                                                                 --------------
                 CONSTRUCTION MATERIALS -- 0.5%
         16,917  Martin Marietta Materials, Inc.                      1,977,936
                                                                 --------------
                 CONSUMER FINANCE -- 0.5%
         33,879  Discover Financial Services                          2,160,803
                                                                 --------------
                 CONTAINERS & PACKAGING -- 1.4%
         45,972  Ball Corp.                                           2,961,976
         83,386  Sealed Air Corp.                                     3,022,742
                                                                 --------------
                                                                      5,984,718
                                                                 --------------
                 DISTRIBUTORS -- 0.6%
         24,871  Genuine Parts Co.                                    2,414,477
                                                                 --------------
                 DIVERSIFIED FINANCIAL SERVICES -- 1.4%
          3,637  Intercontinental Exchange, Inc.                        757,551
         25,832  McGraw Hill Financial, Inc.                          2,337,279
         30,778  Moody's Corp.                                        3,054,101
                                                                 --------------
                                                                      6,148,931
                                                                 --------------
                 DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
         29,090  Verizon Communications, Inc.                         1,461,773
                                                                 --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                    -- 0.7%
         58,252  Amphenol Corp., Class A                         $    2,946,386
                                                                 --------------
                 ENERGY EQUIPMENT & SERVICES -- 0.7%
         13,056  FMC Technologies, Inc. (a)                             731,658
         33,817  Halliburton Co.                                      1,864,669
          6,974  Schlumberger Ltd.                                      688,055
                                                                 --------------
                                                                      3,284,382
                                                                 --------------
                 FOOD & STAPLES RETAILING -- 0.2%
         20,668  Safeway, Inc.                                          720,486
                                                                 --------------
                 FOOD PRODUCTS -- 2.2%
         56,599  Hormel Foods Corp.                                   3,051,252
         22,351  Keurig Green Mountain, Inc.                          3,391,764
         30,227  Mead Johnson Nutrition Co.                           3,001,844
                                                                 --------------
                                                                      9,444,860
                                                                 --------------
                 HEALTH CARE EQUIPMENT & SUPPLIES -- 2.9%
          9,877  Baxter International, Inc.                             692,773
          4,966  C. R. Bard, Inc.                                       814,275
         64,278  CareFusion Corp. (a)                                 3,687,629
         16,811  Covidien PLC                                         1,554,009
         35,593  Edwards Lifesciences Corp. (a)                       4,303,905
          1,536  Intuitive Surgical, Inc. (a)                           761,549
          8,781  Stryker Corp.                                          768,601
                                                                 --------------
                                                                     12,582,741
                                                                 --------------
                 HEALTH CARE PROVIDERS & SERVICES -- 5.0%
         47,034  AmerisourceBergen Corp.                              4,017,174
         32,073  Cigna Corp.                                          3,193,508
         49,710  DaVita HealthCare Partners, Inc. (a)                 3,880,860
         18,675  McKesson Corp.                                       3,798,682
         61,216  Tenet Healthcare Corp. (a)                           3,431,157
         34,793  Universal Health Services, Inc., Class B             3,608,382
                                                                 --------------
                                                                     21,929,763
                                                                 --------------
                 HEALTH CARE TECHNOLOGY -- 0.5%
         36,620  Cerner Corp. (a)                                     2,319,511
                                                                 --------------
                 HOTELS, RESTAURANTS & LEISURE -- 2.8%
          5,455  Chipotle Mexican Grill, Inc. (a)                     3,480,290
         52,011  Marriott International, Inc., Class A                3,939,833
         17,477  Starwood Hotels & Resorts Worldwide, Inc.            1,339,787


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 HOTELS, RESTAURANTS & LEISURE (CONTINUED)
         44,740  Wyndham Worldwide Corp.                         $    3,474,956
                                                                 --------------
                                                                     12,234,866
                                                                 --------------
                 HOUSEHOLD DURABLES -- 1.5%
         22,252  Harman International Industries, Inc.                2,388,530
         10,787  Mohawk Industries, Inc. (a)                          1,532,185
         84,525  Newell Rubbermaid, Inc.                              2,817,218
                                                                 --------------
                                                                      6,737,933
                                                                 --------------
                 HOUSEHOLD PRODUCTS -- 0.3%
         15,141  Clorox (The) Co.                                     1,506,530
                                                                 --------------
                 INDUSTRIAL CONGLOMERATES -- 0.7%
         10,263  3M Co.                                               1,578,141
          9,942  Roper Industries, Inc.                               1,573,819
                                                                 --------------
                                                                      3,151,960
                                                                 --------------
                 INSURANCE -- 2.7%
          8,086  Aon PLC                                                695,396
         67,855  Lincoln National Corp.                               3,715,740
         41,679  Marsh & McLennan Cos., Inc.                          2,266,087
         69,293  Principal Financial Group, Inc.                      3,628,874
          8,061  Prudential Financial, Inc.                             713,721
         13,537  Torchmark Corp.                                        716,920
                                                                 --------------
                                                                     11,736,738
                                                                 --------------
                 INTERNET & CATALOG RETAIL -- 1.8%
          2,198  Amazon.com, Inc. (a)                                   671,401
         41,495  Expedia, Inc.                                        3,525,830
          8,058  Netflix, Inc. (a)                                    3,164,941
            611  Priceline Group (The), Inc. (a)                        736,994
                                                                 --------------
                                                                      8,099,166
                                                                 --------------
                 INTERNET SOFTWARE & SERVICES -- 2.0%
         24,319  Akamai Technologies, Inc. (a)                        1,466,436
         25,680  eBay, Inc. (a)                                       1,348,200
         45,999  Facebook, Inc., Class A (a)                          3,449,465
         12,864  VeriSign, Inc. (a)                                     768,753
         35,688  Yahoo!, Inc. (a)                                     1,643,432
                                                                 --------------
                                                                      8,676,286
                                                                 --------------
                 IT SERVICES -- 3.0%
         17,882  Accenture PLC, Class A                               1,450,588
         29,931  Automatic Data Processing, Inc.                      2,447,757
         38,748  Fidelity National Information Services, Inc.         2,262,496
         45,001  Fiserv, Inc. (a)                                     3,126,670
          9,591  MasterCard, Inc., Class A                              803,246
         32,903  Paychex, Inc.                                        1,544,467


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 IT SERVICES (CONTINUED)
         46,974  Total System Services, Inc.                     $    1,587,251
                                                                 --------------
                                                                     13,222,475
                                                                 --------------
                 LEISURE PRODUCTS -- 0.3%
         26,444  Hasbro, Inc.                                         1,521,323
                                                                 --------------
                 LIFE SCIENCES TOOLS & SERVICES -- 0.5%
         17,923  Thermo Fisher Scientific, Inc.                       2,107,207
                                                                 --------------
                 MACHINERY -- 0.7%
         18,017  Snap-on, Inc.                                        2,380,766
         19,977  Xylem, Inc.                                            726,364
                                                                 --------------
                                                                      3,107,130
                                                                 --------------
                 MEDIA -- 3.7%
         40,562  Comcast Corp., Class A                               2,245,107
         42,020  DIRECTV (a)                                          3,646,916
         79,382  Interpublic Group of Cos. (The), Inc.                1,539,217
         10,298  Omnicom Group, Inc.                                    740,014
         10,136  Time Warner Cable, Inc.                              1,492,120
         29,004  Time Warner, Inc.                                    2,304,948
         42,410  Twenty-First Century Fox, Inc., Class A              1,462,297
         32,671  Walt Disney (The) Co.                                2,985,476
                                                                 --------------
                                                                     16,416,095
                                                                 --------------
                 MULTILINE RETAIL -- 1.9%
         47,596  Dollar General Corp. (a)                             2,982,841
         38,903  Dollar Tree, Inc. (a)                                2,356,355
         42,541  Nordstrom, Inc.                                      3,088,902
                                                                 --------------
                                                                      8,428,098
                                                                 --------------
                 OIL, GAS & CONSUMABLE FUELS -- 2.8%
         14,336  Anadarko Petroleum Corp.                             1,315,758
          7,162  EOG Resources, Inc.                                    680,748
         75,862  Kinder Morgan, Inc.                                  2,935,859
         42,939  Marathon Petroleum Corp.                             3,903,155
         58,845  Newfield Exploration Co. (a)                         1,918,935
         18,058  Spectra Energy Corp.                                   706,610
         12,807  Williams (The) Cos., Inc.                              710,917
                                                                 --------------
                                                                     12,171,982
                                                                 --------------
                 PERSONAL PRODUCTS -- 0.3%
         19,462  Estee Lauder (The) Cos., Inc., Class A               1,463,153
                                                                 --------------
                 PHARMACEUTICALS -- 4.6%
         37,768  AbbVie, Inc.                                         2,396,757
         15,069  Actavis PLC (a)                                      3,657,849
         20,403  Allergan, Inc.                                       3,877,794
         55,901  Hospira, Inc. (a)                                    3,001,884


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 PHARMACEUTICALS (CONTINUED)
         20,464  Johnson & Johnson                               $    2,205,610
         11,959  Merck & Co., Inc.                                      692,905
          9,681  Perrigo Co. PLC                                      1,562,997
         78,718  Zoetis, Inc.                                         2,925,161
                                                                 --------------
                                                                     20,320,957
                                                                 --------------
                 PROFESSIONAL SERVICES -- 2.1%
         18,571  Dun & Bradstreet (The) Corp.                         2,280,705
         29,187  Equifax, Inc.                                        2,210,623
         15,994  Nielsen N.V.                                           679,585
         74,200  Robert Half International, Inc.                      4,064,676
                                                                 --------------
                                                                      9,235,589
                                                                 --------------
                 REAL ESTATE INVESTMENT TRUSTS -- 3.2%
         31,062  American Tower Corp.                                 3,028,545
         10,318  AvalonBay Communities, Inc.                          1,607,957
          6,123  Boston Properties, Inc.                                776,090
         27,087  Crown Castle International Corp.                     2,116,036
         23,614  Equity Residential                                   1,642,590
          8,138  Essex Property Trust, Inc.                           1,641,923
         30,106  General Growth Properties, Inc.                        780,047
         11,367  Health Care REIT, Inc.                                 808,307
         44,540  Iron Mountain, Inc.                                  1,606,558
                                                                 --------------
                                                                     14,008,053
                                                                 --------------
                 REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.7%
         97,800  CBRE Group, Inc., Class A (a)                        3,129,600
                                                                 --------------
                 ROAD & RAIL -- 2.4%
         68,041  CSX Corp.                                            2,424,301
         17,999  Kansas City Southern                                 2,210,097
         26,062  Norfolk Southern Corp.                               2,883,500
         26,827  Union Pacific Corp.                                  3,124,004
                                                                 --------------
                                                                     10,641,902
                                                                 --------------
                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.9%
        100,945  Applied Materials, Inc.                              2,229,875
         41,789  Avago Technologies Ltd.                              3,604,301
         22,099  First Solar, Inc. (a)                                1,301,631
         27,689  KLA-Tencor Corp.                                     2,191,585
         48,669  Lam Research Corp.                                   3,789,368
         15,012  Microchip Technology, Inc.                             647,167
        106,119  Micron Technology, Inc. (a)                          3,511,478
                                                                 --------------
                                                                     17,275,405
                                                                 --------------
                 SOFTWARE -- 3.6%
         26,395  Autodesk, Inc. (a)                                   1,518,768
         30,578  Citrix Systems, Inc. (a)                             1,964,025


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 SOFTWARE (CONTINUED)
         61,260  Electronic Arts, Inc. (a)                       $    2,509,822
         33,183  Intuit, Inc.                                         2,920,436
         78,423  Microsoft Corp.                                      3,681,960
         38,849  Red Hat, Inc. (a)                                    2,288,983
         12,324  salesforce.com, Inc. (a)                               788,613
                                                                 --------------
                                                                     15,672,607
                                                                 --------------
                 SPECIALTY RETAIL -- 4.8%
          1,391  AutoZone, Inc. (a)                                     769,946
         10,770  Bed Bath & Beyond, Inc. (a)                            725,252
         15,263  CarMax, Inc. (a)                                       853,354
         39,630  Home Depot (The), Inc.                               3,864,718
         43,426  L Brands, Inc.                                       3,131,883
         54,960  Lowe's Cos., Inc.                                    3,143,712
          9,671  O'Reilly Automotive, Inc. (a)                        1,700,936
         28,861  Ross Stores, Inc.                                    2,329,660
         22,652  Tiffany & Co.                                        2,177,310
         24,576  TJX (The) Cos., Inc.                                 1,556,152
         11,527  Tractor Supply Co.                                     844,007
                                                                 --------------
                                                                     21,096,930
                                                                 --------------
                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
                    -- 2.7%
         36,086  Apple, Inc.                                          3,897,288
         33,853  NetApp, Inc.                                         1,448,908
         29,692  SanDisk Corp.                                        2,795,205
         25,395  Seagate Technology PLC                               1,595,568
         22,413  Western Digital Corp.                                2,204,767
                                                                 --------------
                                                                     11,941,736
                                                                 --------------
                 TEXTILES, APPAREL & LUXURY GOODS -- 2.8%
         40,759  NIKE, Inc., Class B                                  3,789,364
         18,006  PVH Corp.                                            2,058,986
         52,613  Under Armour, Inc., Class A (a)                      3,450,361
         44,050  VF Corp.                                             2,981,304
                                                                 --------------
                                                                     12,280,015
                                                                 --------------
                 TOBACCO -- 1.0%
         47,483  Altria Group, Inc.                                   2,295,328
         24,275  Lorillard, Inc.                                      1,492,912
         12,015  Reynolds American, Inc.                                755,864
                                                                 --------------
                                                                      4,544,104
                                                                 --------------
                 TRADING COMPANIES & DISTRIBUTORS -- 0.8%
         32,725  United Rentals, Inc. (a)                             3,601,714
                                                                 --------------


                 DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 TOTAL INVESTMENTS -- 100.0%                     $  439,299,606
                 (Cost $391,955,276) (b)
                 NET OTHER ASSETS AND
                    LIABILITIES -- (0.0)%                                (4,227)
                                                                 --------------
                 NET ASSETS -- 100.0%                            $  439,295,379
                                                                 ==============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $48,436,720 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,092,390.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1              LEVEL 2           LEVEL 3
-------------------------------------------------------------------------------
Common Stocks*             $    439,299,606       $        --       $        --
                           ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS -- 99.9%
                 AEROSPACE & DEFENSE -- 2.7%
         10,248  AAR Corp.                                       $      271,572
          3,603  Alliant Techsystems, Inc.                              421,407
          2,253  Curtiss-Wright Corp.                                   155,930
          6,222  Engility Holdings, Inc. (a)                            268,790
          3,099  Esterline Technologies Corp. (a)                       362,924
         27,802  Exelis, Inc.                                           496,266
          5,550  L-3 Communications Holdings, Inc.                      674,103
          4,076  National Presto Industries, Inc.                       257,033
          5,009  Northrop Grumman Corp.                                 691,042
          3,247  Raytheon Co.                                           337,298
          1,580  Teledyne Technologies, Inc. (a)                        163,735
          8,836  Triumph Group, Inc.                                    615,251
          1,562  United Technologies Corp.                              167,134
                                                                 --------------
                                                                      4,882,485
                                                                 --------------
                 AIR FREIGHT & LOGISTICS -- 0.2%
          7,495  Atlas Air Worldwide Holdings,
                   Inc. (a)                                             276,715
          1,196  Hub Group, Inc., Class A (a)                            43,403
                                                                 --------------
                                                                        320,118
                                                                 --------------
                 AIRLINES -- 0.5%
         54,124  JetBlue Airways Corp. (a)                              624,591
         31,810  SkyWest, Inc.                                          366,451
                                                                 --------------
                                                                        991,042
                                                                 --------------
                 AUTO COMPONENTS -- 0.4%
          5,379  Delphi Automotive PLC                                  371,043
          4,313  Standard Motor Products, Inc.                          170,450
         14,118  Superior Industries International,
                    Inc.                                                275,442
                                                                 --------------
                                                                        816,935
                                                                 --------------
                 AUTOMOBILES -- 0.8%
         44,621  Ford Motor Co.                                         628,710
         20,662  General Motors Co.                                     648,787
          4,464  Thor Industries, Inc.                                  236,101
                                                                 --------------
                                                                      1,513,598
                                                                 --------------
                 BANKS -- 3.6%
          2,521  Banner Corp.                                           108,958
          4,434  BB&T Corp.                                             167,960
          3,184  Citigroup, Inc.                                        170,439
          2,302  City Holding Co.                                       103,567
          1,443  Community Bank System, Inc.                             55,050
          3,379  CVB Financial Corp.                                     53,321
          4,044  F.N.B. Corp.                                            51,723
         31,261  First BanCorp (a)                                      162,870
         11,558  First Commonwealth Financial Corp.                     108,067
          3,063  First Financial Bancorp                                 53,725


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 BANKS (CONTINUED)
         55,203  First Niagara Financial Group, Inc.             $      413,470
         13,064  FirstMerit Corp.                                       239,724
         20,751  Fulton Financial Corp.                                 246,522
          7,174  Hancock Holding Co.                                    252,453
          2,405  Hanmi Financial Corp.                                   51,587
          1,357  Independent Bank Corp.                                  55,366
         13,982  International Bancshares Corp.                         396,669
          5,478  JPMorgan Chase & Co.                                   331,309
          1,338  M&T Bank Corp.                                         163,477
          9,987  National Penn Bancshares, Inc.                         102,766
          6,594  NBT Bancorp, Inc.                                      169,334
         11,449  Old National Bancorp                                   166,583
          5,784  PNC Financial Services Group (The),
                    Inc.                                                499,680
          2,011  Prosperity Bancshares, Inc.                            121,444
         32,866  Regions Financial Corp.                                326,359
          4,134  S&T Bancorp, Inc.                                      114,057
         14,849  Susquehanna Bancshares, Inc.                           145,669
         14,805  TCF Financial Corp.                                    228,737
          3,369  Tompkins Financial Corp.                               169,124
         14,972  Trustmark Corp.                                        364,269
          3,944  U.S. Bancorp                                           168,014
            889  UMB Financial Corp.                                     52,967
          1,568  United Bankshares, Inc.                                 53,751
         11,864  Valley National Bancorp                                118,403
          7,890  Webster Financial Corp.                                247,273
          3,181  Wells Fargo & Co.                                      168,879
          2,171  Wintrust Financial Corp.                               100,561
          5,677  Zions Bancorporation                                   164,463
                                                                 --------------
                                                                      6,668,590
                                                                 --------------
                 BEVERAGES -- 0.2%
          4,433  Molson Coors Brewing Co., Class B                      329,727
                                                                 --------------
                 BUILDING PRODUCTS -- 0.3%
          3,542  Gibraltar Industries, Inc. (a)                          54,016
         13,037  Griffon Corp.                                          160,225
          3,327  Simpson Manufacturing Co., Inc.                        110,057
          5,794  Universal Forest Products, Inc.                        289,526
                                                                 --------------
                                                                        613,824
                                                                 --------------
                 CAPITAL MARKETS -- 1.1%
          8,520  Bank of New York Mellon (The) Corp.                    329,895
         21,959  Calamos Asset Management, Inc.,
                    Class A                                             300,838
          2,696  Goldman Sachs Group (The), Inc.                        512,213
         12,306  Investment Technology Group,
                    Inc. (a)                                            220,647


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 CAPITAL MARKETS (CONTINUED)
          7,906  Janus Capital Group, Inc.                       $      118,511
          3,225  Legg Mason, Inc.                                       167,700
          4,773  Morgan Stanley                                         166,816
          4,737  Piper Jaffray Cos. (a)                                 267,451
                                                                 --------------
                                                                      2,084,071
                                                                 --------------
                 CHEMICALS -- 3.4%
          1,341  A. Schulman, Inc.                                       47,485
          7,807  Albemarle Corp.                                        455,773
          3,313  Ashland, Inc.                                          358,036
         11,322  Cabot Corp.                                            525,680
          7,662  Calgon Carbon Corp. (a)                                161,132
          2,954  CF Industries Holdings, Inc.                           768,040
          7,293  Cytec Industries, Inc.                                 340,073
          6,292  Dow Chemical (The) Co.                                 310,825
         20,814  FutureFuel Corp.                                       277,242
          4,129  Hawkins, Inc.                                          159,008
          1,760  Innophos Holdings, Inc.                                100,320
          3,138  Intrepid Potash, Inc. (a)                               42,206
          8,337  Kraton Performance Polymers,
                    Inc. (a)                                            149,149
          5,431  LSB Industries, Inc. (a)                               203,825
         11,145  Mosaic (The) Co.                                       493,835
         22,764  Olin Corp.                                             551,799
          9,537  OM Group, Inc.                                         248,248
          1,279  Praxair, Inc.                                          161,141
          1,353  Quaker Chemical Corp.                                  111,054
          6,986  Rayonier Advanced Materials, Inc.                      199,311
          4,370  Stepan Co.                                             193,504
         10,535  Tredegar Corp.                                         200,376
          6,917  Zep, Inc.                                              111,087
                                                                 --------------
                                                                      6,169,149
                                                                 --------------
                 COMMERCIAL SERVICES & SUPPLIES -- 1.9%
          5,780  ABM Industries, Inc.                                   159,759
         18,611  ADT (The) Corp.                                        667,018
         49,509  Civeo Corp.                                            603,515
          4,264  Clean Harbors, Inc. (a)                                211,622
          3,004  Interface, Inc.                                         48,154
         16,913  Republic Services, Inc.                                649,459
          9,907  Tetra Tech, Inc.                                       265,607
          2,562  UniFirst Corp.                                         285,817
          5,162  United Stationers, Inc.                                215,617
         11,985  Viad Corp.                                             305,737
                                                                 --------------
                                                                      3,412,305
                                                                 --------------
                 COMMUNICATIONS EQUIPMENT -- 1.6%
         11,199  ADTRAN, Inc.                                           237,531
         10,003  Bel Fuse, Inc., Class B                                282,985


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMUNICATIONS EQUIPMENT (CONTINUED)
         19,665  Cisco Systems, Inc.                             $      481,203
          1,305  Comtech Telecommunications Corp.                        49,681
         12,930  Digi International, Inc. (a)                           107,060
          9,939  Harris Corp.                                           691,754
         11,548  InterDigital, Inc.                                     570,818
         14,897  Juniper Networks, Inc.                                 313,880
          4,752  NETGEAR, Inc. (a)                                      161,758
                                                                 --------------
                                                                      2,896,670
                                                                 --------------
                 CONSTRUCTION & ENGINEERING -- 0.9%
         13,625  AECOM Technology Corp. (a)                             443,494
          8,717  Aegion Corp. (a)                                       159,695
          7,157  Comfort Systems USA, Inc.                              109,931
          3,716  EMCOR Group, Inc.                                      163,987
          4,940  Fluor Corp.                                            327,720
          6,759  Jacobs Engineering Group, Inc. (a)                     320,715
          9,717  Orion Marine Group, Inc. (a)                           106,498
                                                                 --------------
                                                                      1,632,040
                                                                 --------------
                 CONSUMER FINANCE -- 0.9%
          6,064  Capital One Financial Corp.                            501,917
          5,650  Cash America International, Inc.                       277,697
         19,571  EZCORP, Inc., Class A (a)                              220,761
         18,632  Navient Corp.                                          368,541
          3,666  World Acceptance Corp. (a)                             262,706
                                                                 --------------
                                                                      1,631,622
                                                                 --------------
                 CONTAINERS & PACKAGING -- 1.9%
          3,788  AptarGroup, Inc.                                       235,765
          3,695  Avery Dennison Corp.                                   173,111
         17,358  Bemis Co., Inc.                                        667,762
          7,872  Greif, Inc., Class A                                   346,840
         12,090  MeadWestvaco Corp.                                     534,015
          2,749  Myers Industries, Inc.                                  41,070
         12,667  Owens-Illinois, Inc. (a)                               326,429
         12,081  Rock-Tenn Co., Class A                                 617,943
          2,446  Silgan Holdings, Inc.                                  120,246
          8,778  Sonoco Products Co.                                    358,757
                                                                 --------------
                                                                      3,421,938
                                                                 --------------
                 DIVERSIFIED CONSUMER SERVICES -- 0.8%
         22,855  Apollo Education Group, Inc. (a)                       655,025
         10,741  DeVry Education Group, Inc.                            519,972
          5,320  H&R Block, Inc.                                        171,889
          5,186  Universal Technical Institute, Inc.                     61,765
                                                                 --------------
                                                                      1,408,651
                                                                 --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 DIVERSIFIED FINANCIAL SERVICES -- 0.3%
         11,668  NASDAQ OMX Group (The), Inc.                    $      504,758
                                                                 --------------
                 DIVERSIFIED TELECOMMUNICATION
                    SERVICES -- 1.1%
         23,409  AT&T, Inc.                                             815,569
          3,598  Atlantic Tele-Network, Inc.                            241,750
         12,105  CenturyLink, Inc.                                      502,115
         14,388  Cincinnati Bell, Inc. (a)                               52,804
         76,031  Frontier Communications Corp.                          497,243
                                                                 --------------
                                                                      2,109,481
                                                                 --------------
                 ELECTRIC UTILITIES -- 6.3%
          4,369  ALLETE, Inc.                                           228,237
         12,640  American Electric Power Co., Inc.                      737,418
          7,163  Cleco Corp.                                            385,083
          6,620  Duke Energy Corp.                                      543,833
         11,802  Edison International                                   738,569
          4,063  El Paso Electric Co.                                   153,744
          8,534  Entergy Corp.                                          717,027
         19,359  Exelon Corp.                                           708,346
         19,659  FirstEnergy Corp.                                      734,067
         19,025  Great Plains Energy, Inc.                              512,343
         12,990  Hawaiian Electric Industries, Inc.                     365,798
          8,577  IDACORP, Inc.                                          542,324
          3,515  NextEra Energy, Inc.                                   352,273
         11,173  Northeast Utilities                                    551,387
          6,196  OGE Energy Corp.                                       231,049
         18,496  Pepco Holdings, Inc.                                   505,681
         12,078  Pinnacle West Capital Corp.                            742,435
         18,460  PNM Resources, Inc.                                    532,571
         10,048  PPL Corp.                                              351,579
         11,339  Southern (The) Co.                                     525,676
          5,479  UIL Holdings Corp.                                     225,406
         13,477  Westar Energy, Inc.                                    509,565
         21,709  Xcel Energy, Inc.                                      726,600
                                                                 --------------
                                                                     11,621,011
                                                                 --------------
                 ELECTRICAL EQUIPMENT -- 0.9%
          7,811  Eaton Corp. PLC                                        534,195
          2,636  Emerson Electric Co.                                   168,862
          5,229  Encore Wire Corp.                                      198,388
          2,791  Franklin Electric Co., Inc.                            104,216
          6,057  Powell Industries, Inc.                                275,775
          5,368  Regal-Beloit Corp.                                     380,967
                                                                 --------------
                                                                      1,662,403
                                                                 --------------
                 ELECTRONIC EQUIPMENT, INSTRUMENTS &
                    COMPONENTS -- 3.9%
          1,750  Anixter International, Inc.                            149,047
          8,308  Arrow Electronics, Inc. (a)                            472,393


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS &
                    COMPONENTS (CONTINUED)
         13,851  Avnet, Inc.                                     $      599,056
         11,143  Benchmark Electronics, Inc. (a)                        264,312
          3,965  Checkpoint Systems, Inc. (a)                            52,576
          1,580  Coherent, Inc. (a)                                     102,937
         34,124  Corning, Inc.                                          697,153
          3,051  CTS Corp.                                               56,138
         16,951  Fabrinet (a)                                           308,678
         16,478  II-VI, Inc. (a)                                        222,288
         13,362  Ingram Micro, Inc., Class A (a)                        358,636
         10,936  Insight Enterprises, Inc. (a)                          248,794
         24,540  Jabil Circuit, Inc.                                    514,113
          1,138  Littelfuse, Inc.                                       111,001
          5,252  Plexus Corp. (a)                                       217,170
          4,205  Rofin-Sinar Technologies, Inc. (a)                      94,150
          2,712  Rogers Corp. (a)                                       185,419
          9,297  Sanmina Corp. (a)                                      233,076
          7,155  ScanSource, Inc. (a)                                   273,178
          2,298  SYNNEX Corp.                                           158,976
         11,936  TE Connectivity Ltd.                                   729,648
          7,812  Tech Data Corp. (a)                                    466,533
         28,479  TTM Technologies, Inc. (a)                             196,790
         40,224  Vishay Intertechnology, Inc.                           543,426
                                                                 --------------
                                                                      7,255,488
                                                                 --------------
                 ENERGY EQUIPMENT & SERVICES -- 5.3%
         13,156  Atwood Oceanics, Inc. (a)                              534,791
         10,144  Baker Hughes, Inc.                                     537,226
          3,683  Bristow Group, Inc.                                    272,174
          2,486  Cameron International Corp. (a)                        148,041
         24,072  Diamond Offshore Drilling, Inc.                        907,755
         15,976  Ensco PLC, Class A                                     648,466
          2,189  Exterran Holdings, Inc.                                 86,093
         14,388  Gulf Island Fabrication, Inc.                          304,162
          7,894  GulfMark Offshore, Inc., Class A                       238,083
         26,056  Helix Energy Solutions Group,
                    Inc. (a)                                            694,132
          7,561  Hornbeck Offshore Services, Inc. (a)                   231,820
         36,245  Nabors Industries Ltd.                                 646,973
         10,840  National Oilwell Varco, Inc.                           787,418
         37,126  Noble Corp. PLC                                        776,676
         40,241  Paragon Offshore PLC (a)                               195,974
          6,917  Pioneer Energy Services Corp. (a)                       63,498
         22,710  Rowan Cos. PLC, Class A                                551,172
          3,309  SEACOR Holdings, Inc. (a)                              272,827
          3,497  Superior Energy Services, Inc.                          87,950
          4,481  TETRA Technologies, Inc. (a)                            42,704
         14,727  Tidewater, Inc.                                        542,985
         25,804  Transocean Ltd.                                        769,733


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 ENERGY EQUIPMENT & SERVICES (CONTINUED)
          9,800  Unit Corp. (a)                                  $      474,516
                                                                 --------------
                                                                      9,815,169
                                                                 --------------
                 FOOD & STAPLES RETAILING -- 0.9%
          4,146  CVS Health Corp.                                       355,768
          3,173  Kroger (The) Co.                                       176,768
          9,971  SpartanNash Co.                                        223,450
          1,870  United Natural Foods, Inc. (a)                         127,197
          5,567  Walgreen Co.                                           357,513
          4,315  Wal-Mart Stores, Inc.                                  329,105
          4,329  Whole Foods Market, Inc.                               170,260
                                                                 --------------
                                                                      1,740,061
                                                                 --------------
                 FOOD PRODUCTS -- 2.0%
          6,457  Archer-Daniels-Midland Co.                             303,479
          1,086  Cal-Maine Foods, Inc.                                   95,340
         43,381  Dean Foods Co.                                         638,134
          6,261  Flowers Foods, Inc.                                    118,959
          4,550  Ingredion, Inc.                                        351,487
          3,333  JM Smucker (The) Co.                                   346,632
          5,357  Kellogg Co.                                            342,634
          1,348  Lancaster Colony Corp.                                 123,328
          2,814  Sanderson Farms, Inc.                                  236,320
          6,781  Seneca Foods Corp., Class A (a)                        182,273
          1,830  Snyder's-Lance, Inc.                                    54,516
          4,107  Tootsie Roll Industries, Inc.                          121,773
         20,954  Tyson Foods, Inc., Class A                             845,494
                                                                 --------------
                                                                      3,760,369
                                                                 --------------
                 GAS UTILITIES -- 1.8%
         16,068  AGL Resources, Inc.                                    866,226
          7,230  Atmos Energy Corp.                                     383,190
          3,200  Laclede Group (The), Inc.                              162,464
          3,285  National Fuel Gas Co.                                  227,421
          1,920  New Jersey Resources Corp.                             112,282
          3,515  Northwest Natural Gas Co.                              164,959
         16,782  ONE Gas, Inc.                                          636,877
          2,892  Piedmont Natural Gas Co., Inc.                         109,925
          5,157  Questar Corp.                                          124,335
          1,817  South Jersey Industries, Inc.                          106,549
          3,992  Southwest Gas Corp.                                    231,895
          6,744  UGI Corp.                                              254,181
                                                                 --------------
                                                                      3,380,304
                                                                 --------------
                 HEALTH CARE EQUIPMENT & SUPPLIES -- 0.9%
          2,322  Analogic Corp.                                         169,366
          1,316  CONMED Corp.                                            55,259
          3,618  DENTSPLY International, Inc.                           183,686


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 HEALTH CARE EQUIPMENT & SUPPLIES
                    (CONTINUED)
          3,485  Greatbatch, Inc. (a)                            $      174,912
          1,511  ICU Medical, Inc. (a)                                  107,130
          2,741  Meridian Bioscience, Inc.                               50,818
         16,325  Merit Medical Systems, Inc. (a)                        247,324
          2,333  ResMed, Inc.                                           121,829
          4,301  Thoratec Corp. (a)                                     116,901
          3,282  Zimmer Holdings, Inc.                                  365,090
                                                                 --------------
                                                                      1,592,315
                                                                 --------------
                 HEALTH CARE PROVIDERS & SERVICES -- 2.8%
          6,111  Aetna, Inc.                                            504,219
          1,785  Almost Family, Inc. (a)                                 52,550
            471  Chemed Corp.                                            48,683
          4,196  Community Health Systems, Inc. (a)                     230,654
         12,061  Hanger, Inc. (a)                                       288,620
          4,986  Health Net, Inc. (a)                                   236,885
          1,266  Humana, Inc.                                           175,784
          2,499  Kindred Healthcare, Inc.                                54,353
          3,243  Laboratory Corp. of America Holdings (a)               354,428
          6,400  LHC Group, Inc. (a)                                    155,840
          4,985  LifePoint Hospitals, Inc. (a)                          348,950
          4,522  Magellan Health, Inc. (a)                              273,671
          4,194  MEDNAX, Inc. (a)                                       261,831
          7,023  Owens & Minor, Inc.                                    234,006
         13,595  Quest Diagnostics, Inc.                                862,739
          3,826  UnitedHealth Group, Inc.                               363,508
          3,810  WellCare Health Plans, Inc. (a)                        258,585
          4,138  WellPoint, Inc.                                        524,243
                                                                 --------------
                                                                      5,229,549
                                                                 --------------
                 HEALTH CARE TECHNOLOGY -- 0.1%
            843  Computer Programs & Systems, Inc.                       53,092
          2,340  MedAssets, Inc. (a)                                     50,685
                                                                 --------------
                                                                        103,777
                                                                 --------------
                 HOTELS, RESTAURANTS & LEISURE -- 1.3%
            728  Biglari Holdings, Inc. (a)                             254,188
          4,772  Boyd Gaming Corp. (a)                                   55,117
          8,214  Carnival Corp.                                         329,792
          5,053  Cheesecake Factory (The), Inc.                         232,135
          6,814  International Game Technology                          111,681
         10,900  International Speedway Corp.,
                    Class A                                             341,497
          7,795  Interval Leisure Group, Inc.                           164,007
          9,117  Life Time Fitness, Inc. (a)                            508,455
         12,275  Marcus (The) Corp.                                     210,271


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 HOTELS, RESTAURANTS & LEISURE (CONTINUED)
            765  Marriott Vacations Worldwide Corp.              $       53,122
          1,740  McDonald's Corp.                                       163,090
                                                                 --------------
                                                                      2,423,355
                                                                 --------------
                 HOUSEHOLD DURABLES -- 2.5%
         16,081  D.R. Horton, Inc.                                      366,486
          8,506  Ethan Allen Interiors, Inc.                            240,720
          9,520  Garmin Ltd.                                            528,170
          2,827  Helen of Troy Ltd. (a)                                 174,850
          4,249  Lennar Corp., Class A                                  183,047
         18,161  M.D.C. Holdings, Inc.                                  443,492
         12,486  M/I Homes, Inc. (a)                                    268,948
          6,971  Meritage Homes Corp. (a)                               256,463
         46,712  PulteGroup, Inc.                                       896,403
          7,445  Ryland Group (The), Inc.                               266,605
         33,042  Standard Pacific Corp. (a)                             244,511
          4,531  Whirlpool Corp.                                        779,558
                                                                 --------------
                                                                      4,649,253
                                                                 --------------
                 HOUSEHOLD PRODUCTS -- 0.0%
          6,031  Central Garden & Pet Co., Class A (a)                   51,806
                                                                 --------------
                 INDEPENDENT POWER AND RENEWABLE
                    ELECTRICITY PRODUCERS -- 0.2%
         10,826  NRG Energy, Inc.                                       324,563
                                                                 --------------
                 INDUSTRIAL CONGLOMERATES -- 0.2%
          1,430  Carlisle Cos., Inc.                                    127,098
         12,880  General Electric Co.                                   332,433
                                                                 --------------
                                                                        459,531
                                                                 --------------
                 INSURANCE -- 8.0%
          6,293  ACE Ltd.                                               687,825
          8,497  Aflac, Inc.                                            507,526
          1,375  Alleghany Corp. (a)                                    610,885
          5,377  Allstate (The) Corp.                                   348,698
          5,957  American Financial Group, Inc.                         356,407
         15,271  American International Group, Inc.                     818,067
         13,439  Aspen Insurance Holdings Ltd.                          586,344
         10,264  Assurant, Inc.                                         700,210
          7,246  Chubb (The) Corp.                                      719,963
          3,548  Everest Re Group, Ltd.                                 605,466
         12,717  First American Financial Corp.                         385,579
         37,783  Genworth Financial, Inc., Class A (a)                  528,584
          7,487  Hanover Insurance Group (The), Inc.                    501,180
          4,429  Hartford Financial Services Group
                    (The), Inc.                                         175,300
          9,522  HCC Insurance Holdings, Inc.                           496,953
          5,208  Horace Mann Educators Corp.                            158,375
          2,320  Infinity Property & Casualty Corp.                     169,383


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 INSURANCE (CONTINUED)
         13,465  Kemper Corp.                                    $      496,185
          8,288  Meadowbrook Insurance Group, Inc.                       52,795
          9,421  Mercury General Corp.                                  500,444
          3,071  MetLife, Inc.                                          166,571
          3,154  Navigators Group (The), Inc. (a)                       214,756
          5,616  ProAssurance Corp.                                     262,717
         13,053  Progressive (The) Corp.                                344,730
          1,656  Protective Life Corp.                                  115,390
          5,739  Reinsurance Group of America, Inc.                     483,511
          5,749  RenaissanceRe Holdings Ltd.                            594,044
          3,598  Safety Insurance Group, Inc.                           224,443
          8,760  Selective Insurance Group, Inc.                        226,183
          5,459  StanCorp Financial Group, Inc.                         379,728
          3,304  Stewart Information Services Corp.                     116,697
          8,782  Travelers (The) Cos., Inc.                             885,226
          6,984  United Fire Group, Inc.                                226,840
         19,196  Unum Group                                             642,298
          9,620  W. R. Berkley Corp.                                    495,815
                                                                 --------------
                                                                     14,785,118
                                                                 --------------
                 INTERNET & CATALOG RETAIL -- 0.1%
          1,873  HSN, Inc.                                              123,749
          7,130  PetMed Express, Inc.                                    94,187
                                                                 --------------
                                                                        217,936
                                                                 --------------
                 INTERNET SOFTWARE & SERVICES -- 0.2%
          2,557  AOL, Inc. (a)                                          111,306
         17,999  Liquidity Services, Inc. (a)                           230,027
         26,998  Monster Worldwide, Inc. (a)                            104,213
                                                                 --------------
                                                                        445,546
                                                                 --------------
                 IT SERVICES -- 2.4%
          3,472  CACI International, Inc., Class A (a)                  285,711
         13,490  Computer Sciences Corp.                                814,796
         12,902  Convergys Corp.                                        260,233
          6,849  DST Systems, Inc.                                      659,901
          7,945  ExlService Holdings, Inc. (a)                          222,381
          1,738  International Business Machines Corp.                  285,727
         12,386  Sykes Enterprises, Inc. (a)                            266,795
          6,041  TeleTech Holdings, Inc. (a)                            155,918
         11,807  Teradata Corp. (a)                                     499,672
         10,286  Western Union (The) Co.                                174,451
         62,354  Xerox Corp.                                            828,061
                                                                 --------------
                                                                      4,453,646
                                                                 --------------
                 LEISURE PRODUCTS -- 0.5%
         26,915  Mattel, Inc.                                           836,249
                                                                 --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 LIFE SCIENCES TOOLS & SERVICES -- 0.1%
          1,014  Bio-Rad Laboratories, Inc.,
                    Class A (a)                                  $      114,399
                                                                 --------------
                 MACHINERY -- 4.4%
          6,355  Actuant Corp., Class A                                 201,390
         12,644  AGCO Corp.                                             560,256
          2,849  Albany International Corp., Class A                    107,635
          4,072  Astec Industries, Inc.                                 154,370
          6,390  Barnes Group, Inc.                                     233,619
          8,240  Briggs & Stratton Corp.                                166,530
          3,332  Caterpillar, Inc.                                      337,898
          1,819  Crane Co.                                              113,415
          5,000  Cummins, Inc.                                          730,900
          8,049  Deere & Co.                                            688,512
          6,162  Dover Corp.                                            489,509
          2,788  ESCO Technologies, Inc.                                106,000
         12,790  ITT Corp.                                              576,317
          8,349  Kennametal, Inc.                                       322,355
          1,297  Lindsay Corp.                                          113,747
          6,796  Mueller Industries, Inc.                               220,598
         10,415  Oshkosh Corp.                                          466,175
          4,336  Parker Hannifin Corp.                                  550,802
          2,519  Pentair PLC                                            168,899
          6,119  SPX Corp.                                              580,020
          1,308  Standex International Corp.                            112,815
          1,858  Stanley Black & Decker, Inc.                           173,983
          8,136  Timken (The) Co.                                       349,767
         12,563  Titan International, Inc.                              132,665
          3,408  Valmont Industries, Inc.                               464,067
                                                                 --------------
                                                                      8,122,244
                                                                 --------------
                 MARINE -- 0.0%
          1,937  Matson, Inc.                                            55,185
                                                                 --------------
                 MEDIA -- 0.7%
         16,682  Gannett Co., Inc.                                      525,483
         23,311  Harte-Hanks, Inc.                                      151,755
          2,049  John Wiley & Sons, Inc., Class A                       119,641
          5,372  Meredith Corp.                                         280,096
          4,594  Scholastic Corp.                                       159,917
          4,906  Time, Inc. (a)                                         110,826
                                                                 --------------
                                                                      1,347,718
                                                                 --------------
                 METALS & MINING -- 2.0%
          7,638  Carpenter Technology Corp.                             382,282
         44,300  Cliffs Natural Resources, Inc.                         497,489
         13,469  Commercial Metals Co.                                  232,879
         25,266  Freeport-McMoRan, Inc.                                 720,081
          2,545  Kaiser Aluminum Corp.                                  177,005
          6,324  Materion Corp.                                         249,482


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 METALS & MINING (CONTINUED)
          7,158  Newmont Mining Corp.                            $      134,284
          9,429  Olympic Steel, Inc.                                    189,711
          6,723  Reliance Steel & Aluminum Co.                          453,668
          3,932  RTI International Metals, Inc. (a)                      92,599
         10,169  Steel Dynamics, Inc.                                   233,989
          7,418  TimkenSteel Corp.                                      301,022
                                                                 --------------
                                                                      3,664,491
                                                                 --------------
                 MULTILINE RETAIL -- 0.9%
          5,341  Big Lots, Inc.                                         243,816
          6,927  Fred's, Inc., Class A                                  108,754
         13,517  Kohl's Corp.                                           732,892
          8,507  Macy's, Inc.                                           491,875
          2,632  Target Corp.                                           162,710
                                                                 --------------
                                                                      1,740,047
                                                                 --------------
                 MULTI-UTILITIES -- 5.3%
          6,224  Alliant Energy Corp.                                   385,328
         17,218  Ameren Corp.                                           729,010
          6,353  Avista Corp.                                           225,214
          7,203  Black Hills Corp.                                      394,220
         13,485  CenterPoint Energy, Inc.                               331,057
         16,688  CMS Energy Corp.                                       545,197
         14,559  Consolidated Edison, Inc.                              922,458
          8,674  DTE Energy Co.                                         712,656
         10,181  Integrys Energy Group, Inc.                            739,955
         16,535  MDU Resources Group, Inc.                              465,956
          4,026  NiSource, Inc.                                         169,334
          3,274  NorthWestern Corp.                                     172,998
         10,989  PG&E Corp.                                             552,966
         17,722  Public Service Enterprise Group,
                    Inc.                                                732,096
         13,303  SCANA Corp.                                            730,202
          1,566  Sempra Energy                                          172,260
         37,972  TECO Energy, Inc.                                      744,631
          8,644  Vectren Corp.                                          388,548
         11,511  Wisconsin Energy Corp.                                 571,636
                                                                 --------------
                                                                      9,685,722
                                                                 --------------
                 OIL, GAS & CONSUMABLE FUELS -- 7.5%
          8,788  Apache Corp.                                           678,434
         17,068  Approach Resources, Inc. (a)                           168,973
         35,883  Chesapeake Energy Corp.                                795,885
          6,914  Chevron Corp.                                          829,334
          6,520  Cimarex Energy Co.                                     741,128
         15,368  Cloud Peak Energy, Inc. (a)                            183,955
         10,416  Comstock Resources, Inc.                               123,326
         10,781  ConocoPhillips                                         777,849
          5,835  Contango Oil & Gas Co. (a)                             213,386
         43,909  Denbury Resources, Inc.                                544,472


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 OIL, GAS & CONSUMABLE FUELS (CONTINUED)
          9,680  Devon Energy Corp.                              $      580,800
          1,591  Energen Corp.                                          107,711
          8,771  Exxon Mobil Corp.                                      848,243
          5,187  Green Plains, Inc.                                     177,395
          8,746  Hess Corp.                                             741,748
         10,527  HollyFrontier Corp.                                    477,715
         21,946  Marathon Oil Corp.                                     776,888
         14,496  Murphy Oil Corp.                                       773,942
          8,580  Occidental Petroleum Corp.                             763,019
          9,286  Peabody Energy Corp.                                    96,853
         11,683  Penn Virginia Corp. (a)                                100,123
          6,087  Phillips 66                                            477,830
         10,720  QEP Resources, Inc.                                    268,750
         23,603  Southwestern Energy Co. (a)                            767,334
         20,203  Swift Energy Co. (a)                                   138,391
          5,411  Tesoro Corp.                                           386,400
         17,829  Valero Energy Corp.                                    893,055
          8,639  World Fuel Services Corp.                              356,272
                                                                 --------------
                                                                     13,789,211
                                                                 --------------
                 PAPER & FOREST PRODUCTS -- 0.9%
          3,217  Boise Cascade Co. (a)                                  116,005
          3,227  Clearwater Paper Corp. (a)                             207,658
         16,362  Domtar Corp.                                           671,987
          3,456  International Paper Co.                                174,943
          1,813  Neenah Paper, Inc.                                     110,611
         11,275  P.H. Glatfelter Co.                                    284,468
          2,347  Schweitzer-Mauduit International,
                    Inc.                                                101,062
                                                                 --------------
                                                                      1,666,734
                                                                 --------------
                 PERSONAL PRODUCTS -- 0.1%
          2,954  Medifast, Inc. (a)                                      93,760
                                                                 --------------
                 PHARMACEUTICALS -- 0.2%
         11,159  Pfizer, Inc.                                           334,212
                                                                 --------------
                 PROFESSIONAL SERVICES -- 0.7%
         13,357  CDI Corp.                                              229,607
            684  Exponent, Inc.                                          54,597
          2,361  Heidrick & Struggles International,
                    Inc.                                                 49,156
         15,793  Kelly Services, Inc., Class A                          278,430
          7,789  Korn/Ferry International (a)                           217,547
          4,920  Manpowergroup, Inc.                                    328,410
          3,478  Resources Connection, Inc.                              53,805
                                                                 --------------
                                                                      1,211,552
                                                                 --------------


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 REAL ESTATE INVESTMENT TRUSTS -- 0.9%
          1,771  Agree Realty Corp.                              $       54,210
         14,134  Associated Estates Realty Corp.                        276,037
         15,845  Capstead Mortgage Corp.                                201,390
          6,691  Corrections Corp. of America                           246,095
          1,913  EPR Properties                                         107,319
          1,269  Geo Group, (The), Inc.                                  50,684
          5,704  Getty Realty Corp.                                     106,151
          2,213  Government Properties Income Trust                      50,501
          3,692  Rayonier, Inc.                                         123,571
          5,495  Senior Housing Properties Trust                        124,132
          3,150  Taubman Centers, Inc.                                  239,558
                                                                 --------------
                                                                      1,579,648
                                                                 --------------
                 REAL ESTATE MANAGEMENT & DEVELOPMENT
                    -- 0.1%
            910  Jones Lang LaSalle, Inc.                               123,041
                                                                 --------------
                 ROAD & RAIL -- 0.7%
          9,971  Celadon Group, Inc.                                    194,036
          6,516  Roadrunner Transportation Systems,
                    Inc. (a)                                            134,295
          5,501  Ryder System, Inc.                                     486,673
         18,248  Werner Enterprises, Inc.                               502,550
                                                                 --------------
                                                                      1,317,554
                                                                 --------------
                 SEMICONDUCTORS & SEMICONDUCTOR
                    EQUIPMENT -- 1.8%
          3,334  Analog Devices, Inc.                                   165,433
          4,613  Brooks Automation, Inc.                                 56,878
          2,340  Cabot Microelectronics Corp. (a)                       112,858
          9,302  Cirrus Logic, Inc. (a)                                 179,528
          8,108  Diodes, Inc. (a)                                       209,430
          7,402  Fairchild Semiconductor
                    International, Inc. (a)                             113,621
         23,692  Intel Corp.                                            805,765
         10,435  Kulicke & Soffa Industries, Inc. (a)                   150,473
          2,905  MKS Instruments, Inc.                                  105,742
         26,827  NVIDIA Corp.                                           524,199
          9,956  Pericom Semiconductor Corp. (a)                        108,819
            899  Power Integrations, Inc.                                45,274
         23,715  Teradyne, Inc.                                         436,356
          3,460  Texas Instruments, Inc.                                171,824
          3,896  Xilinx, Inc.                                           173,294
                                                                 --------------
                                                                      3,359,494
                                                                 --------------
                 SOFTWARE -- 1.2%
         23,620  CA, Inc.                                               686,397
         17,453  Ebix, Inc.                                             257,432
         12,930  Oracle Corp.                                           504,917
         21,053  Symantec Corp.                                         522,535


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 SOFTWARE (CONTINUED)
          5,792  Synopsys, Inc. (a)                              $      237,356
                                                                 --------------
                                                                      2,208,637
                                                                 --------------
                 SPECIALTY RETAIL -- 5.9%
         23,635  Aaron's, Inc.                                          585,203
          6,327  Abercrombie & Fitch Co., Class A                       211,828
          5,590  ANN, Inc. (a)                                          214,600
         43,218  Ascena Retail Group, Inc. (a)                          538,064
          3,279  AutoNation, Inc. (a)                                   187,756
          4,912  Barnes & Noble, Inc. (a)                               107,180
         24,559  Best Buy Co., Inc.                                     838,444
         26,412  Big 5 Sporting Goods Corp.                             325,132
          5,473  Brown Shoe Co., Inc.                                   145,527
          3,271  Buckle (The), Inc.                                     161,358
          4,309  Cato (The) Corp., Class A                              153,702
          4,069  Children's Place (The), Inc.                           200,398
          4,903  Christopher & Banks Corp. (a)                           32,017
          3,198  CST Brands, Inc.                                       122,323
          7,860  Dick's Sporting Goods, Inc.                            356,608
          9,887  Finish Line (The), Inc., Class A                       261,709
          6,197  Foot Locker, Inc.                                      347,094
         20,023  GameStop Corp., Class A                                856,183
         11,872  Gap (The), Inc.                                        449,830
          1,986  Genesco, Inc. (a)                                      152,306
            667  Group 1 Automotive, Inc.                                56,982
         26,163  Guess?, Inc.                                           580,034
         11,358  Haverty Furniture Cos., Inc.                           249,990
          2,275  Hibbett Sports, Inc. (a)                               103,262
          4,333  Murphy USA, Inc. (a)                                   248,281
          2,647  Outerwall, Inc. (a)                                    167,476
         21,767  Pep Boys-Manny, Moe & Jack (The) (a)                   207,440
          7,062  PetSmart, Inc.                                         510,936
         18,939  Rent-A-Center, Inc.                                    586,541
          6,058  Sonic Automotive, Inc., Class A                        150,784
         11,335  Stage Stores, Inc.                                     191,221
         68,177  Staples, Inc.                                          864,484
         12,856  Stein Mart, Inc.                                       172,013
         13,487  Urban Outfitters, Inc. (a)                             409,465
          2,185  Vitamin Shoppe, Inc. (a)                               102,542
                                                                 --------------
                                                                     10,848,713
                                                                 --------------
                 TECHNOLOGY HARDWARE, STORAGE &
                    PERIPHERALS -- 1.0%
          5,639  EMC Corp.                                              162,009
         18,606  Hewlett-Packard Co.                                    667,583
         13,525  Lexmark International, Inc., Class A                   583,739
         10,323  NCR Corp. (a)                                          285,637


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 TECHNOLOGY HARDWARE, STORAGE &
                    PERIPHERALS (CONTINUED)
          1,648  Super Micro Computer, Inc. (a)                  $       52,670
                                                                 --------------
                                                                      1,751,638
                                                                 --------------
                 TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
         23,166  Coach, Inc.                                            796,447
          1,590  Oxford Industries, Inc.                                 97,387
          2,003  Ralph Lauren Corp.                                     330,175
            910  Skechers U.S.A., Inc., Class A (a)                      49,823
                                                                 --------------
                                                                      1,273,832
                                                                 --------------
                 THRIFTS & MORTGAGE FINANCE -- 0.5%
         18,557  Astoria Financial Corp.                                244,025
         11,342  Brookline Bancorp, Inc.                                108,770
          6,734  Dime Community Bancshares, Inc.                        106,060
          7,244  New York Community Bancorp, Inc.                       115,542
          4,007  Northwest Bancshares, Inc.                              51,410
         11,402  People's United Financial, Inc.                        166,697
          5,924  Provident Financial Services, Inc.                     107,994
          7,529  TrustCo Bank Corp.                                      54,962
                                                                 --------------
                                                                        955,460
                                                                 --------------
                 TOBACCO -- 0.3%
         12,949  Universal Corp.                                        576,230
                                                                 --------------
                 TRADING COMPANIES & DISTRIBUTORS -- 0.5%
          3,253  Applied Industrial Technologies,
                    Inc.                                                158,779
          5,908  GATX Corp.                                             374,567
          3,778  Kaman Corp.                                            162,681
          3,780  NOW, Inc. (a)                                          113,627
            969  Veritiv Corp. (a)                                       43,711
                                                                 --------------
                                                                        853,365
                                                                 --------------
                 WATER UTILITIES -- 0.1%
          3,188  American States Water Co.                              114,067
          4,886  Aqua America, Inc.                                     128,013
                                                                 --------------
                                                                        242,080
                                                                 --------------
                 WIRELESS TELECOMMUNICATION SERVICES
                    -- 0.5%
          4,557  NTELOS Holdings Corp.                                   45,935
         19,022  Spok Holdings, Inc.                                    308,917
         19,192  Telephone & Data Systems, Inc.                         492,083
                                                                 --------------
                                                                        846,935
                                                                 --------------
                 TOTAL COMMON STOCKS -- 99.9%                       183,976,355
                 (Cost $177,010,027)


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
-------------------------------------------------------------------------------

                 MONEY MARKET FUNDS -- 0.1%
        206,534  Morgan Stanley Institutional
                    Liquidity Fund - Treasury
                    Portfolio - Institutional Class -
                    0.03% (b)                                    $      206,534
                 (Cost $206,534)                                 --------------

                 TOTAL INVESTMENTS -- 100.0%                        184,182,889
                 (Cost $177,216,561) (c)
                 NET OTHER ASSETS AND
                    LIABILITIES -- (0.0)%                               (48,731)
                                                                 --------------
            NET ASSETS -- 100.0%                                 $  184,134,158
                                                                 ==============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of October 31, 2014.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $13,821,745 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,855,417.



-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1              LEVEL 2           LEVEL 3
-------------------------------------------------------------------------------
Common Stocks*             $    183,976,355       $        --       $        --
Money Market Funds                  206,534                --                --
                           ----------------------------------------------------
Total Investments          $    184,182,889       $        --       $        --
                           ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS -- 100.0%
                 AEROSPACE & DEFENSE -- 2.5%
            719  Aerovironment, Inc. (a)                         $       22,037
          1,118  B/E Aerospace, Inc. (a)                                 83,235
          1,370  Boeing (The) Co.                                       171,127
          4,059  GenCorp, Inc. (a)                                       68,841
          2,289  General Dynamics Corp.                                 319,911
          1,249  Honeywell International, Inc.                          120,054
          2,252  Huntington Ingalls Industries, Inc.                    238,307
          1,591  Lockheed Martin Corp.                                  303,197
          1,294  Moog, Inc., Class A (a)                                 99,043
          1,592  Orbital Sciences Corp. (a)                              41,869
          1,482  Rockwell Collins, Inc.                                 124,710
          2,867  TASER International, Inc. (a)                           54,014
          3,233  Textron, Inc.                                          134,266
                                                                 --------------
                                                                      1,780,611
                                                                 --------------
                 AIR FREIGHT & LOGISTICS -- 0.6%
          1,802  FedEx Corp.                                            301,655
          1,446  Forward Air Corp.                                       69,220
            577  United Parcel Service, Inc., Class B                    60,533
                                                                 --------------
                                                                        431,408
                                                                 --------------
                 AIRLINES -- 1.2%
          3,234  Alaska Air Group, Inc.                                 172,146
            716  Allegiant Travel Co.                                    95,565
          6,437  Delta Air Lines, Inc.                                  258,960
          8,613  Southwest Airlines Co.                                 296,976
                                                                 --------------
                                                                        823,647
                                                                 --------------
                 AUTO COMPONENTS -- 0.1%
          1,753  Gentex Corp.                                            57,393
                                                                 --------------
                 AUTOMOBILES -- 0.0%
            993  Winnebago Industries, Inc. (a)                          21,062
                                                                 --------------
                 BANKS -- 1.2%
          2,695  Associated Banc-Corp.                                   50,666
          1,404  Bank of the Ozarks, Inc.                                49,477
          1,481  BBCN Bancorp, Inc.                                      20,941
          1,744  Boston Private Financial Holdings,
                    Inc.                                                 22,934
            620  City National Corp.                                     48,800
            871  Columbia Banking System, Inc.                           24,196
            614  Cullen/Frost Bankers, Inc.                              49,617
          1,381  East West Bancorp, Inc.                                 50,766
          2,751  First Midwest Bancorp, Inc.                             46,189
          2,277  PacWest Bancorp                                         97,137
            599  Pinnacle Financial Partners, Inc.                       23,481
          1,480  PrivateBancorp, Inc.                                    47,834
            419  Signature Bank (a)                                      50,753
          1,256  SVB Financial Group (a)                                140,659
          1,124  Texas Capital Bancshares, Inc. (a)                      68,733


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 BANKS (CONTINUED)
          2,341  Wilshire Bancorp, Inc.                          $       23,176
                                                                 --------------
                                                                        815,359
                                                                 --------------
                 BEVERAGES -- 1.6%
            200  Boston Beer (The) Co., Inc.,
                    Class A (a)                                          49,800
            629  Brown-Forman Corp., Class B                             58,289
          1,330  Coca-Cola (The) Co.                                     55,700
          2,670  Constellation Brands, Inc., Class A (a)                244,412
          3,618  Dr Pepper Snapple Group, Inc.                          250,547
          3,173  Monster Beverage Corp. (a)                             320,092
          1,875  PepsiCo, Inc.                                          180,319
                                                                 --------------
                                                                      1,159,159
                                                                 --------------
                 BIOTECHNOLOGY -- 3.1%
            638  Acorda Therapeutics, Inc. (a)                           22,215
          1,403  Alexion Pharmaceuticals, Inc. (a)                      268,478
          1,657  Amgen, Inc.                                            268,732
            703  Biogen Idec, Inc. (a)                                  225,719
          2,455  Celgene Corp. (a)                                      262,906
            708  Cubist Pharmaceuticals, Inc. (a)                        51,181
          2,077  Emergent Biosolutions, Inc. (a)                         46,982
          2,732  Gilead Sciences, Inc. (a)                              305,984
          1,905  Momenta Pharmaceuticals, Inc. (a)                       20,784
            645  Regeneron Pharmaceuticals, Inc. (a)                    253,949
          1,085  Repligen Corp. (a)                                      27,364
          1,824  United Therapeutics Corp. (a)                          238,889
          1,554  Vertex Pharmaceuticals, Inc. (a)                       175,043
                                                                 --------------
                                                                      2,168,226
                                                                 --------------
                 BUILDING PRODUCTS -- 1.3%
          2,978  A.O. Smith Corp.                                       158,876
          3,002  American Woodmark Corp. (a)                            122,812
          2,781  Apogee Enterprises, Inc.                               122,086
          3,425  Fortune Brands Home & Security, Inc.                   148,131
         12,160  Masco Corp.                                            268,371
          6,955  PGT, Inc. (a)                                           65,412
                                                                 --------------
                                                                        885,688
                                                                 --------------
                 CAPITAL MARKETS -- 2.2%
            283  Affiliated Managers Group, Inc. (a)                     56,541
          2,358  Ameriprise Financial, Inc.                             297,509
            354  BlackRock, Inc.                                        120,753
          7,917  Charles Schwab (The) Corp.                             226,980
          2,511  E*TRADE Financial Corp. (a)                             55,995
          2,488  Eaton Vance Corp.                                       91,633
            746  HFF, Inc., Class A                                      23,484
          5,894  Invesco Ltd.                                           238,530
          5,192  SEI Investments Co.                                    200,723


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 CAPITAL MARKETS (CONTINUED)
          1,581  State Street Corp.                              $      119,302
          1,888  Stifel Financial Corp. (a)                              89,699
            255  Virtus Investment Partners, Inc.                        45,699
                                                                 --------------
                                                                      1,566,848
                                                                 --------------
                 CHEMICALS -- 3.4%
            894  Air Products & Chemicals, Inc.                         120,386
            513  Airgas, Inc.                                            57,220
          1,565  Balchem Corp.                                          101,255
          2,432  E.I. du Pont de Nemours & Co.                          168,173
          1,520  Ecolab, Inc.                                           169,070
            829  Flotek Industries, Inc. (a)                             18,371
          2,677  LyondellBasell Industries N.V.,
                    Class A                                             245,293
          2,282  Minerals Technologies, Inc.                            175,052
            370  NewMarket Corp.                                        143,564
          3,958  PolyOne Corp.                                          146,486
            591  PPG Industries, Inc.                                   120,381
          4,101  RPM International, Inc.                                185,775
            853  Scotts Miracle-Gro (The) Co., Class A                   50,532
          1,063  Sherwin-Williams (The) Co.                             244,022
          1,711  Sigma-Aldrich Corp.                                    232,542
          2,971  Valspar (The) Corp.                                    244,097
                                                                 --------------
                                                                      2,422,219
                                                                 --------------
                 COMMERCIAL SERVICES & SUPPLIES -- 2.4%
          4,121  Cintas Corp.                                           301,822
          3,404  Deluxe Corp.                                           206,963
            799  G&K Services, Inc., Class A                             50,393
          3,095  Healthcare Services Group, Inc.                         92,169
          3,145  Herman Miller, Inc.                                    100,640
          1,304  HNI Corp.                                               60,832
          2,017  Matthews International Corp., Class A                   92,943
          2,270  Pitney Bowes, Inc.                                      56,160
          8,555  R.R. Donnelley & Sons Co.                              149,285
          1,603  Rollins, Inc.                                           51,088
            487  Stericycle, Inc. (a)                                    61,362
          2,610  Tyco International Ltd.                                112,047
          2,902  Waste Connections, Inc.                                144,810
          3,672  Waste Management, Inc.                                 179,524
                                                                 --------------
                                                                      1,660,038
                                                                 --------------
                 COMMUNICATIONS EQUIPMENT -- 1.1%
          8,277  ARRIS Group, Inc. (a)                                  248,475
          1,960  F5 Networks, Inc. (a)                                  241,041
          3,667  JDS Uniphase Corp. (a)                                  49,358
          1,965  Plantronics, Inc.                                      101,925
          2,255  Procera Networks, Inc. (a)                              16,890


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 COMMUNICATIONS EQUIPMENT (CONTINUED)
          5,062  Riverbed Technology, Inc. (a)                   $       96,127
                                                                 --------------
                                                                        753,816
                                                                 --------------
                 CONSTRUCTION & ENGINEERING -- 0.5%
          3,604  Dycom Industries, Inc. (a)                             113,130
          8,015  Quanta Services, Inc. (a)                              273,151
                                                                 --------------
                                                                        386,281
                                                                 --------------
                 CONSTRUCTION MATERIALS -- 0.6%
          2,305  Eagle Materials, Inc.                                  201,526
          5,169  Headwaters, Inc. (a)                                    65,646
          1,354  Martin Marietta Materials, Inc.                        158,310
                                                                 --------------
                                                                        425,482
                                                                 --------------
                 CONSUMER FINANCE -- 0.5%
          2,710  Discover Financial Services                            172,844
          1,998  Encore Capital Group, Inc. (a)                          90,929
          1,158  First Cash Financial Services, Inc. (a)                 68,415
          2,094  Green Dot Corp., Class A (a)                            50,046
                                                                 --------------
                                                                        382,234
                                                                 --------------
                 CONTAINERS & PACKAGING -- 0.9%
          3,678  Ball Corp.                                             236,973
          2,207  Packaging Corp. of America                             159,081
          6,671  Sealed Air Corp.                                       241,824
                                                                 --------------
                                                                        637,878
                                                                 --------------
                 DISTRIBUTORS -- 0.6%
          1,990  Genuine Parts Co.                                      193,189
          5,296  LKQ Corp. (a)                                          151,307
            821  Pool Corp.                                              49,014
                                                                 --------------
                                                                        393,510
                                                                 --------------
                 DIVERSIFIED CONSUMER SERVICES -- 0.5%
          1,035  Capella Education Co.                                   73,216
            134  Graham Holdings Co., Class B                           105,003
          8,882  Service Corp. International                            194,249
                                                                 --------------
                                                                        372,468
                                                                 --------------
                 DIVERSIFIED FINANCIAL SERVICES -- 1.2%
          1,754  CBOE Holdings, Inc.                                    103,381
            291  Intercontinental Exchange, Inc.                         60,613
          1,431  MarketAxess Holdings, Inc.                              92,514
          2,067  McGraw Hill Financial, Inc.                            187,022
          2,462  Moody's Corp.                                          244,304
          3,993  MSCI, Inc.                                             186,313
                                                                 --------------
                                                                        874,147
                                                                 --------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 DIVERSIFIED TELECOMMUNICATION
                    SERVICES -- 0.8%
          3,534  Consolidated Communications Holdings,
                    Inc.                                         $       91,531
         10,144  General Communication, Inc.,
                    Class A (a)                                         118,989
          1,330  Lumos Networks Corp.                                    22,876
          4,512  tw telecom, Inc. (a)                                   193,023
          2,327  Verizon Communications, Inc.                           116,932
                                                                 --------------
                                                                        543,351
                                                                 --------------
                 ELECTRICAL EQUIPMENT -- 0.6%
            798  Acuity Brands, Inc.                                    111,265
          1,060  AZZ, Inc.                                               49,566
          1,168  Hubbell, Inc., Class B                                 132,463
          9,419  Vicor Corp. (a)                                        128,192
                                                                 --------------
                                                                        421,486
                                                                 --------------
                 ELECTRONIC EQUIPMENT, INSTRUMENTS &
                    COMPONENTS -- 1.8%
          4,660  Amphenol Corp., Class A                                235,703
            877  Badger Meter, Inc.                                      49,919
          4,663  Cognex Corp. (a)                                       184,468
          7,204  Daktronics, Inc.                                        95,885
          4,383  DTS, Inc. (a)                                          130,526
          1,745  FARO Technologies, Inc. (a)                             97,720
          3,002  Methode Electronics, Inc.                              118,219
            950  MTS Systems Corp.                                       62,710
          1,518  National Instruments Corp.                              48,090
          2,498  Newport Corp. (a)                                       44,689
          1,021  OSI Systems, Inc. (a)                                   72,368
          1,984  Zebra Technologies Corp., Class A (a)                  146,320
                                                                 --------------
                                                                      1,286,617
                                                                 --------------
                 ENERGY EQUIPMENT & SERVICES -- 1.2%
            996  Basic Energy Services, Inc. (a)                         12,848
          2,898  C&J Energy Services, Inc. (a)                           55,960
          2,283  Dresser-Rand Group, Inc. (a)                           186,521
          1,044  FMC Technologies, Inc. (a)                              58,506
          2,705  Halliburton Co.                                        149,154
          1,835  Matrix Service Co. (a)                                  45,985
          5,211  Newpark Resources, Inc. (a)                             59,562
          5,772  Patterson-UTI Energy, Inc.                             132,929
            558  Schlumberger Ltd.                                       55,052
          3,266  Tesco Corp.                                             62,185
                                                                 --------------
                                                                        818,702
                                                                 --------------
                 FOOD & STAPLES RETAILING -- 0.7%
          1,760  Andersons (The), Inc.                                  112,165
          1,235  Casey's General Stores, Inc.                           101,110
          1,654  Safeway, Inc.                                           57,658


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 FOOD & STAPLES RETAILING (CONTINUED)
         26,253  SUPERVALU, Inc. (a)                             $      226,563
                                                                 --------------
                                                                        497,496
                                                                 --------------
                 FOOD PRODUCTS -- 2.2%
          2,452  Calavo Growers, Inc.                                   119,020
          2,416  Darling Ingredients, Inc. (a)                           42,522
          1,547  Diamond Foods, Inc. (a)                                 46,642
          2,293  Hain Celestial Group (The), Inc. (a)                   248,217
          4,528  Hormel Foods Corp.                                     244,104
            693  J&J Snack Foods Corp.                                   71,400
          1,788  Keurig Green Mountain, Inc.                            271,329
          2,418  Mead Johnson Nutrition Co.                             240,132
          6,460  WhiteWave Foods (The) Co. (a)                          240,506
                                                                 --------------
                                                                      1,523,872
                                                                 --------------
                 HEALTH CARE EQUIPMENT & SUPPLIES --
                    4.1%
          1,278  Abaxis, Inc.                                            67,300
          2,611  ABIOMED, Inc. (a)                                       85,615
            908  Align Technology, Inc. (a)                              47,779
            589  Anika Therapeutics, Inc. (a)                            23,642
            790  Baxter International, Inc.                              55,411
            397  C. R. Bard, Inc.                                        65,096
          1,885  Cantel Medical Corp.                                    79,924
          5,142  CareFusion Corp. (a)                                   294,997
          1,206  Cooper (The) Cos., Inc.                                197,663
          1,345  Covidien PLC                                           124,332
          8,970  CryoLife, Inc.                                          92,032
          1,029  Cynosure, Inc., Class A (a)                             26,023
          2,847  Edwards Lifesciences Corp. (a)                         344,259
            619  Haemonetics Corp. (a)                                   23,349
          3,399  Hill-Rom Holdings, Inc.                                151,188
          3,859  Hologic, Inc. (a)                                      101,067
            398  IDEXX Laboratories, Inc. (a)                            56,385
          1,784  Integra LifeSciences Holdings Corp. (a)                 91,180
            123  Intuitive Surgical, Inc. (a)                            60,983
          3,000  Natus Medical, Inc. (a)                                102,000
            547  Neogen Corp. (a)                                        24,013
          2,539  NuVasive, Inc. (a)                                     103,845
          1,224  Sirona Dental Systems, Inc. (a)                         96,145
          4,350  STERIS Corp.                                           268,830
            702  Stryker Corp.                                           61,446
          1,341  Teleflex, Inc.                                         153,035
          1,978  West Pharmaceutical Services, Inc.                     101,373
                                                                 --------------
                                                                      2,898,912
                                                                 --------------
                 HEALTH CARE PROVIDERS & SERVICES --
                    4.3%
          1,992  Air Methods Corp. (a)                                   94,082
          3,763  AmerisourceBergen Corp.                                321,398


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 HEALTH CARE PROVIDERS & SERVICES
                    (CONTINUED)
          2,211  AmSurg Corp. (a)                                $      119,416
          2,310  Bio-Reference Laboratories, Inc. (a)                    69,392
          2,566  Cigna Corp.                                            255,497
          3,977  DaVita HealthCare Partners, Inc. (a)                   310,484
          1,272  Ensign Group (The), Inc.                                49,252
          6,595  Gentiva Health Services, Inc. (a)                      129,921
          1,209  Henry Schein, Inc. (a)                                 145,116
          1,447  IPC Hospitalist (The) Co., Inc. (a)                     60,282
          1,494  McKesson Corp.                                         303,895
            746  MWI Veterinary Supply, Inc. (a)                        126,563
          2,262  Omnicare, Inc.                                         150,627
          2,288  Providence Service (The) Corp. (a)                     101,084
          4,898  Tenet Healthcare Corp. (a)                             274,533
          2,783  Universal Health Services, Inc.,
                    Class B                                             288,625
          5,967  VCA, Inc. (a)                                          271,916
                                                                 --------------
                                                                      3,072,083
                                                                 --------------
                 HEALTH CARE TECHNOLOGY -- 0.4%
          2,930  Cerner Corp. (a)                                       185,586
            900  HealthStream, Inc. (a)                                  27,864
            488  Medidata Solutions, Inc. (a)                            22,014
          2,372  Omnicell, Inc. (a)                                      76,639
                                                                 --------------
                                                                        312,103
                                                                 --------------
                 HOTELS, RESTAURANTS & LEISURE -- 3.5%
          2,908  Bally Technologies, Inc. (a)                           233,803
            456  Bob Evans Farms, Inc.                                   22,276
          3,697  Brinker International, Inc.                            198,307
            161  Buffalo Wild Wings, Inc. (a)                            24,034
            436  Chipotle Mexican Grill, Inc. (a)                       278,168
            858  Cracker Barrel Old Country Store,
                    Inc.                                                 98,970
            543  DineEquity, Inc.                                        48,305
          1,830  Domino's Pizza, Inc.                                   162,486
          1,298  Jack in the Box, Inc.                                   92,210
          4,161  Marriott International, Inc., Class A                  315,196
          2,459  Multimedia Games Holding Co.,
                    Inc. (a)                                             85,819
            577  Panera Bread Co., Class A (a)                           93,266
          1,107  Papa John's International, Inc.                         51,763
          4,411  Pinnacle Entertainment, Inc. (a)                       113,054
          4,110  Scientific Games Corp., Class A (a)                     48,375
          2,899  Sonic Corp. (a)                                         73,084
          1,398  Starwood Hotels & Resorts Worldwide,
                    Inc.                                                107,171
          3,975  Texas Roadhouse, Inc.                                  114,758
          3,579  Wyndham Worldwide Corp.                                277,981
                                                                 --------------
                                                                      2,439,026
                                                                 --------------

SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 HOUSEHOLD DURABLES -- 2.0%
          1,780  Harman International Industries, Inc.           $      191,065
          3,905  Jarden Corp. (a)                                       254,176
            863  Mohawk Industries, Inc. (a)                            122,581
          6,762  Newell Rubbermaid, Inc.                                225,377
            208  NVR, Inc. (a)                                          255,337
          4,178  Tempur Sealy International, Inc. (a)                   219,930
          1,506  Toll Brothers, Inc. (a)                                 48,117
          2,242  Universal Electronics, Inc. (a)                        127,547
                                                                 --------------
                                                                      1,444,130
                                                                 --------------
                 HOUSEHOLD PRODUCTS -- 0.6%
          1,338  Church & Dwight Co., Inc.                               96,885
          1,211  Clorox (The) Co.                                       120,494
          1,524  Energizer Holdings, Inc.                               186,919
                                                                 --------------
                                                                        404,298
                                                                 --------------
                 INDUSTRIAL CONGLOMERATES -- 0.4%
            821  3M Co.                                                 126,245
            795  Roper Industries, Inc.                                 125,849
                                                                 --------------
                                                                        252,094
                                                                 --------------
                 INSURANCE -- 2.2%
          1,132  AMERISAFE, Inc.                                         47,204
            647  Aon PLC                                                 55,642
          3,105  Arthur J. Gallagher & Co.                              148,108
          4,380  Brown & Brown, Inc.                                    139,547
          1,122  Employers Holdings, Inc.                                22,878
          1,230  HCI Group, Inc.                                         62,533
          5,429  Lincoln National Corp.                                 297,292
          3,334  Marsh & McLennan Cos., Inc.                            181,270
          5,544  Principal Financial Group, Inc.                        290,339
            645  Prudential Financial, Inc.                              57,108
          1,023  RLI Corp.                                               50,731
          1,083  Torchmark Corp.                                         57,356
          8,559  Universal Insurance Holdings, Inc.                     149,782
                                                                 --------------
                                                                      1,559,790
                                                                 --------------
                 INTERNET & CATALOG RETAIL -- 1.1%
            176  Amazon.com, Inc. (a)                                    53,761
            757  Blue Nile, Inc. (a)                                     26,874
          3,320  Expedia, Inc.                                          282,100
            645  Netflix, Inc. (a)                                      253,337
          4,217  Nutrisystem, Inc.                                       71,014
             49  Priceline Group (The), Inc. (a)                         59,104
                                                                 --------------
                                                                        746,190
                                                                 --------------
                 INTERNET SOFTWARE & SERVICES -- 2.5%
          1,946  Akamai Technologies, Inc. (a)                          117,344
          2,432  comScore, Inc. (a)                                     102,484
          6,853  Conversant, Inc. (a)                                   241,568


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 INTERNET SOFTWARE & SERVICES
                    (CONTINUED)
          1,020  Dealertrack Technologies, Inc. (a)              $       47,991
         10,565  Dice Holdings, Inc. (a)                                105,333
          2,055  eBay, Inc. (a)                                         107,888
            884  Equinix, Inc.                                          184,668
          3,680  Facebook, Inc., Class A (a)                            275,963
          1,313  j2 Global, Inc.                                         71,020
          8,790  LivePerson, Inc. (a)                                   126,576
          1,922  LogMeIn, Inc. (a)                                       92,352
          1,442  Rackspace Hosting, Inc. (a)                             55,315
          1,029  VeriSign, Inc. (a)                                      61,493
          1,928  XO Group, Inc. (a)                                      24,543
          2,855  Yahoo!, Inc. (a)                                       131,473
                                                                 --------------
                                                                      1,746,011
                                                                 --------------
                 IT SERVICES -- 3.5%
          1,431  Accenture PLC, Class A                                 116,083
          2,395  Automatic Data Processing, Inc.                        195,863
          4,510  Broadridge Financial Solutions, Inc.                   198,124
          1,842  Cardtronics, Inc. (a)                                   70,715
          2,467  CSG Systems International, Inc.                         65,400
          3,100  Fidelity National Information
                    Services, Inc.                                      181,009
          3,600  Fiserv, Inc. (a)                                       250,128
          1,201  Forrester Research, Inc.                                48,376
          2,556  Gartner, Inc. (a)                                      206,295
          2,015  Global Payments, Inc.                                  162,208
          2,319  Heartland Payment Systems, Inc.                        119,776
          3,014  iGATE Corp. (a)                                        111,669
            843  Jack Henry & Associates, Inc.                           50,428
            767  MasterCard, Inc., Class A                               64,236
          1,103  MAXIMUS, Inc.                                           53,451
          2,632  Paychex, Inc.                                          123,546
          3,758  Total System Services, Inc.                            126,983
          2,490  Virtusa Corp. (a)                                      102,040
          1,702  WEX, Inc. (a)                                          193,279
                                                                 --------------
                                                                      2,439,609
                                                                 --------------
                 LEISURE PRODUCTS -- 0.7%
          2,228  Brunswick Corp.                                        104,270
          2,116  Hasbro, Inc.                                           121,734
          1,567  Polaris Industries, Inc.                               236,398
                                                                 --------------
                                                                        462,402
                                                                 --------------
                 LIFE SCIENCES TOOLS & SERVICES -- 1.5%
          8,123  Affymetrix, Inc. (a)                                    73,188
          5,015  Albany Molecular Research, Inc. (a)                    116,649
          2,007  Bio-Techne Corp.                                       182,737
          4,740  Cambrex Corp. (a)                                       99,919


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 LIFE SCIENCES TOOLS & SERVICES
                    (CONTINUED)
          3,143  Charles River Laboratories
                    International, Inc. (a)                      $      198,512
          2,270  Luminex Corp. (a)                                       43,130
            367  Mettler-Toledo International, Inc. (a)                  94,859
          1,754  PAREXEL International Corp. (a)                         95,260
          1,434  Thermo Fisher Scientific, Inc.                         168,595
                                                                 --------------
                                                                      1,072,849
                                                                 --------------
                 MACHINERY -- 2.3%
            321  CIRCOR International, Inc.                              24,123
          3,721  CLARCOR, Inc.                                          249,158
          1,632  Federal Signal Corp.                                    23,175
          2,866  Hillenbrand, Inc.                                       95,409
            649  IDEX Corp.                                              48,617
          1,574  John Bean Technologies Corp.                            47,173
            679  Lincoln Electric Holdings, Inc.                         49,214
          4,097  Lydall, Inc. (a)                                       126,720
            617  Nordson Corp.                                           47,231
          1,441  Snap-on, Inc.                                          190,414
            660  Tennant Co.                                             48,662
            747  Toro (The) Co.                                          46,112
          5,024  Trinity Industries, Inc.                               179,407
          2,317  Wabtec Corp.                                           199,957
          1,113  Watts Water Technologies, Inc.,
                    Class A                                              67,481
          2,957  Woodward, Inc.                                         151,428
          1,598  Xylem, Inc.                                             58,103
                                                                 --------------
                                                                      1,652,384
                                                                 --------------
                 MARINE -- 0.3%
          1,593  Kirby Corp. (a)                                        176,154
                                                                 --------------
                 MEDIA -- 2.5%
          5,516  Cinemark Holdings, Inc.                                194,825
          3,245  Comcast Corp., Class A                                 179,611
          3,362  DIRECTV (a)                                            291,788
          1,721  DreamWorks Animation SKG, Inc., Class
                    A (a)                                                38,344
          6,351  Interpublic Group of Cos. (The), Inc.                  123,146
          9,771  Live Nation Entertainment, Inc. (a)                    254,046
            824  Omnicom Group, Inc.                                     59,213
            811  Time Warner Cable, Inc.                                119,387
          2,320  Time Warner, Inc.                                      184,370
          3,393  Twenty-First Century Fox, Inc.,
                    Class A                                             116,991
          2,614  Walt Disney (The) Co.                                  238,867
                                                                 --------------
                                                                      1,800,588
                                                                 --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 METALS & MINING -- 0.8%
         13,817  AK Steel Holding Corp. (a)                      $      104,595
          1,114  Compass Minerals International, Inc.                    95,447
          4,313  Stillwater Mining Co. (a)                               56,630
          2,887  SunCoke Energy, Inc. (a)                                68,999
          1,770  U.S. Silica Holdings, Inc.                              79,473
          3,783  Worthington Industries, Inc.                           146,213
                                                                 --------------
                                                                        551,357
                                                                 --------------
                 MULTILINE RETAIL -- 1.1%
          3,808  Dollar General Corp. (a)                               238,647
          3,113  Dollar Tree, Inc. (a)                                  188,555
          3,403  Nordstrom, Inc.                                        247,092
          5,703  Tuesday Morning Corp. (a)                              116,284
                                                                 --------------
                                                                        790,578
                                                                 --------------
                 OIL, GAS & CONSUMABLE FUELS -- 1.8%
          1,147  Anadarko Petroleum Corp.                               105,272
            823  Carrizo Oil & Gas, Inc. (a)                             42,746
            573  EOG Resources, Inc.                                     54,464
          6,069  Kinder Morgan, Inc.                                    234,870
          3,435  Marathon Petroleum Corp.                               312,241
          4,708  Newfield Exploration Co. (a)                           153,528
          1,520  Northern Oil and Gas, Inc. (a)                          17,176
         11,534  PetroQuest Energy, Inc. (a)                             54,210
          1,805  SM Energy Co.                                          101,621
          1,445  Spectra Energy Corp.                                    56,543
          7,263  Synergy Resources Corp. (a)                             88,536
          1,025  Williams (The) Cos., Inc.                               56,898
                                                                 --------------
                                                                      1,278,105
                                                                 --------------
                 PAPER & FOREST PRODUCTS -- 0.2%
          1,040  Deltic Timber Corp.                                     67,694
          3,165  KapStone Paper & Packaging Corp. (a)                    97,355
                                                                 --------------
                                                                        165,049
                                                                 --------------
                 PERSONAL PRODUCTS -- 0.2%
          1,557  Estee Lauder (The) Cos., Inc., Class A                 117,055
                                                                 --------------
                 PHARMACEUTICALS -- 3.4%
          3,021  AbbVie, Inc.                                           191,713
          1,206  Actavis PLC (a)                                        292,744
          3,051  Akorn, Inc. (a)                                        135,922
          1,632  Allergan, Inc.                                         310,178
          7,286  Depomed, Inc. (a)                                      112,204
            687  Endo International PLC (a)                              45,974
          4,472  Hospira, Inc. (a)                                      240,146
          1,637  Johnson & Johnson                                      176,436
          1,938  Lannett Co., Inc. (a)                                  109,923
            957  Merck & Co., Inc.                                       55,449
            775  Perrigo Co. PLC                                        125,124


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 PHARMACEUTICALS (CONTINUED)
          1,368  Prestige Brands Holdings, Inc. (a)              $       48,454
          3,559  Sagent Pharmaceuticals, Inc. (a)                       112,607
          1,502  Salix Pharmaceuticals Ltd. (a)                         216,063
          6,298  Zoetis, Inc.                                           234,034
                                                                 --------------
                                                                      2,406,971
                                                                 --------------
                 PROFESSIONAL SERVICES -- 1.3%
          1,486  Dun & Bradstreet (The) Corp.                           182,496
          2,335  Equifax, Inc.                                          176,853
          2,685  FTI Consulting, Inc. (a)                               108,420
          1,279  Nielsen N.V.                                            54,345
          5,936  Robert Half International, Inc.                        325,174
          2,566  TrueBlue, Inc. (a)                                      63,431
                                                                 --------------
                                                                        910,719
                                                                 --------------
                 REAL ESTATE INVESTMENT TRUSTS -- 4.7%
          3,210  Acadia Realty Trust                                    100,152
            655  American Assets Trust, Inc.                             25,113
          2,485  American Tower Corp.                                   242,288
            825  AvalonBay Communities, Inc.                            128,568
          2,460  Aviv REIT, Inc.                                         82,976
            490  Boston Properties, Inc.                                 62,108
          3,037  Chesapeake Lodging Trust                               100,343
          1,972  CoreSite Realty Corp.                                   73,003
          2,167  Crown Castle International Corp.                       169,286
          3,491  DiamondRock Hospitality Co.                             50,096
          5,465  Duke Realty Corp.                                      103,616
            357  EastGroup Properties, Inc.                              24,583
          6,306  Education Realty Trust, Inc.                            71,006
          1,889  Equity Residential                                     131,399
            651  Essex Property Trust, Inc.                             131,346
          2,731  Extra Space Storage, Inc.                              158,835
            793  Federal Realty Investment Trust                        104,517
          2,408  General Growth Properties, Inc.                         62,391
            909  Health Care REIT, Inc.                                  64,639
          2,413  Highwoods Properties, Inc.                             103,445
          2,180  Inland Real Estate Corp.                                23,130
          3,563  Iron Mountain, Inc.                                    128,517
          1,579  Kilroy Realty Corp.                                    106,961
          5,484  LaSalle Hotel Properties                               215,028
            586  LTC Properties, Inc.                                    24,577
          1,762  Medical Properties Trust, Inc.                          23,769
            715  Mid-America Apartment Communities,
                    Inc.                                                 50,522
          2,746  OMEGA Healthcare Investors, Inc.                       104,787
          3,452  Parkway Properties, Inc.                                69,213
            862  Post Properties, Inc.                                   48,220
          1,167  Potlatch Corp.                                          51,336
          1,744  Regency Centers Corp.                                  105,861


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 REAL ESTATE INVESTMENT TRUSTS
                    (CONTINUED)
          3,011  Retail Opportunity Investments Corp.            $       49,200
            462  Saul Centers, Inc.                                      25,387
            595  Sovran Self Storage, Inc.                               50,629
            660  Tanger Factory Outlet Centers, Inc.                     23,608
          3,445  UDR, Inc.                                              104,142
          1,064  Urstadt Biddle Properties, Inc.,
                    Class A                                              23,014
          2,980  Weingarten Realty Investors                            108,025
                                                                 --------------
                                                                      3,325,636
                                                                 --------------
                 REAL ESTATE MANAGEMENT & DEVELOPMENT
                    -- 0.4%
          7,824  CBRE Group, Inc., Class A (a)                          250,368
          2,498  Forestar Group, Inc. (a)                                43,590
                                                                 --------------
                                                                        293,958
                                                                 --------------
                 ROAD & RAIL -- 3.1%
          2,374  ArcBest Corp.                                           91,874
          3,953  Con-way, Inc.                                          171,442
          5,444  CSX Corp.                                              193,970
            492  Genesee & Wyoming, Inc., Class A (a)                    47,330
          4,619  Heartland Express, Inc.                                116,122
          2,536  J.B. Hunt Transport Services, Inc.                     202,297
          1,440  Kansas City Southern                                   176,817
          4,041  Knight Transportation, Inc.                            118,240
          3,251  Landstar System, Inc.                                  240,606
          2,085  Norfolk Southern Corp.                                 230,684
          3,322  Old Dominion Freight Line, Inc. (a)                    242,074
          2,233  Saia, Inc. (a)                                         109,462
          2,146  Union Pacific Corp.                                    249,902
                                                                 --------------
                                                                      2,190,820
                                                                 --------------
                 SEMICONDUCTORS & SEMICONDUCTOR
                    EQUIPMENT -- 3.6%
          3,450  Advanced Energy Industries, Inc. (a)                    68,241
         13,765  Advanced Micro Devices, Inc. (a)                        38,542
          8,076  Applied Materials, Inc.                                178,399
          3,343  Avago Technologies Ltd.                                288,334
          7,308  DSP Group, Inc. (a)                                     70,815
          1,768  First Solar, Inc. (a)                                  104,135
         11,772  Integrated Device Technology, Inc. (a)                 193,179
          2,215  KLA-Tencor Corp.                                       175,317
          3,894  Lam Research Corp.                                     303,187
          1,201  Microchip Technology, Inc.                              51,775
          8,490  Micron Technology, Inc. (a)                            280,934
          2,551  Microsemi Corp. (a)                                     66,505
          2,512  Monolithic Power Systems, Inc.                         111,005
          4,043  Skyworks Solutions, Inc.                               235,464
          7,459  SunEdison, Inc. (a)                                    145,525
          1,210  Synaptics, Inc. (a)                                     82,800


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 SEMICONDUCTORS & SEMICONDUCTOR
                    EQUIPMENT (CONTINUED)
          4,164  Tessera Technologies, Inc.                      $      126,544
                                                                 --------------
                                                                      2,520,701
                                                                 --------------
                 SOFTWARE -- 5.1%
          7,506  ACI Worldwide, Inc. (a)                                144,415
          1,487  Advent Software, Inc.                                   51,391
          2,112  Autodesk, Inc. (a)                                     121,524
          2,253  Blackbaud, Inc.                                        100,258
         10,910  Cadence Design Systems, Inc. (a)                       195,835
          2,446  Citrix Systems, Inc. (a)                               157,107
          1,851  Concur Technologies, Inc. (a)                          237,520
          4,901  Electronic Arts, Inc. (a)                              200,794
          6,303  EPIQ Systems, Inc.                                     101,100
          1,159  FactSet Research Systems, Inc.                         152,339
          7,432  Fortinet, Inc. (a)                                     193,604
          2,655  Intuit, Inc.                                           233,667
          1,940  Manhattan Associates, Inc. (a)                          77,813
          2,290  Mentor Graphics Corp.                                   48,525
          6,274  Microsoft Corp.                                        294,564
            495  MicroStrategy, Inc., Class A (a)                        79,636
            763  Monotype Imaging Holdings, Inc.                         21,829
          2,416  NetScout Systems, Inc. (a)                              89,054
            904  Progress Software Corp. (a)                             23,414
          2,544  PTC, Inc. (a)                                           97,054
          3,108  Red Hat, Inc. (a)                                      183,123
            986  salesforce.com, Inc. (a)                                63,094
          4,465  SolarWinds, Inc. (a)                                   212,311
          2,417  Synchronoss Technologies, Inc. (a)                     124,886
          4,797  Take-Two Interactive Software, Inc. (a)                126,881
          3,973  TIBCO Software, Inc. (a)                                92,849
            733  Tyler Technologies, Inc. (a)                            82,037
            663  Ultimate Software Group, (The),
                    Inc. (a)                                             99,788
                                                                 --------------
                                                                      3,606,412
                                                                 --------------
                 SPECIALTY RETAIL -- 4.3%
          1,801  Advance Auto Parts, Inc.                               264,675
            111  AutoZone, Inc. (a)                                      61,441
            862  Bed Bath & Beyond, Inc. (a)                             58,047
          1,221  CarMax, Inc. (a)                                        68,266
          3,171  Home Depot (The), Inc.                                 309,236
          3,474  L Brands, Inc.                                         250,545
          1,170  Lithia Motors, Inc., Class A                            90,815
          4,397  Lowe's Cos., Inc.                                      251,508
          6,568  MarineMax, Inc. (a)                                    125,909
          1,373  Men's Wearhouse (The), Inc.                             64,572
            445  Monro Muffler Brake, Inc.                               23,781
            774  O'Reilly Automotive, Inc. (a)                          136,131
         45,662  Office Depot, Inc. (a)                                 238,356


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 SPECIALTY RETAIL (CONTINUED)
          2,309  Ross Stores, Inc.                               $      186,383
          3,099  Select Comfort Corp. (a)                                79,613
          2,060  Signet Jewelers Ltd.                                   247,221
          1,812  Tiffany & Co.                                          174,169
          1,966  TJX (The) Cos., Inc.                                   124,487
            922  Tractor Supply Co.                                      67,509
          2,115  Williams-Sonoma, Inc.                                  137,538
          3,151  Zumiez, Inc. (a)                                       105,180
                                                                 --------------
                                                                      3,065,382
                                                                 --------------
                 TECHNOLOGY HARDWARE, STORAGE &
                    PERIPHERALS -- 1.5%
          2,887  Apple, Inc.                                            311,796
          1,329  Diebold, Inc.                                           47,086
          2,004  Electronics For Imaging, Inc. (a)                       91,623
          2,708  NetApp, Inc.                                           115,902
          2,376  SanDisk Corp.                                          223,677
          2,032  Seagate Technology PLC                                 127,671
          1,793  Western Digital Corp.                                  176,377
                                                                 --------------
                                                                      1,094,132
                                                                 --------------
                 TEXTILES, APPAREL & LUXURY GOODS --
                    2.5%
          2,422  Carter's, Inc.                                         189,231
          2,415  Deckers Outdoor Corp. (a)                              211,216
          1,336  G-III Apparel Group Ltd. (a)                           106,012
          2,184  Hanesbrands, Inc.                                      230,652
          3,261  NIKE, Inc., Class B                                    303,175
          1,441  PVH Corp.                                              164,778
            670  Steven Madden Ltd. (a)                                  21,005
          4,209  Under Armour, Inc., Class A (a)                        276,026
          3,524  VF Corp.                                               238,504
          1,767  Wolverine World Wide, Inc.                              47,957
                                                                 --------------
                                                                      1,788,556
                                                                 --------------
                 THRIFTS & MORTGAGE FINANCE -- 0.1%
          3,371  Bank Mutual Corp.                                       22,215
            609  BofI Holding, Inc. (a)                                  46,905
                                                                 --------------
                                                                         69,120
                                                                 --------------
                 TOBACCO -- 0.5%
          3,799  Altria Group, Inc.                                     183,644
          1,942  Lorillard, Inc.                                        119,433
            961  Reynolds American, Inc.                                 60,456
                                                                 --------------
                                                                        363,533
                                                                 --------------
                 TRADING COMPANIES & DISTRIBUTORS --
                    0.7%
          4,583  Aceto Corp.                                            104,218
            601  DXP Enterprises, Inc. (a)                               39,840


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 TRADING COMPANIES & DISTRIBUTORS
                    (CONTINUED)
          1,099  MSC Industrial Direct Co., Inc.,
                    Class A                                      $       88,986
          2,618  United Rentals, Inc. (a)                               288,137
                                                                 --------------
                                                                        521,181
                                                                 --------------
                 TOTAL COMMON STOCKS -- 100.0%                       70,646,886
                 (Cost $62,217,028)

                 MONEY MARKET FUNDS -- 0.1%
         49,082  Morgan Stanley Institutional
                    Liquidity Fund - Treasury
                    Portfolio - Institutional Class -
                    0.03% (b)                                            49,082
                 (Cost $49,082)                                  --------------

                 TOTAL INVESTMENTS -- 100.1%                         70,695,968
                 (Cost $62,266,110) (c)
                 NET OTHER ASSETS AND
                    LIABILITIES -- (0.1)%                               (36,726)
                                                                 --------------
                 NET ASSETS -- 100.0%                            $   70,659,242
                                                                 ==============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of October 31, 2014.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,852,090 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $422,232.

                See Notes to Quarterly Portfolio of Investments

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1              LEVEL 2           LEVEL 3
-------------------------------------------------------------------------------
Common Stocks*             $     70,646,886       $        --       $        --
Money Market Funds                   49,082                --                --
                           ----------------------------------------------------
Total Investments          $     70,695,968       $        --       $        --
                           ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS -- 100.0%
                 AEROSPACE & DEFENSE -- 3.5%
          4,427  Alliant Techsystems, Inc.                       $      517,782
          3,809  Esterline Technologies Corp. (a)                       446,072
         34,163  Exelis, Inc.                                           609,810
         10,858  Triumph Group, Inc.                                    756,042
                                                                 --------------
                                                                      2,329,706
                                                                 --------------
                 AIRLINES -- 1.1%
         66,508  JetBlue Airways Corp. (a)                              767,502
                                                                 --------------
                 AUTOMOBILES -- 0.4%
          5,486  Thor Industries, Inc.                                  290,155
                                                                 --------------
                 BANKS -- 4.8%
         67,833  First Niagara Financial Group, Inc.                    508,069
         16,053  FirstMerit Corp.                                       294,573
         25,499  Fulton Financial Corp.                                 302,928
          8,815  Hancock Holding Co.                                    310,200
         17,182  International Bancshares Corp.                         487,453
          2,471  Prosperity Bancshares, Inc.                            149,224
         18,192  TCF Financial Corp.                                    281,066
         18,398  Trustmark Corp.                                        447,623
         14,578  Valley National Bancorp (b)                            145,489
          9,695  Webster Financial Corp.                                303,841
                                                                 --------------
                                                                      3,230,466
                                                                 --------------
                 CAPITAL MARKETS -- 0.2%
          9,715  Janus Capital Group, Inc.                              145,628
                                                                 --------------
                 CHEMICALS -- 4.4%
          9,593  Albemarle Corp.                                        560,039
          4,071  Ashland, Inc.                                          439,953
         13,912  Cabot Corp.                                            645,934
          8,961  Cytec Industries, Inc.                                 417,851
         27,973  Olin Corp.                                             678,066
          8,585  Rayonier Advanced Materials,
                    Inc. (b)                                            244,930
                                                                 --------------
                                                                      2,986,773
                                                                 --------------
                 COMMERCIAL SERVICES & SUPPLIES --
                    1.5%
         60,837  Civeo Corp.                                            741,603
          5,240  Clean Harbors, Inc. (a)                                260,061
                                                                 --------------
                                                                      1,001,664
                                                                 --------------
                 COMMUNICATIONS EQUIPMENT -- 1.5%
         13,762  ADTRAN, Inc.                                           291,892
         14,190  InterDigital, Inc.                                     701,412
                                                                 --------------
                                                                        993,304
                                                                 --------------


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 CONSTRUCTION & ENGINEERING
                    -- 0.8%
         16,829  AECOM Technology Corp. (a) (b)                  $      547,784
                                                                 --------------
                 CONTAINERS & PACKAGING -- 3.1%
          4,654  AptarGroup, Inc.                                       289,665
          9,673  Greif, Inc., Class A                                   426,192
         14,845  Rock-Tenn Co., Class A                                 759,322
          3,006  Silgan Holdings, Inc.                                  147,775
         10,786  Sonoco Products Co.                                    440,824
                                                                 --------------
                                                                      2,063,778
                                                                 --------------
                 DIVERSIFIED CONSUMER SERVICES
                    -- 2.1%
         28,084  Apollo Education Group, Inc. (a)                       804,887
         13,199  DeVry Education Group, Inc.                            638,964
                                                                 --------------
                                                                      1,443,851
                                                                 --------------
                 ELECTRIC UTILITIES -- 5.6%
          8,801  Cleco Corp.                                            473,142
         23,378  Great Plains Energy, Inc.                              629,570
         15,962  Hawaiian Electric Industries, Inc. (b)                 449,490
         10,540  IDACORP, Inc.                                          666,444
          7,613  OGE Energy Corp.                                       283,889
         22,684  PNM Resources, Inc.                                    654,433
         16,561  Westar Energy, Inc.                                    626,171
                                                                 --------------
                                                                      3,783,139
                                                                 --------------
                 ELECTRICAL EQUIPMENT -- 0.7%
          6,596  Regal-Beloit Corp.                                     468,118
                                                                 --------------
                 ELECTRONIC EQUIPMENT, INSTRUMENTS &
                    COMPONENTS -- 4.4%
         10,209  Arrow Electronics, Inc. (a)                            580,483
         17,020  Avnet, Inc.                                            736,115
         16,420  Ingram Micro, Inc., Class A (a)                        440,713
          9,600  Tech Data Corp. (a)                                    573,312
         49,427  Vishay Intertechnology, Inc.                           667,759
                                                                 --------------
                                                                      2,998,382
                                                                 --------------
                 ENERGY EQUIPMENT & SERVICES
                    -- 5.2%
         16,166  Atwood Oceanics, Inc. (a)                              657,148
         32,018  Helix Energy Solutions Group,
                    Inc. (a)                                            852,959
         27,906  Rowan Cos. PLC, Class A                                677,279
          4,298  Superior Energy Services, Inc.                         108,095
         18,097  Tidewater, Inc.                                        667,236
         12,043  Unit Corp. (a)                                         583,122
                                                                 --------------
                                                                      3,545,839
                                                                 --------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 FOOD & STAPLES RETAILING -- 0.2%
          2,298  United Natural Foods, Inc. (a)                  $      156,310
                                                                 --------------
                 FOOD PRODUCTS -- 2.5%
         53,307  Dean Foods Co.                                         784,146
          7,694  Flowers Foods, Inc.                                    146,186
          5,592  Ingredion, Inc.                                        431,982
          1,656  Lancaster Colony Corp.                                 151,507
          5,047  Tootsie Roll Industries, Inc.                          149,644
                                                                 --------------
                                                                      1,663,465
                                                                 --------------
                 GAS UTILITIES -- 3.0%
          8,884  Atmos Energy Corp.                                     470,852
          4,037  National Fuel Gas Co.                                  279,481
         20,622  ONE Gas, Inc.                                          782,605
          6,337  Questar Corp.                                          152,785
          8,288  UGI Corp.                                              312,375
                                                                 --------------
                                                                      1,998,098
                                                                 --------------
                 HEALTH CARE EQUIPMENT & SUPPLIES --
                    0.4%
          2,867  ResMed, Inc.                                           149,715
          5,285  Thoratec Corp. (a)                                     143,646
                                                                 --------------
                                                                        293,361
                                                                 --------------
                 HEALTH CARE PROVIDERS & SERVICES --
                    2.9%
          5,157  Community Health Systems, Inc. (a)                     283,480
          6,127  Health Net, Inc. (a)                                   291,094
          6,125  LifePoint Hospitals, Inc. (a)                          428,750
          5,154  MEDNAX, Inc. (a)                                       321,764
          8,629  Owens & Minor, Inc.                                    287,518
          4,682  WellCare Health Plans, Inc. (a)                        317,768
                                                                 --------------
                                                                      1,930,374
                                                                 --------------
                 HOTELS, RESTAURANTS & LEISURE
                    -- 2.2%
          6,209  Cheesecake Factory (The), Inc.                         285,241
          8,374  International Game Technology                          137,250
         13,394  International Speedway Corp.,
                    Class A                                             419,634
         11,202  Life Time Fitness, Inc. (a)                            624,736
                                                                 --------------
                                                                      1,466,861
                                                                 --------------
                 HOUSEHOLD DURABLES -- 0.8%
         22,316  M.D.C. Holdings, Inc.                                  544,957
                                                                 --------------
                 INDUSTRIAL CONGLOMERATES -- 0.2%
          1,757  Carlisle Cos., Inc.                                    156,162
                                                                 --------------
                 INSURANCE -- 12.0%
          1,689  Alleghany Corp. (a)                                    750,389
          7,321  American Financial Group, Inc.                         438,016


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 INSURANCE (CONTINUED)
         16,514  Aspen Insurance Holdings Ltd.                   $      720,506
          4,360  Everest Re Group, Ltd.                                 744,034
         15,626  First American Financial Corp.                         473,780
          9,200  Hanover Insurance Group (The), Inc.                    615,848
         11,701  HCC Insurance Holdings, Inc.                           610,675
         16,546  Kemper Corp.                                           609,720
         11,577  Mercury General Corp.                                  614,970
          2,035  Protective Life Corp.                                  141,799
          7,052  Reinsurance Group of America, Inc.                     594,131
          7,064  RenaissanceRe Holdings Ltd.                            729,923
          6,708  StanCorp Financial Group, Inc.                         466,609
         11,821  W. R. Berkley Corp.                                    609,254
                                                                 --------------
                                                                      8,119,654
                                                                 --------------
                 INTERNET & CATALOG RETAIL -- 0.2%
          2,302  HSN, Inc.                                              152,093
                                                                 --------------
                 INTERNET SOFTWARE & SERVICES
                    -- 0.2%
          3,143  AOL, Inc. (a)                                          136,815
                                                                 --------------
                 IT SERVICES -- 1.7%
         15,854  Convergys Corp.                                        319,775
          8,416  DST Systems, Inc.                                      810,882
                                                                 --------------
                                                                      1,130,657
                                                                 --------------
                 LIFE SCIENCES TOOLS & SERVICES
                    -- 0.2%
          1,246  Bio-Rad Laboratories, Inc.,
                    Class A (a)                                         140,574
                                                                 --------------
                 MACHINERY -- 6.2%
         15,537  AGCO Corp.                                             688,444
          2,235  Crane Co.                                              139,352
         15,717  ITT Corp.                                              708,208
         10,259  Kennametal, Inc.                                       396,100
         12,798  Oshkosh Corp.                                          572,839
          7,520  SPX Corp.                                              712,821
          9,997  Timken (The) Co.                                       429,771
          4,188  Valmont Industries, Inc. (b)                           570,280
                                                                 --------------
                                                                      4,217,815
                                                                 --------------
                 MEDIA -- 0.9%
          2,518  John Wiley & Sons, Inc., Class A                       147,026
          6,601  Meredith Corp.                                         344,176
          6,029  Time, Inc. (a)                                         136,195
                                                                 --------------
                                                                        627,397
                                                                 --------------
                 METALS & MINING -- 3.8%
          9,386  Carpenter Technology Corp.                             469,770
         54,436  Cliffs Natural Resources, Inc. (b)                     611,316


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 METALS & MINING (CONTINUED)
         16,551  Commercial Metals Co.                           $      286,167
          8,261  Reliance Steel & Aluminum Co.                          557,452
         12,496  Steel Dynamics, Inc.                                   287,533
          9,116  TimkenSteel Corp.                                      369,927
                                                                 --------------
                                                                      2,582,165
                                                                 --------------
                 MULTILINE RETAIL -- 0.5%
          6,563  Big Lots, Inc.                                         299,601
                                                                 --------------
                 MULTI-UTILITIES -- 3.0%
          7,648  Alliant Energy Corp.                                   473,488
          8,851  Black Hills Corp.                                      484,415
         20,318  MDU Resources Group, Inc.                              572,561
         10,621  Vectren Corp.                                          477,414
                                                                 --------------
                                                                      2,007,878
                                                                 --------------
                 OIL, GAS & CONSUMABLE FUELS
                    -- 1.9%
          1,955  Energen Corp.                                          132,353
         12,936  HollyFrontier Corp.                                    587,036
         11,411  Peabody Energy Corp. (b)                               119,017
         10,616  World Fuel Services Corp.                              437,804
                                                                 --------------
                                                                      1,276,210
                                                                 --------------
                 PAPER & FOREST PRODUCTS -- 1.2%
         20,106  Domtar Corp.                                           825,753
                                                                 --------------
                 PROFESSIONAL SERVICES -- 0.6%
          6,045  ManpowerGroup, Inc.                                    403,504
                                                                 --------------
                 REAL ESTATE INVESTMENT TRUSTS
                     -- 1.3%
          8,222  Corrections Corp. of America                           302,405
          4,536  Rayonier, Inc.                                         151,820
          6,753  Senior Housing Properties Trust                        152,550
          3,870  Taubman Centers, Inc.                                  294,314
                                                                 --------------
                                                                        901,089
                                                                 --------------
                 REAL ESTATE MANAGEMENT &
                    DEVELOPMENT -- 0.2%
          1,118  Jones Lang LaSalle, Inc.                               151,165
                                                                 --------------
                 ROAD & RAIL -- 0.9%
         22,423  Werner Enterprises, Inc.                               617,529
                                                                 --------------
                 SEMICONDUCTORS & SEMICONDUCTOR
                    EQUIPMENT -- 1.0%
          9,096  Fairchild Semiconductor
                    International, Inc. (a)                             139,624
         29,141  Teradyne, Inc.                                         536,194
                                                                 --------------
                                                                        675,818
                                                                 --------------


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 SOFTWARE -- 0.4%
          7,117  Synopsys, Inc. (a)                              $      291,655
                                                                 --------------
                 SPECIALTY RETAIL -- 6.9%
         29,042  Aaron's, Inc.                                          719,080
          7,774  Abercrombie & Fitch Co., Class A                       260,274
          6,869  ANN, INC. (a)                                          263,701
         53,106  Ascena Retail Group, Inc. (a)                          661,170
          3,929  CST Brands, Inc.                                       150,284
          9,658  Dick's Sporting Goods, Inc.                            438,183
          7,615  Foot Locker, Inc.                                      426,516
         32,149  Guess?, Inc.                                           712,743
          5,325  Murphy USA, Inc. (a)                                   305,123
         23,272  Rent-A-Center, Inc.                                    720,734
                                                                 --------------
                                                                      4,657,808
                                                                 --------------
                 TECHNOLOGY HARDWARE, STORAGE &
                    PERIPHERALS -- 1.6%
         16,619  Lexmark International, Inc., Class A                   717,276
         12,684  NCR Corp. (a)                                          350,966
                                                                 --------------
                                                                      1,068,242
                                                                 --------------
                 THRIFTS & MORTGAGE FINANCE
                     -- 0.7%
         22,803  Astoria Financial Corp.                                299,859
          8,901  New York Community Bancorp, Inc.                       141,971
                                                                 --------------
                                                                        441,830
                                                                 --------------
                 TOBACCO -- 1.1%
         15,912  Universal Corp.                                        708,084
                                                                 --------------
                 TRADING COMPANIES & DISTRIBUTORS --
                    0.9%
          7,260  GATX Corp.                                             460,284
          4,645  NOW, Inc. (a) (b)                                      139,629
                                                                 --------------
                                                                        599,913
                                                                 --------------
                 WATER UTILITIES -- 0.2%
          6,004  Aqua America, Inc.                                     157,305
                                                                 --------------
                 WIRELESS TELECOMMUNICATION SERVICES
                    -- 0.9%
         23,583  Telephone & Data Systems, Inc.                         604,668
                                                                 --------------
                 TOTAL COMMON STOCKS -- 100.0%                       67,600,899
                 (Cost $69,534,735)                              --------------

                 MONEY MARKET FUNDS -- 0.2%
        138,965  Goldman Sachs Financial Square
                    Treasury Obligations Fund -
                    Institutional Class - 0.01% (c) (d)                 138,965
                 (Cost $138,965)                                 --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

OCTOBER 31, 2014 (UNAUDITED)


  PRINCIPAL
    VALUE        DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 REPURCHASE AGREEMENTS -- 2.1%
    $140,204     JPMorgan Chase & Co., 0.08%
                    (c), dated 10/31/14, due
                    11/03/14, with a maturity value
                    of $140,204. Collateralized by
                    U.S. Treasury Note, interest
                    rate of 0.750%, due 12/31/17.
                    The value of the collateral
                    including accrued interest is
                    $143,377. (d)                                $      140,204
      1,289,871  RBC Capital Markets LLC, 0.08%
                    (c), dated 10/31/14, due
                    11/03/14, with a maturity value
                    of $1,289,880. Collateralized by
                    U.S. Treasury Notes, interest
                    rates of 0.250% to 1.250%, due
                    11/30/15 to 11/30/18. The value
                    of the collateral including
                    accrued interest is $1,318,131. (d)               1,289,871

                 TOTAL REPURCHASE AGREEMENTS -- 2.1%                  1,430,075
                 (Cost $1,430,075)                               --------------

                 TOTAL INVESTMENTS -- 102.3%                         69,169,939
                 (Cost $71,103,775) (e)
                 NET OTHER ASSETS AND
                    LIABILITIES -- (2.3)%                            (1,537,323)
                                                                 --------------
                 NET ASSETS -- 100.0%                            $   67,632,616
                                                                 ==============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $1,566,829 and the total value of the collateral held by the Fund is $1,569,040.

(c)   Interest rate shown reflects yield as of October 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,317,726 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,251,562.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1              LEVEL 2           LEVEL 3
-------------------------------------------------------------------------------
Common Stocks*             $     67,600,899       $        --       $        --
Money Market Funds                  138,965                --                --
Repurchase Agreements                    --         1,430,075                --
                           ----------------------------------------------------
Total Investments          $     67,739,864       $ 1,430,075       $        --
                           ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS -- 100.0%
                 AEROSPACE & DEFENSE -- 1.5%
          2,778  B/E Aerospace, Inc. (a)                         $      206,822
          5,594  Huntington Ingalls Industries, Inc.                    591,957
                                                                 --------------
                                                                        798,779
                                                                 --------------
                 AIRLINES -- 0.8%
          8,034  Alaska Air Group, Inc.                                 427,650
                                                                 --------------
                 AUTO COMPONENTS -- 0.3%
          4,357  Gentex Corp.                                           142,648
                                                                 --------------
                 BANKS -- 2.3%
          6,695  Associated Banc-Corp.                                  125,866
          1,542  City National Corp.                                    121,371
          1,523  Cullen/Frost Bankers, Inc.                             123,074
          3,431  East West Bancorp, Inc.                                126,123
          5,657  PacWest Bancorp                                        241,328
          1,040  Signature Bank (a)                                     125,975
          3,120  SVB Financial Group (a)                                349,409
                                                                 --------------
                                                                      1,213,146
                                                                 --------------
                 BIOTECHNOLOGY -- 1.4%
          1,760  Cubist Pharmaceuticals, Inc. (a)                       127,230
          4,530  United Therapeutics Corp. (a)                          593,294
                                                                 --------------
                                                                        720,524
                                                                 --------------
                 BUILDING PRODUCTS -- 1.5%
          7,399  A.O. Smith Corp.                                       394,737
          8,510  Fortune Brands Home & Security, Inc.                   368,057
                                                                 --------------
                                                                        762,794
                                                                 --------------
                 CAPITAL MARKETS -- 1.4%
          6,181  Eaton Vance Corp.                                      227,646
         12,901  SEI Investments Co.                                    498,753
                                                                 --------------
                                                                        726,399
                                                                 --------------
                 CHEMICALS -- 4.5%
          5,668  Minerals Technologies, Inc.                            434,792
            919  NewMarket Corp.                                        356,581
          9,834  PolyOne Corp.                                          363,956
         10,188  RPM International, Inc.                                461,516
          2,119  Scotts Miracle-Gro (The) Co., Class
                    A                                                   125,530
          7,384  Valspar (The) Corp.                                    606,670
                                                                 --------------
                                                                      2,349,045
                                                                 --------------
                 COMMERCIAL SERVICES & SUPPLIES --
                    3.4%
          8,458  Deluxe Corp.                                           514,247
          7,813  Herman Miller, Inc.                                    250,016
          3,242  HNI Corp.                                              151,239
         21,252  R.R. Donnelley & Sons Co.                              370,847


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 COMMERCIAL SERVICES & SUPPLIES
                    (CONTINUED)
          3,984  Rollins, Inc.                                   $      126,970
          7,211  Waste Connections, Inc.                                359,829
                                                                 --------------
                                                                      1,773,148
                                                                 --------------
                 COMMUNICATIONS EQUIPMENT -- 2.3%
         20,564  ARRIS Group, Inc. (a)                                  617,331
          9,110  JDS Uniphase Corp. (a)                                 122,621
          4,882  Plantronics, Inc.                                      253,229
         12,577  Riverbed Technology, Inc. (a)                          238,837
                                                                 --------------
                                                                      1,232,018
                                                                 --------------
                 CONSTRUCTION MATERIALS -- 1.0%
          5,727  Eagle Materials, Inc.                                  500,712
                                                                 --------------
                 CONTAINERS & PACKAGING -- 0.7%
          5,481  Packaging Corp. of America                             395,070
                                                                 --------------
                 DISTRIBUTORS -- 0.7%
         13,159  LKQ Corp. (a)                                          375,953
                                                                 --------------
                 DIVERSIFIED CONSUMER SERVICES -- 1.4%
            333  Graham Holdings Co., Class B                           260,939
         22,064  Service Corp. International                            482,539
                                                                 --------------
                                                                        743,478
                                                                 --------------
                 DIVERSIFIED FINANCIAL SERVICES --
                    1.4%
          4,358  CBOE Holdings, Inc.                                    256,861
          9,920  MSCI, Inc.                                             462,867
                                                                 --------------
                                                                        719,728
                                                                 --------------
                 DIVERSIFIED TELECOMMUNICATION
                    SERVICES -- 0.9%
         11,210  tw telecom, Inc. (a)                                   479,564
                                                                 --------------
                 ELECTRICAL EQUIPMENT -- 1.1%
          1,983  Acuity Brands, Inc.                                    276,490
          2,901  Hubbell, Inc., Class B                                 329,002
                                                                 --------------
                                                                        605,492
                                                                 --------------
                 ELECTRONIC EQUIPMENT, INSTRUMENTS &
                    COMPONENTS -- 1.8%
         11,583  Cognex Corp. (a)                                       458,224
          3,771  National Instruments Corp.                             119,465
          4,929  Zebra Technologies Corp., Class A
                    (a)                                                 363,514
                                                                 --------------
                                                                        941,203
                                                                 --------------
                 ENERGY EQUIPMENT & SERVICES
                    -- 1.5%
          5,670  Dresser-Rand Group, Inc. (a)                           463,239


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 ENERGY EQUIPMENT & SERVICES
                    (CONTINUED)
         14,341  Patterson-UTI Energy, Inc.                      $      330,273
                                                                 --------------
                                                                        793,512
                                                                 --------------
                 FOOD & STAPLES RETAILING -- 1.1%
         65,222  SUPERVALU, Inc. (a)                                    562,866
                                                                 --------------
                 FOOD PRODUCTS -- 2.3%
          5,697  Hain Celestial Group (The), Inc. (a)                   616,700
         16,050  WhiteWave Foods (The) Co. (a)                          597,542
                                                                 --------------
                                                                      1,214,242
                                                                 --------------
                 HEALTH CARE EQUIPMENT & SUPPLIES --
                    5.1%
          2,257  Align Technology, Inc. (a)                             118,763
          2,995  Cooper (The) Cos., Inc.                                490,880
          8,443  Hill-Rom Holdings, Inc.                                375,545
          9,586  Hologic, Inc. (a)                                      251,057
            991  IDEXX Laboratories, Inc. (a)                           140,395
          3,041  Sirona Dental Systems, Inc. (a)                        238,871
         10,805  STERIS Corp.                                           667,749
          3,331  Teleflex, Inc.                                         380,134
                                                                 --------------
                                                                      2,663,394
                                                                 --------------
                 HEALTH CARE PROVIDERS & SERVICES --
                    2.7%
          3,003  Henry Schein, Inc. (a)                                 360,450
          5,620  Omnicare, Inc.                                         374,236
         14,826  VCA, Inc. (a)                                          675,621
                                                                 --------------
                                                                      1,410,307
                                                                 --------------
                 HOTELS, RESTAURANTS & LEISURE -- 3.3%
          7,224  Bally Technologies, Inc. (a)                           580,810
          9,183  Brinker International, Inc.                            492,576
          4,546  Domino's Pizza, Inc.                                   403,639
          1,434  Panera Bread Co., Class A (a)                          231,792
                                                                 --------------
                                                                      1,708,817
                                                                 --------------
                 HOUSEHOLD DURABLES -- 3.7%
          9,699  Jarden Corp. (a)                                       631,308
            516  NVR, Inc. (a)                                          633,431
         10,382  Tempur Sealy International, Inc. (a)                   546,509
          3,742  Toll Brothers, Inc. (a)                                119,557
                                                                 --------------
                                                                      1,930,805
                                                                 --------------
                 HOUSEHOLD PRODUCTS -- 1.3%
          3,325  Church & Dwight Co., Inc.                              240,763
          3,785  Energizer Holdings, Inc.                               464,230
                                                                 --------------
                                                                        704,993
                                                                 --------------


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 INSURANCE -- 1.4%
          7,711  Arthur J. Gallagher & Co.                       $      367,815
         10,881  Brown & Brown, Inc.                                    346,668
                                                                 --------------
                                                                        714,483
                                                                 --------------
                 INTERNET SOFTWARE & SERVICES -- 2.3%
         17,024  Conversant, Inc. (a)                                   600,096
          2,194  Equinix, Inc.                                          458,326
          3,583  Rackspace Hosting, Inc. (a)                            137,444
                                                                 --------------
                                                                      1,195,866
                                                                 --------------
                 IT SERVICES -- 3.8%
         11,206  Broadridge Financial Solutions, Inc.                   492,280
          6,351  Gartner, Inc. (a)                                      512,589
          5,005  Global Payments, Inc.                                  402,902
          2,097  Jack Henry & Associates, Inc.                          125,443
          4,227  WEX, Inc. (a)                                          480,018
                                                                 --------------
                                                                      2,013,232
                                                                 --------------
                 LEISURE PRODUCTS -- 1.6%
          5,536  Brunswick Corp.                                        259,085
          3,892  Polaris Industries, Inc.                               587,147
                                                                 --------------
                                                                        846,232
                                                                 --------------
                 LIFE SCIENCES TOOLS & SERVICES --
                    2.3%
          4,987  Bio-Techne Corp.                                       454,066
          7,808  Charles River Laboratories
                    International, Inc. (a)                             493,153
            912  Mettler-Toledo International, Inc.
                    (a)                                                 235,725
                                                                 --------------
                                                                      1,182,944
                                                                 --------------
                 MACHINERY -- 4.4%
          9,244  CLARCOR, Inc.                                          618,978
          1,613  IDEX Corp.                                             120,830
          1,688  Lincoln Electric Holdings, Inc.                        122,346
          1,531  Nordson Corp.                                          117,198
         12,479  Trinity Industries, Inc.                               445,625
          5,758  Wabtec Corp.                                           496,916
          7,348  Woodward, Inc.                                         376,291
                                                                 --------------
                                                                      2,298,184
                                                                 --------------
                 MARINE -- 0.8%
          3,958  Kirby Corp. (a)                                        437,676
                                                                 --------------
                 MEDIA -- 2.3%
         13,702  Cinemark Holdings, Inc.                                483,954
          4,278  DreamWorks Animation SKG, Inc.,
                    Class A (a)                                          95,314



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 MEDIA (CONTINUED)
         24,274  Live Nation Entertainment, Inc. (a)             $      631,124
                                                                 --------------
                                                                      1,210,392
                                                                 --------------
                 METALS & MINING -- 1.1%
          2,768  Compass Minerals International, Inc.                   237,162
          9,399  Worthington Industries, Inc.                           363,272
                                                                 --------------
                                                                        600,434
                                                                 --------------
                 OIL, GAS & CONSUMABLE FUELS -- 0.5%
          4,484  SM Energy Co.                                          252,449
                                                                 --------------
                 PHARMACEUTICALS -- 1.2%
          1,706  Endo International PLC (a)                             114,166
          3,732  Salix Pharmaceuticals Ltd. (a)                         536,848
                                                                 --------------
                                                                        651,014
                                                                 --------------
                 PROFESSIONAL SERVICES -- 0.5%
          6,670  FTI Consulting, Inc. (a)                               269,335
                                                                 --------------
                 REAL ESTATE INVESTMENT TRUSTS -- 6.2%
         13,576  Duke Realty Corp.                                      257,401
          6,782  Extra Space Storage, Inc.                              394,441
          1,968  Federal Realty Investment Trust                        259,383
          5,995  Highwoods Properties, Inc.                             257,006
          3,924  Kilroy Realty Corp.                                    265,812
         13,622  LaSalle Hotel Properties                               534,119
          1,776  Mid-America Apartment Communities,
                    Inc.                                                125,492
          6,820  OMEGA Healthcare Investors, Inc. (b)                   260,251
          2,899  Potlatch Corp.                                         127,527
          4,332  Regency Centers Corp.                                  262,952
          8,558  UDR, Inc.                                              258,708
          7,404  Weingarten Realty Investors                            268,395
                                                                 --------------
                                                                      3,271,487
                                                                 --------------
                 ROAD & RAIL -- 4.3%
          9,819  Con-way, Inc.                                          425,850
          1,223  Genesee & Wyoming, Inc., Class A (a)                   117,653
          6,298  J.B. Hunt Transport Services, Inc.                     502,391
          8,076  Landstar System, Inc.                                  597,705
          8,254  Old Dominion Freight Line, Inc. (a)                    601,469
                                                                 --------------
                                                                      2,245,068
                                                                 --------------
                 SEMICONDUCTORS & SEMICONDUCTOR
                    EQUIPMENT -- 2.9%
         34,197  Advanced Micro Devices, Inc. (a) (b)                    95,751
         29,243  Integrated Device Technology, Inc.
                    (a)                                                 479,878


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 SEMICONDUCTORS & SEMICONDUCTOR
                    EQUIPMENT (CONTINUED)
         10,042  Skyworks Solutions, Inc.                        $      584,846
         18,531  SunEdison, Inc. (a)                                    361,540
                                                                 --------------
                                                                      1,522,015
                                                                 --------------
                 SOFTWARE -- 7.2%
         18,648  ACI Worldwide, Inc. (a)                                358,788
          3,696  Advent Software, Inc.                                  127,734
         27,106  Cadence Design Systems, Inc. (a)                       486,553
          4,597  Concur Technologies, Inc. (a)                          589,887
          2,879  FactSet Research Systems, Inc.                         378,416
         18,463  Fortinet, Inc. (a)                                     480,961
          5,691  Mentor Graphics Corp.                                  120,592
          6,321  PTC, Inc. (a)                                          241,146
         11,094  SolarWinds, Inc. (a)                                   527,520
          9,871  TIBCO Software, Inc. (a)                               230,685
          1,650  Ultimate Software Group,
                    (The), Inc. (a)                                     248,341
                                                                 --------------
                                                                      3,790,623
                                                                 --------------
                 SPECIALTY RETAIL -- 4.2%
          4,475  Advance Auto Parts, Inc.                               657,646
        113,439  Office Depot, Inc. (a)                                 592,151
          5,117  Signet Jewelers Ltd.                                   614,091
          5,255  Williams-Sonoma, Inc.                                  341,733
                                                                 --------------
                                                                      2,205,621
                                                                 --------------
                 TECHNOLOGY HARDWARE, STORAGE &
                    PERIPHERALS -- 0.2%
          3,301  Diebold, Inc.                                          116,954
                                                                 --------------
                 TEXTILES, APPAREL & LUXURY GOODS --
                    3.0%
          6,019  Carter's, Inc.                                         470,264
          5,999  Deckers Outdoor Corp. (a)                              524,673
          5,428  Hanesbrands, Inc.                                      573,251
                                                                 --------------
                                                                      1,568,188
                                                                 --------------
                 TRADING COMPANIES & DISTRIBUTORS --
                    0.4%
          2,730  MSC Industrial Direct Co., Inc.,
                    Class A                                             221,048
                                                                 --------------
                 TOTAL COMMON STOCKS -- 100.0%                       52,509,532
                 (Cost $48,037,285)                              --------------

                 MONEY MARKET FUNDS -- 0.0%
         23,093  Goldman Sachs Financial Square
                    Treasury Obligations Fund -
                    Institutional Class - 0.01% (c) (d)                  23,093
                 (Cost $23,093)                                  --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

OCTOBER 31, 2014 (UNAUDITED)


  PRINCIPAL
    VALUE        DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 REPURCHASE AGREEMENTS -- 0.5%
        $23,298  JPMorgan Chase & Co., 0.08% (c),
                    dated 10/31/14, due 11/03/14,
                    with a maturity value of $23,299.
                    Collateralized by U.S. Treasury
                    Note, interest rate of 0.750%,
                    due 12/31/17. The value of the
                    collateral including accrued
                    interest is $23,826. (d)                     $       23,298
        214,345  RBC Capital Markets LLC, 0.08% (c),
                    dated 10/31/14, due 11/03/14,
                    with a maturity value of
                    $214,347. Collateralized by U.S.
                    Treasury Notes, interest rates of
                    0.250% to 1.250%, due 11/30/15 to
                    11/30/18. The value of the
                    collateral including accrued
                    interest is $219,041. (d)                           214,345
                                                                 --------------
                 TOTAL REPURCHASE AGREEMENTS
                    -- 0.5%                                             237,643
                 (Cost $237,643)                                 --------------

                 TOTAL INVESTMENTS -- 100.5%                         52,770,268
                 (Cost $48,298,021) (e)
                 NET OTHER ASSETS AND
                    LIABILITIES -- (0.5)%                              (242,760)
                                                                 --------------
                 NET ASSETS -- 100.0%                            $   52,527,508
                                                                 ==============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $248,704 and the total value of the collateral held by the Fund is $260,736.

(c)   Interest rate shown reflects yield as of October 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,913,729 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $441,482.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1              LEVEL 2           LEVEL 3
-------------------------------------------------------------------------------
Common Stocks*             $     52,509,532       $        --       $        --
Money Market Funds                   23,093                --                --
Repurchase Agreements                    --           237,643                --
                           ----------------------------------------------------
Total Investments          $     52,532,625       $   237,643       $        --
                           ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS -- 99.9%
                 AEROSPACE & DEFENSE -- 2.9%
         16,227  AAR Corp.                                       $      430,016
          3,567  Curtiss-Wright Corp.                                   246,872
          9,852  Engility Holdings, Inc. (a)                            425,606
          6,455  National Presto Industries, Inc.                       407,052
          2,501  Teledyne Technologies, Inc. (a)                        259,179
                                                                 --------------
                                                                      1,768,725
                                                                 --------------
                 AIR FREIGHT & LOGISTICS -- 0.8%
         11,868  Atlas Air Worldwide Holdings, Inc.
                    (a)                                                 438,167
          1,894  Hub Group, Inc., Class A (a)                            68,733
                                                                 --------------
                                                                        506,900
                                                                 --------------
                 AIRLINES -- 1.0%
         50,369  SkyWest, Inc.                                          580,251
                                                                 --------------
                 AUTO COMPONENTS -- 1.2%
          6,829  Standard Motor Products, Inc.                          269,882
         22,355  Superior Industries International,
                    Inc.                                                436,146
                                                                 --------------
                                                                        706,028
                                                                 --------------
                 BANKS -- 4.9%
          3,991  Banner Corp.                                           172,491
          3,645  City Holding Co.                                       163,988
          2,286  Community Bank System, Inc.                             87,211
          5,350  CVB Financial Corp.                                     84,423
          6,403  F.N.B. Corp.                                            81,894
         49,500  First BanCorp (a)                                      257,895
         18,302  First Commonwealth Financial Corp.                     171,124
          4,850  First Financial Bancorp                                 85,069
          3,808  Hanmi Financial Corp.                                   81,682
          2,149  Independent Bank Corp.                                  87,679
         15,814  National Penn Bancshares, Inc.                         162,726
         10,441  NBT Bancorp, Inc.                                      268,125
         18,128  Old National Bancorp                                   263,762
          6,545  S&T Bancorp, Inc.                                      180,577
         23,512  Susquehanna Bancshares, Inc.                           230,653
          5,334  Tompkins Financial Corp.                               267,767
          1,407  UMB Financial Corp.                                     83,829
          2,482  United Bankshares, Inc.                                 85,083
          3,437  Wintrust Financial Corp.                               159,202
                                                                 --------------
                                                                      2,975,180
                                                                 --------------
                 BUILDING PRODUCTS -- 1.6%
          5,608  Gibraltar Industries, Inc. (a)                          85,522
         20,643  Griffon Corp.                                          253,703
          5,268  Simpson Manufacturing Co., Inc.                        174,265
          9,175  Universal Forest Products, Inc.                        458,475
                                                                 --------------
                                                                        971,965
                                                                 --------------


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 CAPITAL MARKETS -- 2.1%
         34,771  Calamos Asset Management, Inc., Class
                    A                                            $      476,363
         19,486  Investment Technology Group, Inc. (a)                  349,384
          7,501  Piper Jaffray Cos. (a)                                 423,506
                                                                 --------------
                                                                      1,249,253
                                                                 --------------
                 CHEMICALS -- 5.2%
          2,123  A. Schulman, Inc.                                       75,175
         12,132  Calgon Carbon Corp. (a)                                255,136
         32,958  FutureFuel Corp.                                       439,000
          6,539  Hawkins, Inc.                                          251,817
          2,787  Innophos Holdings, Inc.                                158,859
          4,969  Intrepid Potash, Inc. (a)                               66,833
         13,202  Kraton Performance Polymers, Inc. (a)                  236,184
          8,600  LSB Industries, Inc. (a)                               322,758
         15,101  OM Group, Inc.                                         393,079
          2,142  Quaker Chemical Corp.                                  175,815
          6,920  Stepan Co.                                             306,418
         16,681  Tredegar Corp.                                         317,273
         10,952  Zep, Inc.                                              175,889
                                                                 --------------
                                                                      3,174,236
                                                                 --------------
                 COMMERCIAL SERVICES & SUPPLIES -- 3.3%
          9,152  ABM Industries, Inc.                                   252,961
          4,757  Interface, Inc.                                         76,255
         15,688  Tetra Tech, Inc.                                       420,595
          4,057  UniFirst Corp.                                         452,599
          8,174  United Stationers, Inc.                                341,428
         18,977  Viad Corp.                                             484,103
                                                                 --------------
                                                                      2,027,941
                                                                 --------------
                 COMMUNICATIONS EQUIPMENT -- 1.6%
         15,840  Bel Fuse, Inc., Class B                                448,114
          2,067  Comtech Telecommunications Corp.                        78,691
         20,473  Digi International, Inc. (a)                           169,516
          7,524  NETGEAR, Inc. (a)                                      256,117
                                                                 --------------
                                                                        952,438
                                                                 --------------
                 CONSTRUCTION & ENGINEERING -- 1.4%
         13,802  Aegion Corp. (a)                                       252,853
         11,332  Comfort Systems USA, Inc.                              174,059
          5,884  EMCOR Group, Inc.                                      259,661
         15,386  Orion Marine Group, Inc. (a)                           168,631
                                                                 --------------
                                                                        855,204
                                                                 --------------
                 CONSUMER FINANCE -- 2.0%
          8,947  Cash America International, Inc.                       439,745
         30,989  EZCORP, Inc., Class A (a)                              349,556


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 CONSUMER FINANCE (CONTINUED)
          5,806  World Acceptance Corp. (a)                      $      416,058
                                                                 --------------
                                                                      1,205,359
                                                                 --------------
                 CONTAINERS & PACKAGING -- 0.1%
          4,352  Myers Industries, Inc.                                  65,019
                                                                 --------------
                 DIVERSIFIED CONSUMER SERVICES -- 0.2%
          8,211  Universal Technical Institute, Inc.                     97,793
                                                                 --------------
                 DIVERSIFIED TELECOMMUNICATION
                    SERVICES -- 0.8%
          5,698  Atlantic Tele-Network, Inc.                            382,849
         22,782  Cincinnati Bell, Inc. (a)                               83,610
                                                                 --------------
                                                                        466,459
                                                                 --------------
                 ELECTRIC UTILITIES -- 1.6%
          6,918  ALLETE, Inc.                                           361,396
          6,433  El Paso Electric Co.                                   243,425
          8,675  UIL Holdings Corp.                                     356,890
                                                                 --------------
                                                                        961,711
                                                                 --------------
                 ELECTRICAL EQUIPMENT -- 1.5%
          8,280  Encore Wire Corp.                                      314,143
          4,420  Franklin Electric Co., Inc.                            165,043
          9,591  Powell Industries, Inc.                                436,678
                                                                 --------------
                                                                        915,864
                                                                 --------------
                 ELECTRONIC EQUIPMENT, INSTRUMENTS &
                    COMPONENTS -- 7.5%
          2,771  Anixter International, Inc.                            236,006
         17,644  Benchmark Electronics, Inc. (a)                        418,516
          6,278  Checkpoint Systems, Inc. (a)                            83,246
          2,502  Coherent, Inc. (a)                                     163,005
          4,832  CTS Corp.                                               88,909
         26,841  Fabrinet (a)                                           488,775
         26,092  II-VI, Inc. (a)                                        351,981
         17,317  Insight Enterprises, Inc. (a)                          393,962
          1,803  Littelfuse, Inc.                                       175,865
          8,316  Plexus Corp. (a)                                       343,867
          6,659  Rofin-Sinar Technologies, Inc. (a)                     149,095
          4,294  Rogers Corp. (a)                                       293,581
         14,722  Sanmina Corp. (a)                                      369,080
         11,329  ScanSource, Inc. (a)                                   432,541
          3,638  SYNNEX Corp.                                           251,677
         45,096  TTM Technologies, Inc. (a)                             311,613
                                                                 --------------
                                                                      4,551,719
                                                                 --------------
                 ENERGY EQUIPMENT & SERVICES -- 4.4%
          5,831  Bristow Group, Inc.                                    430,911
          3,465  Exterran Holdings, Inc.                                136,278


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 ENERGY EQUIPMENT & SERVICES
                    (CONTINUED)
         22,783  Gulf Island Fabrication, Inc.                   $      481,633
         12,500  GulfMark Offshore, Inc., Class A                       377,000
         11,973  Hornbeck Offshore Services, Inc. (a)                   367,092
         63,719  Paragon Offshore PLC (a)                               310,311
         10,952  Pioneer Energy Services Corp. (a)                      100,539
          5,239  SEACOR Holdings, Inc. (a)                              431,956
          7,096  TETRA Technologies, Inc. (a)                            67,625
                                                                 --------------
                                                                      2,703,345
                                                                 --------------
                 FOOD & STAPLES RETAILING -- 0.6%
         15,789  SpartanNash Co.                                        353,831
                                                                 --------------
                 FOOD PRODUCTS -- 1.5%
          1,719  Cal-Maine Foods, Inc.                                  150,911
          4,456  Sanderson Farms, Inc.                                  374,215
         10,738  Seneca Foods Corp., Class A (a)                        288,637
          2,897  Snyder's-Lance, Inc.                                    86,302
                                                                 --------------
                                                                        900,065
                                                                 --------------
                 GAS UTILITIES -- 2.3%
          5,067  Laclede Group (The), Inc.                              257,252
          3,040  New Jersey Resources Corp.                             177,779
          5,565  Northwest Natural Gas Co.                              261,165
          4,580  Piedmont Natural Gas Co., Inc.                         174,086
          2,878  South Jersey Industries, Inc.                          168,766
          6,322  Southwest Gas Corp.                                    367,245
                                                                 --------------
                                                                      1,406,293
                                                                 --------------
                 HEALTH CARE EQUIPMENT & SUPPLIES --
                    2.1%
          3,676  Analogic Corp.                                         268,127
          2,084  CONMED Corp.                                            87,507
          5,518  Greatbatch, Inc. (a)                                   276,948
          2,393  ICU Medical, Inc. (a)                                  169,664
          4,340  Meridian Bioscience, Inc.                               80,464
         25,850  Merit Medical Systems, Inc. (a)                        391,628
                                                                 --------------
                                                                      1,274,338
                                                                 --------------
                 HEALTH CARE PROVIDERS & SERVICES --
                    2.3%
          2,826  Almost Family, Inc. (a)                                 83,197
            746  Chemed Corp.                                            77,107
         19,097  Hanger, Inc. (a)                                       456,991
          3,957  Kindred Healthcare, Inc.                                86,065
         10,135  LHC Group, Inc. (a)                                    246,787
          7,160  Magellan Health, Inc. (a)                              433,323
                                                                 --------------
                                                                      1,383,470
                                                                 --------------
                 HEALTH CARE TECHNOLOGY -- 0.3%
          1,335  Computer Programs & Systems, Inc.                       84,079


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 HEALTH CARE TECHNOLOGY (CONTINUED)
          3,705  MedAssets, Inc. (a)                             $       80,250
                                                                 --------------
                                                                        164,329
                                                                 --------------
                 HOTELS, RESTAURANTS & LEISURE -- 1.9%
          1,153  Biglari Holdings, Inc. (a)                             402,581
          7,557  Boyd Gaming Corp. (a)                                   87,283
         12,343  Interval Leisure Group, Inc.                           259,697
         19,437  Marcus (The) Corp.                                     332,956
          1,211  Marriott Vacations Worldwide Corp.                      84,092
                                                                 --------------
                                                                      1,166,609
                                                                 --------------
                 HOUSEHOLD DURABLES -- 3.8%
         13,469  Ethan Allen Interiors, Inc.                            381,173
          4,477  Helen of Troy Ltd. (a)                                 276,902
         19,772  M/I Homes, Inc. (a)                                    425,889
         11,039  Meritage Homes Corp. (a)                               406,125
         11,789  Ryland Group (The), Inc.                               422,164
         52,320  Standard Pacific Corp. (a)                             387,168
                                                                 --------------
                                                                      2,299,421
                                                                 --------------
                 HOUSEHOLD PRODUCTS -- 0.1%
          9,549  Central Garden & Pet Co., Class A (a)                   82,026
                                                                 --------------
                 INSURANCE -- 4.3%
          8,247  Horace Mann Educators Corp.                            250,791
          3,673  Infinity Property & Casualty Corp.                     268,166
         13,124  Meadowbrook Insurance Group, Inc.                       83,600
          4,994  Navigators Group (The), Inc. (a)                       340,042
          8,892  ProAssurance Corp.                                     415,968
          5,697  Safety Insurance Group, Inc.                           355,379
         13,871  Selective Insurance Group, Inc.                        358,149
          5,232  Stewart Information Services Corp.                     184,794
         11,059  United Fire Group, Inc.                                359,196
                                                                 --------------
                                                                      2,616,085
                                                                 --------------
                 INTERNET & CATALOG RETAIL -- 0.2%
         11,291  PetMed Express, Inc.                                   149,154
                                                                 --------------
                 INTERNET SOFTWARE & SERVICES -- 0.9%
         28,500  Liquidity Services, Inc. (a)                           364,230
         42,750  Monster Worldwide, Inc. (a)                            165,015
                                                                 --------------
                                                                        529,245
                                                                 --------------
                 IT SERVICES -- 2.4%
          5,498  CACI International, Inc., Class A (a)                  452,430
         12,581  ExlService Holdings, Inc. (a)                          352,142
         19,613  Sykes Enterprises, Inc. (a)                            422,464
          9,566  TeleTech Holdings, Inc. (a)                            246,899
                                                                 --------------
                                                                      1,473,935
                                                                 --------------


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 MACHINERY -- 4.0%
         10,062  Actuant Corp., Class A                          $      318,865
          4,511  Albany International Corp., Class A                    170,425
          6,447  Astec Industries, Inc.                                 244,406
         10,119  Barnes Group, Inc.                                     369,951
         13,048  Briggs & Stratton Corp.                                263,700
          4,415  ESCO Technologies, Inc.                                167,858
          2,054  Lindsay Corp.                                          180,136
         10,760  Mueller Industries, Inc.                               349,270
          2,071  Standex International Corp.                            178,624
         19,892  Titan International, Inc.                              210,059
                                                                 --------------
                                                                      2,453,294
                                                                 --------------
                 MARINE -- 0.1%
          3,067  Matson, Inc.                                            87,379
                                                                 --------------
                 MEDIA -- 0.8%
         36,911  Harte-Hanks, Inc.                                      240,290
          7,275  Scholastic Corp.                                       253,243
                                                                 --------------
                                                                        493,533
                                                                 --------------
                 METALS & MINING -- 1.8%
          4,029  Kaiser Aluminum Corp.                                  280,217
         10,013  Materion Corp.                                         395,013
         14,930  Olympic Steel, Inc.                                    300,391
          6,227  RTI International Metals, Inc. (a)                     146,646
                                                                 --------------
                                                                      1,122,267
                                                                 --------------
                 MULTILINE RETAIL -- 0.3%
         10,968  Fred's, Inc., Class A                                  172,198
                                                                 --------------
                 MULTI-UTILITIES -- 1.0%
         10,059  Avista Corp.                                           356,591
          5,184  NorthWestern Corp.                                     273,923
                                                                 --------------
                                                                        630,514
                                                                 --------------
                 OIL, GAS & CONSUMABLE FUELS -- 2.9%
         27,026  Approach Resources, Inc. (a)                           267,557
         24,335  Cloud Peak Energy, Inc. (a)                            291,290
         16,493  Comstock Resources, Inc.                               195,277
          9,239  Contango Oil & Gas Co. (a)                             337,870
          8,213  Green Plains, Inc.                                     280,885
         18,499  Penn Virginia Corp. (a)                                158,536
         31,990  Swift Energy Co. (a)                                   219,132
                                                                 --------------
                                                                      1,750,547
                                                                 --------------
                 PAPER & FOREST PRODUCTS -- 2.1%
          5,095  Boise Cascade Co. (a)                                  183,726
          5,109  Clearwater Paper Corp. (a)                             328,764
          2,871  Neenah Paper, Inc.                                     175,160
         17,853  P.H. Glatfelter Co.                                    450,431


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 PAPER & FOREST PRODUCTS (CONTINUED)
          3,717  Schweitzer-Mauduit International,
                    Inc.                                         $      160,054
                                                                 --------------
                                                                      1,298,135
                                                                 --------------
                 PERSONAL PRODUCTS -- 0.2%
          4,677  Medifast, Inc. (a)                                     148,448
                                                                 --------------
                 PROFESSIONAL SERVICES -- 2.3%
         21,150  CDI Corp.                                              363,568
          1,083  Exponent, Inc.                                          86,445
          3,738  Heidrick & Struggles International,
                    Inc.                                                 77,825
         25,008  Kelly Services, Inc., Class A                          440,891
         12,333  Korn/Ferry International (a)                           344,461
          5,508  Resources Connection, Inc.                              85,209
                                                                 --------------
                                                                      1,398,399
                                                                 --------------
                 REAL ESTATE INVESTMENT TRUSTS -- 2.2%
          2,804  Agree Realty Corp.                                      85,830
         22,380  Associated Estates Realty Corp.                        437,081
         25,090  Capstead Mortgage Corp.                                318,894
          3,030  EPR Properties                                         169,983
          2,009  Geo Group, (The), Inc.                                  80,240
          9,032  Getty Realty Corp.                                     168,086
          3,504  Government Properties Income Trust                      79,961
                                                                 --------------
                                                                      1,340,075
                                                                 --------------
                 ROAD & RAIL -- 0.9%
         15,789  Celadon Group, Inc.                                    307,254
         10,317  Roadrunner Transportation Systems,
                    Inc. (a)                                            212,633
                                                                 --------------
                                                                        519,887
                                                                 --------------
                 SEMICONDUCTORS & SEMICONDUCTOR
                    EQUIPMENT -- 2.5%
          7,305  Brooks Automation, Inc.                                 90,071
          3,704  Cabot Microelectronics Corp. (a)                       178,644
         14,729  Cirrus Logic, Inc. (a)                                 284,270
         12,839  Diodes, Inc. (a)                                       331,631
         16,523  Kulicke & Soffa Industries, Inc. (a)                   238,262
          4,600  MKS Instruments, Inc.                                  167,440
         15,765  Pericom Semiconductor Corp. (a)                        172,311
          1,424  Power Integrations, Inc.                                71,712
                                                                 --------------
                                                                      1,534,341
                                                                 --------------
                 SOFTWARE -- 0.7%
         27,636  Ebix, Inc.                                             407,631
                                                                 --------------
                 SPECIALTY RETAIL -- 7.6%
          7,779  Barnes & Noble, Inc. (a)                               169,738
         41,822  Big 5 Sporting Goods Corp.                             514,829
          8,667  Brown Shoe Co., Inc.                                   230,455
          5,180  Buckle (The), Inc.                                     255,529


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 SPECIALTY RETAIL (CONTINUED)
          6,823  Cato (The) Corp., Class A                       $      243,376
          6,444  Children's Place (The), Inc.                           317,367
          7,763  Christopher & Banks Corp. (a)                           50,692
         15,656  Finish Line (The), Inc., Class A                       414,414
          3,145  Genesco, Inc. (a)                                      241,190
          1,056  Group 1 Automotive, Inc.                                90,214
         17,984  Haverty Furniture Cos., Inc.                           395,828
          3,602  Hibbett Sports, Inc. (a)                               163,495
          4,191  Outerwall, Inc. (a)                                    265,165
         34,467  Pep Boys-Manny, Moe & Jack
                    (The) (a)                                           328,470
          9,593  Sonic Automotive, Inc., Class A                        238,770
         17,949  Stage Stores, Inc.                                     302,800
         20,357  Stein Mart, Inc.                                       272,377
          3,459  Vitamin Shoppe, Inc. (a)                               162,331
                                                                 --------------
                                                                      4,657,040
                                                                 --------------
                 TECHNOLOGY HARDWARE, STORAGE &
                    PERIPHERALS -- 0.1%
          2,610  Super Micro Computer, Inc. (a)                          83,416
                                                                 --------------
                 TEXTILES, APPAREL & LUXURY GOODS --
                    0.4%
          2,518  Oxford Industries, Inc.                                154,228
          1,440  Skechers U.S.A., Inc., Class A (a)                      78,840
                                                                 --------------
                                                                        233,068
                                                                 --------------
                 THRIFTS & MORTGAGE FINANCE -- 1.1%
         17,959  Brookline Bancorp, Inc.                                172,227
         10,663  Dime Community Bancshares, Inc.                        167,942
          6,345  Northwest Bancshares, Inc.                              81,406
          9,380  Provident Financial Services, Inc.                     170,997
         11,922  TrustCo Bank Corp.                                      87,031
                                                                 --------------
                                                                        679,603
                                                                 --------------
                 TRADING COMPANIES & DISTRIBUTORS --
                    0.9%
          5,151  Applied Industrial Technologies, Inc.                  251,420
          5,983  Kaman Corp.                                            257,628
          1,534  Veritiv Corp. (a)                                       69,199
                                                                 --------------
                                                                        578,247
                                                                 --------------
                 WATER UTILITIES -- 0.3%
          5,048  American States Water Co.                              180,617
                                                                 --------------
                 WIRELESS TELECOMMUNICATION SERVICES --
                    0.9%
          7,216  NTELOS Holdings Corp.                                   72,737
         30,121  Spok Holdings, Inc.                                    489,165
                                                                 --------------
                                                                        561,902
                                                                 --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

OCTOBER 31, 2014 (UNAUDITED)


                 DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 TOTAL INVESTMENTS -- 99.9%                      $   60,864,732
                 (Cost $61,109,533) (b)
                 NET OTHER ASSETS AND
                    LIABILITIES -- 0.1%                                  45,868
                                                                 --------------
                 NET ASSETS -- 100.0%                            $   60,910,600
                                                                 ==============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,302,838 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,547,639.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1              LEVEL 2           LEVEL 3
-------------------------------------------------------------------------------
Common Stocks*             $     60,864,732       $        --       $        --
                           ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS -- 100.0%
                 AEROSPACE & DEFENSE -- 2.0%
          1,979  Aerovironment, Inc. (a)                         $       60,656
         11,181  GenCorp, Inc. (a)                                      189,630
          3,566  Moog, Inc., Class A (a)                                272,942
          4,386  Orbital Sciences Corp. (a)                             115,352
          7,898  TASER International, Inc. (a)                          148,798
                                                                 --------------
                                                                        787,378
                                                                 --------------
                 AIR FREIGHT & LOGISTICS -- 0.5%
          3,983  Forward Air Corp.                                      190,666
                                                                 --------------
                 AIRLINES -- 0.7%
          1,972  Allegiant Travel Co.                                   263,203
                                                                 --------------
                 AUTOMOBILES -- 0.2%
          2,734  Winnebago Industries, Inc. (a)                          57,988
                                                                 --------------
                 BANKS -- 2.3%
          3,869  Bank of the Ozarks, Inc.                               136,344
          4,079  BBCN Bancorp, Inc.                                      57,677
          4,804  Boston Private Financial Holdings,
                    Inc.                                                 63,173
          2,399  Columbia Banking System, Inc.                           66,644
          7,579  First Midwest Bancorp, Inc.                            127,251
          1,649  Pinnacle Financial Partners, Inc.                       64,641
          4,077  PrivateBancorp, Inc.                                   131,769
          3,096  Texas Capital Bancshares, Inc. (a)                     189,320
          6,448  Wilshire Bancorp, Inc.                                  63,835
                                                                 --------------
                                                                        900,654
                                                                 --------------
                 BEVERAGES -- 0.3%
            550  Boston Beer (The) Co., Inc.,
                    Class A (a)                                         136,950
                                                                 --------------
                 BIOTECHNOLOGY -- 0.8%
          1,757  Acorda Therapeutics, Inc. (a)                           61,179
          5,722  Emergent Biosolutions, Inc. (a)                        129,432
          5,249  Momenta Pharmaceuticals, Inc. (a)                       57,267
          2,989  Repligen Corp. (a)                                      75,382
                                                                 --------------
                                                                        323,260
                                                                 --------------
                 BUILDING PRODUCTS -- 2.2%
          8,271  American Woodmark Corp. (a)                            338,367
          7,660  Apogee Enterprises, Inc.                               336,274
         19,159  PGT, Inc. (a)                                          180,190
                                                                 --------------
                                                                        854,831
                                                                 --------------
                 CAPITAL MARKETS -- 1.1%
          2,056  HFF, Inc., Class A                                      64,723
          5,201  Stifel Financial Corp. (a)                             247,100
            702  Virtus Investment Partners, Inc.                       125,805
                                                                 --------------
                                                                        437,628
                                                                 --------------


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 CHEMICALS -- 0.8%
          4,311  Balchem Corp.                                   $      278,922
          2,283  Flotek Industries, Inc. (a)                             50,591
                                                                 --------------
                                                                        329,513
                                                                 --------------
                 COMMERCIAL SERVICES & SUPPLIES -- 1.6%
          2,202  G&K Services, Inc., Class A                            138,880
          8,524  Healthcare Services Group, Inc.                        253,845
          5,557  Matthews International Corp., Class A                  256,066
                                                                 --------------
                                                                        648,791
                                                                 --------------
                 COMMUNICATIONS EQUIPMENT -- 0.1%
          6,213  Procera Networks, Inc. (a)                              46,535
                                                                 --------------
                 CONSTRUCTION & ENGINEERING -- 0.8%
          9,927  Dycom Industries, Inc. (a)                             311,609
                                                                 --------------
                 CONSTRUCTION MATERIALS -- 0.5%
         14,239  Headwaters, Inc. (a)                                   180,835
                                                                 --------------
                 CONSUMER FINANCE -- 1.5%
          5,504  Encore Capital Group, Inc. (a)                         250,487
          3,190  First Cash Financial Services, Inc.
                    (a)                                                 188,465
          5,768  Green Dot Corp., Class A (a)                           137,855
                                                                 --------------
                                                                        576,807
                                                                 --------------
                 DISTRIBUTORS -- 0.3%
          2,262  Pool Corp.                                             135,041
                                                                 --------------
                 DIVERSIFIED CONSUMER SERVICES -- 0.5%
          2,852  Capella Education Co.                                  201,750
                                                                 --------------
                 DIVERSIFIED FINANCIAL SERVICES -- 0.6%
          3,943  MarketAxess Holdings, Inc.                             254,915
                                                                 --------------
                 DIVERSIFIED TELECOMMUNICATION
                    SERVICES -- 1.6%
          9,736  Consolidated Communications Holdings,
                    Inc.                                                252,162
         27,943  General Communication, Inc.,
                    Class A (a)                                         327,771
          3,663  Lumos Networks Corp.                                    63,004
                                                                 --------------
                                                                        642,937
                                                                 --------------
         ELECTRICAL EQUIPMENT -- 1.2%
          2,919  AZZ, Inc.                                              136,492
         25,945  Vicor Corp. (a)                                        353,112
                                                                 --------------
                                                                        489,604
                                                                 --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 ELECTRONIC EQUIPMENT, INSTRUMENTS &
                    COMPONENTS -- 4.7%
          2,417  Badger Meter, Inc.                              $      137,575
         19,844  Daktronics, Inc.                                       264,124
         12,074  DTS, Inc. (a)                                          359,564
          4,806  FARO Technologies, Inc. (a)                            269,136
          8,268  Methode Electronics, Inc.                              325,594
          2,616  MTS Systems Corp.                                      172,682
          6,882  Newport Corp. (a)                                      123,119
          2,813  OSI Systems, Inc. (a)                                  199,385
                                                                 --------------
                                                                      1,851,179
                                                                 --------------
                 ENERGY EQUIPMENT & SERVICES -- 1.6%
          2,744  Basic Energy Services, Inc. (a)                         35,398
          7,983  C&J Energy Services, Inc. (a)                          154,152
          5,056  Matrix Service Co. (a)                                 126,703
         14,354  Newpark Resources, Inc. (a)                            164,066
          8,995  Tesco Corp.                                            171,265
                                                                 --------------
                                                                        651,584
                                                                 --------------
                 FOOD & STAPLES RETAILING -- 1.5%
          4,848  Andersons (The), Inc.                                  308,963
          3,401  Casey's General Stores, Inc.                           278,440
                                                                 --------------
                                                                        587,403
                                                                 --------------
                 FOOD PRODUCTS -- 1.9%
          6,754  Calavo Growers, Inc.                                   327,839
          6,656  Darling Ingredients, Inc. (a)                          117,146
          4,262  Diamond Foods, Inc. (a)                                128,499
          1,908  J&J Snack Foods Corp.                                  196,581
                                                                 --------------
                                                                        770,065
                                                                 --------------
                 HEALTH CARE EQUIPMENT & SUPPLIES --
                    5.7%
          3,521  Abaxis, Inc.                                           185,416
          7,191  ABIOMED, Inc. (a)                                      235,793
          1,624  Anika Therapeutics, Inc. (a)                            65,187
          5,194  Cantel Medical Corp.                                   220,226
         24,710  CryoLife, Inc.                                         253,525
          2,834  Cynosure, Inc., Class A (a)                             71,672
          1,704  Haemonetics Corp. (a)                                   64,275
          4,913  Integra LifeSciences Holdings Corp.
                    (a)                                                 251,103
          8,264  Natus Medical, Inc. (a)                                280,976
          1,507  Neogen Corp. (a)                                        66,157
          6,994  NuVasive, Inc. (a)                                     286,055
          5,449  West Pharmaceutical Services, Inc.                     279,261
                                                                 --------------
                                                                      2,259,646
                                                                 --------------
                 HEALTH CARE PROVIDERS & SERVICES --
                    5.2%
          5,488  Air Methods Corp. (a)                                  259,198


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 HEALTH CARE PROVIDERS & SERVICES
                    (CONTINUED)
          6,091  AmSurg Corp. (a)                                $      328,975
          6,363  Bio-Reference Laboratories, Inc. (a)                   191,145
          3,504  Ensign Group (The), Inc.                               135,675
         18,168  Gentiva Health Services, Inc. (a)                      357,910
          3,987  IPC The Hospitalist Co., Inc. (a)                      166,098
          2,054  MWI Veterinary Supply, Inc. (a)                        348,471
          6,301  Providence Service (The) Corp. (a)                     278,378
                                                                 --------------
                                                                      2,065,850
                                                                 --------------
                 HEALTH CARE TECHNOLOGY -- 0.9%
          2,479  HealthStream, Inc. (a)                                  76,750
          1,344  Medidata Solutions, Inc. (a)                            60,628
          6,533  Omnicell, Inc. (a)                                     211,081
                                                                 --------------
                                                                        348,459
                                                                 --------------
                 HOTELS, RESTAURANTS & LEISURE -- 5.4%
          1,257  Bob Evans Farms, Inc.                                   61,404
            443  Buffalo Wild Wings, Inc. (a)                            66,131
          2,363  Cracker Barrel Old Country Store,
                    Inc.                                                272,572
          1,495  DineEquity, Inc.                                       132,995
          3,577  Jack in the Box, Inc.                                  254,110
          6,773  Multimedia Games Holding
                    Co., Inc. (a)                                       236,378
          3,049  Papa John's International, Inc.                        142,571
         12,151  Pinnacle Entertainment, Inc. (a)                       311,430
         11,322  Scientific Games Corp., Class A (a)                    133,260
          7,986  Sonic Corp. (a)                                        201,327
         10,950  Texas Roadhouse, Inc.                                  316,127
                                                                 --------------
                                                                      2,128,305
                                                                 --------------
                 HOUSEHOLD DURABLES -- 0.9%
          6,175  Universal Electronics, Inc. (a)                        351,296
                                                                 --------------
                 INSURANCE -- 2.3%
          3,118  AMERISAFE, Inc.                                        130,021
          3,092  Employers Holdings, Inc.                                63,046
          3,388  HCI Group, Inc.                                        172,246
          2,817  RLI Corp.                                              139,695
         23,577  Universal Insurance Holdings, Inc.                     412,597
                                                                 --------------
                                                                        917,605
                                                                 --------------
                 INTERNET & CATALOG RETAIL -- 0.7%
          2,085  Blue Nile, Inc. (a)                                     74,018
         11,617  Nutrisystem, Inc.                                      195,630
                                                                 --------------
                                                                        269,648
                                                                 --------------
                 INTERNET SOFTWARE & SERVICES -- 4.0%
          6,698  comScore, Inc. (a)                                     282,254
          2,809  Dealertrack Technologies, Inc. (a)                     132,163


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 INTERNET SOFTWARE & SERVICES
                    (CONTINUED)
         29,103  Dice Holdings, Inc. (a)                         $      290,157
          3,617  j2 Global, Inc.                                        195,643
         24,214  LivePerson, Inc. (a)                                   348,682
          5,294  LogMeIn, Inc. (a)                                      254,377
          5,310  XO Group, Inc. (a)                                      67,596
                                                                 --------------
                                                                      1,570,872
                                                                 --------------
                 IT SERVICES -- 4.0%
          5,073  Cardtronics, Inc. (a)                                  194,753
          6,794  CSG Systems International, Inc.                        180,109
          3,308  Forrester Research, Inc.                               133,246
          6,388  Heartland Payment Systems, Inc.                        329,940
          8,302  iGATE Corp. (a)                                        307,589
          3,039  MAXIMUS, Inc.                                          147,270
          6,858  Virtusa Corp. (a)                                      281,041
                                                                 --------------
                                                                      1,573,948
                                                                 --------------
                 LIFE SCIENCES TOOLS & SERVICES -- 3.0%
         22,376  Affymetrix, Inc. (a)                                   201,608
         13,813  Albany Molecular Research, Inc. (a)                    321,290
         13,056  Cambrex Corp. (a)                                      275,221
          6,253  Luminex Corp. (a)                                      118,807
          4,832  PAREXEL International Corp. (a)                        262,426
                                                                 --------------
                                                                      1,179,352
                                                                 --------------
                 MACHINERY -- 3.3%
            884  CIRCOR International, Inc.                              66,433
          4,495  Federal Signal Corp.                                    63,829
          7,895  Hillenbrand, Inc.                                      262,824
          4,335  John Bean Technologies Corp.                           129,920
         11,287  Lydall, Inc. (a)                                       349,107
          1,818  Tennant Co.                                            134,041
          2,059  Toro (The) Co.                                         127,102
          3,065  Watts Water Technologies, Inc.,
                    Class A                                             185,831
                                                                 --------------
                                                                      1,319,087
                                                                 --------------
                 METALS & MINING -- 2.2%
         38,059  AK Steel Holding Corp. (a)                             288,107
         11,880  Stillwater Mining Co. (a)                              155,984
          7,954  SunCoke Energy, Inc. (a)                               190,101
          4,877  U.S. Silica Holdings, Inc.                             218,977
                                                                 --------------
                                                                        853,169
                                                                 --------------
                 MULTILINE RETAIL -- 0.8%
         15,710  Tuesday Morning Corp. (a)                              320,327
                                                                 --------------
                 OIL, GAS & CONSUMABLE FUELS -- 1.4%
          2,266  Carrizo Oil & Gas, Inc. (a)                            117,696


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 OIL, GAS & CONSUMABLE FUELS
                    (CONTINUED)
          4,186  Northern Oil and Gas, Inc. (a)                  $       47,302
         31,772  PetroQuest Energy, Inc. (a)                            149,329
         20,007  Synergy Resources Corp. (a)                            243,885
                                                                 --------------
                                                                        558,212
                                                                 --------------
                 PAPER & FOREST PRODUCTS -- 1.2%
          2,865  Deltic Timber Corp.                                    186,483
          8,720  KapStone Paper & Packaging Corp. (a)                   268,227
                                                                 --------------
                                                                        454,710
                                                                 --------------
                 PHARMACEUTICALS -- 3.6%
          8,405  Akorn, Inc. (a)                                        374,443
         20,070  DepoMed, Inc. (a)                                      309,078
          5,339  Lannett Co., Inc. (a)                                  302,828
          3,767  Prestige Brands Holdings, Inc. (a)                     133,427
          9,802  Sagent Pharmaceuticals, Inc. (a)                       310,135
                                                                 --------------
                                                                      1,429,911
                                                                 --------------
                 PROFESSIONAL SERVICES -- 0.4%
          7,069  TrueBlue, Inc. (a)                                     174,746
                                                                 --------------
                 REAL ESTATE INVESTMENT TRUSTS -- 6.2%
          8,843  Acadia Realty Trust                                    275,902
          1,805  American Assets Trust, Inc.                             69,204
          6,776  Aviv REIT, Inc.                                        228,554
          8,367  Chesapeake Lodging Trust                               276,446
          5,432  CoreSite Realty Corp.                                  201,093
          9,617  DiamondRock Hospitality Co.                            138,004
            982  EastGroup Properties, Inc.                              67,621
         17,370  Education Realty Trust, Inc.                           195,586
          6,006  Inland Real Estate Corp.                                63,724
          1,613  LTC Properties, Inc.                                    67,649
          4,855  Medical Properties Trust, Inc.                          65,494
          9,508  Parkway Properties, Inc.                               190,635
          2,375  Post Properties, Inc.                                  132,857
          8,295  Retail Opportunity Investments Corp.                   135,540
          1,273  Saul Centers, Inc.                                      69,951
          1,640  Sovran Self Storage, Inc.                              139,548
          1,819  Tanger Factory Outlet Centers, Inc.                     65,066
          2,932  Urstadt Biddle Properties, Inc.,
                    Class A                                              63,419
                                                                 --------------
                                                                      2,446,293
                                                                 --------------
                 REAL ESTATE MANAGEMENT & DEVELOPMENT
                    -- 0.3%
          6,882  Forestar Group, Inc. (a)                               120,091
                                                                 --------------
                 ROAD & RAIL -- 3.0%
          6,538  ArcBest Corp.                                          253,021
         12,724  Heartland Express, Inc.                                319,881
         11,130  Knight Transportation, Inc.                            325,664


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 ROAD & RAIL (CONTINUED)
          6,151  Saia, Inc. (a)                                  $      301,522
                                                                 --------------
                                                                      1,200,088
                                                                 --------------
                 SEMICONDUCTORS & SEMICONDUCTOR
                    EQUIPMENT -- 3.7%
          9,503  Advanced Energy Industries, Inc. (a)                   187,969
         20,131  DSP Group, Inc. (a)                                    195,069
          7,027  Microsemi Corp. (a)                                    183,194
          6,921  Monolithic Power Systems, Inc.                         305,839
          3,332  Synaptics, Inc. (a)                                    228,009
         11,469  Tessera Technologies, Inc.                             348,543
                                                                 --------------
                                                                      1,448,623
                                                                 --------------
                 SOFTWARE -- 5.8%
          6,207  Blackbaud, Inc.                                        276,212
         17,361  EPIQ Systems, Inc.                                     278,471
          5,343  Manhattan Associates, Inc. (a)                         214,308
          1,365  MicroStrategy, Inc., Class A (a)                       219,601
          2,102  Monotype Imaging Holdings, Inc.                         60,138
          6,656  NetScout Systems, Inc. (a)                             245,340
          2,489  Progress Software Corp. (a)                             64,465
          6,659  Synchronoss Technologies, Inc. (a)                     344,071
         13,214  Take-Two Interactive Software, Inc.
                    (a)                                                 349,510
          2,020  Tyler Technologies, Inc. (a)                           226,078
                                                                 --------------
                                                                      2,278,194
                                                                 --------------
                 SPECIALTY RETAIL -- 3.4%
          3,222  Lithia Motors, Inc., Class A                           250,092
         18,092  MarineMax, Inc. (a)                                    346,824
          3,781  Men's Wearhouse (The), Inc.                            177,820
          1,226  Monro Muffler Brake, Inc.                               65,517
          8,535  Select Comfort Corp. (a)                               219,264
          8,679  Zumiez, Inc. (a)                                       289,705
                                                                 --------------
                                                                      1,349,222
                                                                 --------------
                 TECHNOLOGY HARDWARE, STORAGE &
                    PERIPHERALS -- 0.6%
          5,522  Electronics For Imaging, Inc. (a)                      252,466
                                                                 --------------
                 TEXTILES, APPAREL & LUXURY GOODS --
                    1.2%
          3,679  G-III Apparel Group Ltd. (a)                           291,929
          1,847  Steven Madden Ltd. (a)                                  57,903
          4,866  Wolverine World Wide, Inc.                             132,063
                                                                 --------------
                                                                        481,895
                                                                 --------------
                 THRIFTS & MORTGAGE FINANCE -- 0.5%
          9,285  Bank Mutual Corp.                                       61,188
          1,677  BofI Holding, Inc. (a)                                 129,163
                                                                 --------------
                                                                        190,351
                                                                 --------------


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 TRADING COMPANIES & DISTRIBUTORS --
                    1.0%
         12,623  Aceto Corp.                                     $      287,047
          1,655  DXP Enterprises, Inc. (a)                              109,710
                                                                 --------------
                                                                        396,757
                                                                 --------------
                 TOTAL INVESTMENTS -- 100.0%                         39,570,249
                 (Cost $35,407,372) (b)
                 NET OTHER ASSETS AND
                    LIABILITIES -- 0.0%                                  10,336
                                                                 --------------
                 NET ASSETS -- 100.0%                            $   39,580,585
                                                                 ==============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,604,862 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $441,985.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1              LEVEL 2           LEVEL 3
-------------------------------------------------------------------------------
Common Stocks*             $     39,570,249       $        --       $        --
                           ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS -- 100.0%
                 AEROSPACE & DEFENSE -- 2.1%
          1,720  Lockheed Martin Corp.                           $      327,780
                                                                 --------------
                 AIR FREIGHT & LOGISTICS -- 3.4%
          3,246  FedEx Corp.                                            543,380
                                                                 --------------
                 AUTOMOBILES -- 5.1%
         28,347  Ford Motor Co.                                         399,409
         13,126  General Motors Co.                                     412,157
                                                                 --------------
                                                                        811,566
                                                                 --------------
                 BANKS -- 2.7%
          1,740  JPMorgan Chase & Co.                                   105,235
          3,674  PNC Financial Services Group (The),
                    Inc.                                                317,397
                                                                 --------------
                                                                        422,632
                                                                 --------------
                 BIOTECHNOLOGY -- 7.2%
          1,492  Amgen, Inc.                                            241,973
            317  Biogen Idec, Inc. (a)                                  101,782
          2,212  Celgene Corp. (a)                                      236,883
          4,923  Gilead Sciences, Inc. (a)                              551,376
                                                                 --------------
                                                                      1,132,014
                                                                 --------------
                 CAPITAL MARKETS -- 4.0%
          1,142  Goldman Sachs Group (The), Inc.                        216,968
         12,128  Morgan Stanley                                         423,874
                                                                 --------------
                                                                        640,842
                                                                 --------------
                 CHEMICALS -- 3.4%
          1,999  Dow Chemical (The) Co.                                  98,751
          4,823  LyondellBasell Industries N.V.,
                    Class A                                             441,931
                                                                 --------------
                                                                        540,682
                                                                 --------------
                 COMMUNICATIONS EQUIPMENT -- 2.6%
         12,493  Cisco Systems, Inc.                                    305,704
          1,402  QUALCOMM, Inc.                                         110,071
                                                                 --------------
                                                                        415,775
                                                                 --------------
                 CONSUMER FINANCE -- 1.3%
          2,568  Capital One Financial Corp.                            212,553
                                                                 --------------
                 DIVERSIFIED FINANCIAL SERVICES -- 2.7%
          3,035  Berkshire Hathaway, Inc., Class B (a)                  425,386
                                                                 --------------
                 DIVERSIFIED TELECOMMUNICATION
                    SERVICES -- 3.3%
         14,871  AT&T, Inc.                                             518,106
                                                                 --------------
                 ELECTRIC UTILITIES -- 1.5%
          2,804  Duke Energy Corp.                                      230,349
                                                                 --------------


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 ENERGY EQUIPMENT & SERVICES -- 2.4%
          3,250  Halliburton Co.                                 $      179,205
          2,061  Schlumberger Ltd.                                      203,338
                                                                 --------------
                                                                        382,543
                                                                 --------------
                 FOOD & STAPLES RETAILING -- 3.6%
            836  Costco Wholesale Corp.                                 111,497
          5,268  CVS Health Corp.                                       452,047
                                                                 --------------
                                                                        563,544
                                                                 --------------
                 HEALTH CARE PROVIDERS & SERVICES --
                    2.2%
          3,646  UnitedHealth Group, Inc.                               346,406
                                                                 --------------
                 INDUSTRIAL CONGLOMERATES -- 0.7%
          4,091  General Electric Co.                                   105,589
                                                                 --------------
                 INSURANCE -- 2.6%
          7,761  American International Group, Inc.                     415,757
                                                                 --------------
                 INTERNET SOFTWARE & SERVICES -- 3.1%
          6,630  Facebook, Inc., Class A (a)                            497,184
                                                                 --------------
                 IT SERVICES -- 0.6%
            552  International Business Machines Corp.                   90,749
                                                                 --------------
                 MEDIA -- 2.1%
          1,394  Time Warner, Inc.                                      110,781
          2,355  Walt Disney (The) Co.                                  215,200
                                                                 --------------
                                                                        325,981
                                                                 --------------
                 OIL, GAS & CONSUMABLE FUELS -- 17.4%
          4,392  Chevron Corp.                                          526,820
          6,849  ConocoPhillips                                         494,155
          4,234  EOG Resources, Inc.                                    402,442
          5,572  Exxon Mobil Corp.                                      538,868
          5,450  Occidental Petroleum Corp.                             484,668
          3,867  Phillips 66                                            303,560
                                                                 --------------
                                                                      2,750,513
                                                                 --------------
                 PHARMACEUTICALS -- 5.5%
          1,738  Actavis PLC (a)                                        421,882
          1,765  Allergan, Inc.                                         335,456
          3,545  Pfizer, Inc.                                           106,173
                                                                 --------------
                                                                        863,511
                                                                 --------------
                 ROAD & RAIL -- 1.4%
          1,933  Union Pacific Corp.                                    225,098
                                                                 --------------
                 SEMICONDUCTORS & SEMICONDUCTOR
                    EQUIPMENT -- 2.6%
         12,041  Intel Corp.                                            409,514
                                                                 --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

OCTOBER 31, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 SOFTWARE -- 4.0%
          6,783  Microsoft Corp.                                 $      318,462
          8,214  Oracle Corp.                                           320,756
                                                                 --------------
                                                                        639,218
                                                                 --------------
                 SPECIALTY RETAIL -- 4.2%
          4,570  Home Depot (The), Inc.                                 445,667
          3,961  Lowe's Cos., Inc.                                      226,569
                                                                 --------------
                                                                        672,236
                                                                 --------------
                 TECHNOLOGY HARDWARE, STORAGE &
                    PERIPHERALS -- 4.8%
          3,121  Apple, Inc.                                            337,068
          3,582  EMC Corp.                                              102,911
          8,865  Hewlett-Packard Co.                                    318,076
                                                                 --------------
                                                                        758,055
                                                                 --------------
                 TEXTILES, APPAREL & LUXURY GOODS --
                    3.5%
          5,875  NIKE, Inc., Class B                                    546,199
                                                                 --------------
                 TOTAL INVESTMENTS -- 100.0%                         15,813,162
                 (Cost $14,814,309) (b)
                 NET OTHER ASSETS AND
                    LIABILITIES -- 0.0%                                   3,371
                                                                 --------------
                 NET ASSETS -- 100.0%                              $ 15,816,533
                                                                 ==============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,159,829 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $160,976.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1              LEVEL 2           LEVEL 3
-------------------------------------------------------------------------------
Common Stocks*             $     15,813,162       $        --       $        --
                           ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
STYLE FUNDS
OCTOBER 31, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or Style Fund, each type having a separate report. This report covers the twelve Style Funds listed below. The shares of each Style Fund are listed and traded on the NYSE Arca, Inc.

        First Trust Large Cap Core AlphaDEX(R) Fund - (ticker "FEX") First Trust Mid Cap Core AlphaDEX(R) Fund - (ticker "FNX") First Trust Small Cap Core AlphaDEX(R) Fund - (ticker "FYX") First Trust Large Cap Value AlphaDEX(R) Fund - (ticker "FTA") First Trust Large Cap Growth AlphaDEX(R) Fund - (ticker "FTC") First Trust Multi Cap Value AlphaDEX(R) Fund - (ticker "FAB") First Trust Multi Cap Growth AlphaDEX(R) Fund - (ticker "FAD") First Trust Mid Cap Value AlphaDEX(R) Fund - (ticker "FNK") First Trust Mid Cap Growth AlphaDEX(R) Fund - (ticker "FNY") First Trust Small Cap Value AlphaDEX(R) Fund - (ticker "FYT") First Trust Small Cap Growth AlphaDEX(R) Fund - (ticker "FYC") First Trust Mega Cap AlphaDEX(R) Fund - (ticker "FMK")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e. a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor") in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

       Common stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

       Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

       Overnight repurchase agreements are fair valued at cost.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
OCTOBER 31, 2014 (UNAUDITED)


Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

    1) the type of security;

    2) the size of the holding;

    3) the initial cost of the security;

    4) transactions in comparable securities;

    5) price quotes from dealers and/or pricing services;

    6) relationships among various securities;

    7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

    8) an analysis of the issuer's financial statements; and

    9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

                  o     Quoted prices for similar investments in active markets.

                  o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

                  o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

                  o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
OCTOBER 31, 2014 (UNAUDITED)


The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of October 31, 2014, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At October 31, 2014, only FNX, FYX, FNK and FNY have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
OCTOBER 31, 2014 (UNAUDITED)


D. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is not enforceable.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the period ended October 31, 2014, were received as collateral for lending securities.

E. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860):
Repurchase-to-Maturity Transactions,

Repurchase Financings, and Disclosures. A repurchase-to-maturity transaction is one where the repurchase agreement settles at the same time as the maturity of the transferred financial asset. These transactions, unlike other repurchase agreements, were accounted for as sales and purchases instead of being treated as secured borrowings. This ASU changes that accounting practice and treats all repurchase agreements as secured borrowings. The ASU additionally requires two new disclosures which are intended to: a) disclose information on transferred assets accounted for as sales in transactions that are economically similar to repurchase agreements, and b) provide increased transparency about the types of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings.

The ASU impacts all entities that enter into repurchase-to-maturity transactions, entities that account for these transactions as a sale and a purchase, and entities that engage in repurchase agreements and securities lending transactions.

The ASU is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds' financial statement disclosures.

ADDITIONAL INFORMATION

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
STYLE FUNDS
OCTOBER 31, 2014 (UNAUDITED)


                             LICENSING INFORMATION

Each of the Defined Large Cap Core Index, Defined Mid Cap Core Index, Defined Small Cap Core Index, Defined Large Cap Value Index, Defined Large Cap Growth Index, Defined Mega Cap Index, Defined Multi Cap Value Index, Defined Multi Cap Growth Index, Defined Mid Cap Growth Index, Defined Mid Cap Value Index, Defined Small Cap Growth Index and Defined Small Cap Value Index (the "Defined Series") is the exclusive property of S&P Dow Jones Indices LLC ("S&P Dow Jones"). First Trust Portfolios L.P. has contracted with S&P Dow Jones to calculate and maintain the Defined Series. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed to S&P Dow Jones and have been sublicensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones or S&P and neither S&P Dow Jones nor S&P makes any representation regarding the advisability of investing in the Funds.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   First Trust Exchange Traded AlphaDEX(R) Fund
               ----------------------------------------------

By:     /s/ Mark R. Bradley
        ------------------------------------------
        Mark R. Bradley,
        President and Chief Executive Officer
        (principal executive officer)

Date:   December 22, 2014
        --------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Mark R. Bradley
        ------------------------------------------
        Mark R. Bradley,
        President and Chief Executive Officer
        (principal executive officer)

Date:   December 22, 2014
        --------------------

By:     James M. Dykas
        ------------------------------------------
        James M. Dykas,
        Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date:   December 22, 2014
        --------------------